UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07797

SunAmerica Series, Inc.
(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ			07311
(Address of principal executive offices)			(Zip code)

John T. Genoy Senior Vice President SunAmerica Asset Management Corp. Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2011

Item 1. Reports to Stockholders

SEMI-ANNUAL REPORT 2011

SunAmerica Series, Inc.

■  Focused Asset Allocation Strategies

■  Focused Portfolios

■  SunAmerica Strategic Value Portfolio

(This page intentionally left blank.)

April 30, 2011  SEMI-ANNUAL REPORT

SunAmerica Series, Inc.

SunAmerica Focused Asset Allocation Strategies

Focused Equity Strategy Portfolio (FESAX)

Focused Multi-Asset Strategy Portfolio (FASAX)

Focused Balanced Strategy Portfolio (FBAAX)

Focused Fixed Income and Equity Strategy Portfolio (FFEAX)

Focused Fixed Income Strategy Portfolio

SunAmerica Focused Portfolios

Focused Large-Cap Growth Portfolio (SSFAX)

Focused Growth Portfolio (SSAAX)

Focused Small-Cap Growth Portfolio (NSKAX)

Focused Small-Cap Value Portfolio (SSSAX)

Focused Growth and Income Portfolio (FOGAX)

Focused Technology Portfolio (STNAX)

Focused Dividend Strategy Portfolio (FDSAX)

Focused StarALPHA Portfolio (FSAPX)

SunAmerica Strategic Value Portfolio (SFVAX)

Table of Contents

A Message from the President	1

Expense Example	3

Statement of Assets and Liabilities	7

Statement of Operations	13

Statement of Changes in Net Assets	16

Financial Highlights	21

Portfolio of Investments	35

Notes to Financial Statements	72

A MESSAGE FROM THE PRESIDENT — (unaudited)

Dear Shareholders:

We are pleased to present this semi-annual update for the SunAmerica Series, Inc. (the "SunAmerica Series"), including the Focused Asset Allocation Strategies, Focused Portfolios and SunAmerica Strategic Value Portfolio for the six-month period ended April 30, 2011.

Despite a turbulent macroeconomic global climate, which included political unrest in the Middle East and North Africa, natural and man-made disasters in Japan and ongoing concerns regarding sovereign debt in Europe, the U.S. equity market produced double-digit gains during the semi-annual period. Such strong performance was supported by the Federal Reserve's decision to embark on a second round of quantitative easing in November 2010, widely anticipated to benefit the sluggish yet persistent U.S. economic recovery. The passage in Congress of a continuation of the Bush tax cuts gave further confidence to investors seeking higher yields than were available in the fixed income market. It was perhaps robust corporate earnings growth and expenditures and a gradual rate of improvement in domestic employment that most allowed the U.S. equity market to absorb some blows to confidence and end the semi-annual period with a solid advance. The cyclically-oriented energy and industrials sectors performed particularly well, buoyed by a rather steady rise in commodity prices during the six months ended April 30, 2011. Against this backdrop, most of the SunAmerica Series portfolios generated positive absolute returns during the semi-annual period.

We continued to modify our investment options during the semi-annual period by making changes to the Focused Value Portfolio's principal investment strategies and techniques effective February 28, 2011. This Portfolio was re-named the SunAmerica Strategic Value Portfolio to reflect these changes, since it is no longer managed as a "focused" fund but rather employs a "buy and hold" strategy with approximately 100 securities selected annually from the Russell 3000 Value Index.* Also in connection with these changes, SunAmerica assumed portfolio management responsibilities for the Portfolio, with Mr. Brendan Voege serving as the portfolio manager. Elsewhere, Focused StarALPHA Portfolio shifted from five to four investment advisers, effective April 1, 2011.

Whether you invest in any of our portfolios separately or you invest in a mix of SunAmerica funds through our Focused Asset Allocation Strategies, we believe our mutual funds provide valuable tools for investors and their financial advisers to help optimize their asset allocations in a market still rife with volatility yet filled with new investment opportunity.

Maintaining a long-term perspective is a basic tenet of effective investing for both managers and investors at all times. We believe that investors should resist the urge to act upon short-term market movements and should instead maintain investments in assets that are allocated based on their long-term individual goals. This strategy may have the result of mitigating the impact of severe corrections by allowing investors to successfully participate in the upside of market rallies, such as that seen during the six-month period ended April 30, 2011. Most importantly, perhaps, staying invested over time may help smooth the effects of short-term volatility.

A MESSAGE FROM THE PRESIDENT — (unaudited) (continued)

On the following pages, you will find unaudited financial statements and portfolio information for each of the SunAmerica Series portfolios for the six-month period ended April 30, 2011.

Thank you for being a part of the SunAmerica Series portfolios. We value your ongoing confidence in us and look forward to serving your investment needs in the future.

Sincerely,

Peter A. Harbeck
President & CEO
SunAmerica Asset Management Corp.

Past performance is no guarantee of future results.

*The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values. Indices are not managed and an investor cannot invest directly into an index.

Because focused mutual funds are less diversified than typical mutual funds, the performance of each holding in a focused fund has a greater impact upon the overall portfolio, which increases risk. The Focused Dividend Strategy Portfolio holds up to 30 high dividend yielding common stocks selected annually from the Dow Jones Industrial Average and the broader market. Each adviser to the Focused StarALPHA Portfolio will generally invest in up to 10 securities and the Portfolio will generally hold up to 40 securities, depending on the number of advisers. The Focused Asset Allocation Strategies are funds-of-funds, allocated and monitored by SunAmerica Asset Management Corp.

EXPENSE EXAMPLE — April 30, 2011 — (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the SunAmerica Series, Inc. (the "Fund"), you may incur two types of costs: (1) transaction costs, including applicable sales charges (loads) on purchase payments and contingent deferred sales charges and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at November 1, 2010 and held until April 30, 2011.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended April 30, 2011" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I and Class Z, the "Expenses Paid During the Six Months Ended April 30, 2011" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended April 30, 2011" column does not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Portfolios' Prospectus, your retirement plan document and/or materials from your financial adviser, for a full description of these fees. Had these fees, if applicable, been included, the "Expenses Paid During the Six Months Ended April 30, 2011" column would have been higher and the "Ending Account Value" would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I and Class Z the "Expenses Paid During the Six Months Ended April 30, 2011" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended April 30, 2011" column does not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Portfolios' Prospectus, your retirement plan document and/or materials from your financial adviser, for a full description of these fees. Had these fees, if applicable, been included, the "Expenses Paid During the Six Months Ended April 30, 2011," column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable, to your account. Please refer to the Portfolios' Prospectus, your retirement plan document and/or materials from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

EXPENSE EXAMPLE — April 30, 2011 — (unaudited) (continued)

	Actual			Hypothetical
Portfolio	Beginning Account Value At November 1, 2010	Ending Account Value Using Actual Return at April 30, 2011	Expenses Paid During the six months ended April 30, 2011*	Beginning Account Value At November 1, 2010	Ending Account Value Using a Hypothetical 5% Assumed Return at April 30, 2011	Expenses Paid During the six months ended April 30, 2011*	Expense Ratio as of April 30, 2011*
Focused Equity Strategy†
Class A#	$1,000.00	$1,171.53	$1.35	$1,000.00	$1,023.55	$1.25	0.25%
Class B#	$1,000.00	$1,167.52	$4.84	$1,000.00	$1,020.33	$4.51	0.90%
Class C	$1,000.00	$1,168.23	$4.73	$1,000.00	$1,020.43	$4.41	0.88%
Class I#	$1,000.00	$1,170.97	$1.35	$1,000.00	$1,023.55	$1.25	0.25%
Focused Multi-Asset Strategy†
Class A	$1,000.00	$1,117.89	$1.05	$1,000.00	$1,023.80	$1.00	0.20%
Class B	$1,000.00	$1,114.51	$4.51	$1,000.00	$1,020.53	$4.31	0.86%
Class C	$1,000.00	$1,114.44	$4.40	$1,000.00	$1,020.63	$4.21	0.84%
Focused Balanced Strategy†
Class A	$1,000.00	$1,100.03	$1.20	$1,000.00	$1,023.65	$1.15	0.23%
Class B	$1,000.00	$1,096.18	$4.63	$1,000.00	$1,020.38	$4.46	0.89%
Class C	$1,000.00	$1,096.85	$4.47	$1,000.00	$1,020.53	$4.31	0.86%
Class I#	$1,000.00	$1,099.75	$1.30	$1,000.00	$1,023.55	$1.25	0.25%
Focused Fixed Income and Equity Strategy#†
Class A	$1,000.00	$1,043.93	$1.27	$1,000.00	$1,023.55	$1.25	0.25%
Class B	$1,000.00	$1,041.01	$4.55	$1,000.00	$1,020.33	$4.51	0.90%
Class C	$1,000.00	$1,040.97	$4.55	$1,000.00	$1,020.33	$4.51	0.90%
Focused Fixed Income Strategy#†
Class A	$1,000.00	$1,000.80	$1.24	$1,000.00	$1,023.55	$1.25	0.25%
Class B	$1,000.00	$997.57	$4.46	$1,000.00	$1,020.33	$4.51	0.90%
Class C	$1,000.00	$998.42	$4.46	$1,000.00	$1,020.33	$4.51	0.90%
Focused Large-Cap Growth@
Class A	$1,000.00	$1,133.06	$7.72	$1,000.00	$1,017.55	$7.30	1.46%
Class B	$1,000.00	$1,129.18	$11.51	$1,000.00	$1,013.98	$10.89	2.18%
Class C	$1,000.00	$1,129.57	$11.19	$1,000.00	$1,014.28	$10.59	2.12%
Class Z	$1,000.00	$1,136.64	$4.40	$1,000.00	$1,020.68	$4.16	0.83%
Focused Growth#@
Class A	$1,000.00	$1,092.36	$8.92	$1,000.00	$1,016.27	$8.60	1.72%
Class B	$1,000.00	$1,088.52	$12.27	$1,000.00	$1,013.04	$11.83	2.37%
Class C	$1,000.00	$1,088.56	$12.27	$1,000.00	$1,013.04	$11.83	2.37%
Focused Small-Cap Growth@
Class A	$1,000.00	$1,288.25	$8.57	$1,000.00	$1,017.31	$7.55	1.51%
Class B#	$1,000.00	$1,282.84	$13.41	$1,000.00	$1,013.04	$11.83	2.37%
Class C#	$1,000.00	$1,282.95	$13.02	$1,000.00	$1,013.39	$11.48	2.30%
Class I#	$1,000.00	$1,288.84	$7.55	$1,000.00	$1,018.20	$6.66	1.33%

EXPENSE EXAMPLE — April 30, 2011 — (unaudited) (continued)

	Actual			Hypothetical
Portfolio	Beginning Account Value At November 1, 2010	Ending Account Value Using Actual Return at April 30, 2011	Expenses Paid During the six months ended April 30, 2011*	Beginning Account Value At November 1, 2010	Ending Account Value Using a Hypothetical 5% Assumed Return at April 30, 2011	Expenses Paid During the six months ended April 30, 2011*	Expense Ratio as of April 30, 2011*
Focused Small-Cap Value@
Class A	$1,000.00	$1,372.40	$8.65	$1,000.00	$1,017.50	$7.35	1.47%
Class B#	$1,000.00	$1,367.65	$13.33	$1,000.00	$1,013.54	$11.33	2.27%
Class C	$1,000.00	$1,368.25	$12.57	$1,000.00	$1,014.18	$10.69	2.14%
Focused Growth and Income@
Class A	$1,000.00	$1,122.34	$8.00	$1,000.00	$1,017.26	$7.60	1.52%
Class B#	$1,000.00	$1,117.15	$12.44	$1,000.00	$1,013.04	$11.83	2.37%
Class C	$1,000.00	$1,117.90	$11.40	$1,000.00	$1,014.03	$10.84	2.17%
Class I#	$1,000.00	$1,122.48	$6.95	$1,000.00	$1,018.25	$6.61	1.32%
Focused Technology#@
Class A	$1,000.00	$1,118.75	$9.88	$1,000.00	$1,015.47	$9.39	1.88%
Class B	$1,000.00	$1,115.00	$13.27	$1,000.00	$1,012.25	$12.62	2.53%
Class C	$1,000.00	$1,115.00	$13.27	$1,000.00	$1,012.25	$12.62	2.53%
Focused Dividend Strategy#
Class A	$1,000.00	$1,110.41	$5.08	$1,000.00	$1,019.98	$4.86	0.97%
Class B	$1,000.00	$1,106.38	$8.51	$1,000.00	$1,016.71	$8.15	1.63%
Class C	$1,000.00	$1,106.34	$8.46	$1,000.00	$1,016.76	$8.10	1.62%
Focused StarALPHA#@
Class A	$1,000.00	$1,173.42	$9.27	$1,000.00	$1,016.27	$8.60	1.72%
Class C	$1,000.00	$1,170.87	$12.76	$1,000.00	$1,013.04	$11.83	2.37%
SunAmerica Strategic Value#††
Class A	$1,000.00	$1,139.99	$9.13	$1,000.00	$1,016.27	$8.60	1.72%
Class B	$1,000.00	$1,136.55	$12.56	$1,000.00	$1,013.04	$11.83	2.37%
Class C	$1,000.00	$1,135.86	$12.55	$1,000.00	$1,013.04	$11.83	2.37%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days divided by 365 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to the Portfolios' prospectus, your retirement plan document and/or materials from your financial adviser for more information.

#  During the stated period, the investment adviser either waived a portion or all of the fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended April 30, 2011" and the "Expense Ratios" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended April 30, 2011" and the "Expense Ratios" would have been lower.

†  Does not include the expenses of the underlying funds that the Portfolios bear indirectly. If these indirect expenses had been included, the "Actual/Hypothetical Expenses Paid During the Period" and the "Expense Ratios" would have been higher and the "Actual/Hypothetical Ending Account Value" would have been lower.

††  See Note 1

@  Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio's expenses have been reduced. Had the expense reductions been applied the Expense Example would have been as follows:

EXPENSE EXAMPLE — April 30, 2011 — (unaudited) (continued)

	Actual			Hypothetical
Portfolio	Beginning Account Value At November 1, 2010	Ending Account Value Using Actual Return at April 30, 2011	Expenses Paid During the six months ended April 30, 2011*	Beginning Account Value At November 1, 2010	Ending Account Value Using a Hypothetical 5% Assumed Return at April 30, 2011	Expenses Paid During the six months ended April 30, 2011*	Expense Ratio as of April 30, 2011*
Focused Large-Cap Growth
Class A	$1,000.00	$1,133.06	$7.72	$1,000.00	$1,017.55	$7.30	1.46%
Class B	$1,000.00	$1,129.18	$11.51	$1,000.00	$1,013.98	$10.89	2.18%
Class C	$1,000.00	$1,129.57	$11.19	$1,000.00	$1,014.28	$10.59	2.12%
Class Z	$1,000.00	$1,136.64	$4.40	$1,000.00	$1,020.68	$4.16	0.83%
Focused Growth#
Class A	$1,000.00	$1,092.36	$8.92	$1,000.00	$1,016.27	$8.60	1.72%
Class B	$1,000.00	$1,088.52	$12.27	$1,000.00	$1,013.04	$11.83	2.37%
Class C	$1,000.00	$1,088.56	$12.27	$1,000.00	$1,013.04	$11.83	2.37%
Focused Small-Cap Growth
Class A	$1,000.00	$1,288.25	$8.45	$1,000.00	$1,017.41	$7.45	1.49%
Class B#	$1,000.00	$1,282.84	$13.30	$1,000.00	$1,013.14	$11.73	2.35%
Class C#	$1,000.00	$1,282.95	$12.91	$1,000.00	$1,013.49	$11.38	2.28%
Class I#	$1,000.00	$1,288.84	$7.43	$1,000.00	$1,018.30	$6.56	1.31%
Focused Small Cap Value
Class A	$1,000.00	$1,372.40	$8.53	$1,000.00	$1,017.60	$7.25	1.45%
Class B#	$1,000.00	$1,367.65	$13.21	$1,000.00	$1,013.64	$11.23	2.25%
Class C	$1,000.00	$1,368.25	$12.45	$1,000.00	$1,014.28	$10.59	2.12%
Focused Growth and Income
Class A	$1,000.00	$1,122.34	$7.89	$1,000.00	$1,017.36	$7.50	1.50%
Class B#	$1,000.00	$1,117.15	$12.28	$1,000.00	$1,013.19	$11.68	2.34%
Class C	$1,000.00	$1,117.90	$11.29	$1,000.00	$1,014.13	$10.74	2.15%
Class I#	$1,000.00	$1,122.48	$6.84	$1,000.00	$1,018.35	$6.51	1.30%
Focused Technology#
Class A	$1,000.00	$1,118.75	$9.82	$1,000.00	$1,015.52	$9.35	1.87%
Class B	$1,000.00	$1,115.00	$13.21	$1,000.00	$1,012.30	$12.57	2.52%
Class C	$1,000.00	$1,115.00	$13.21	$1,000.00	$1,012.30	$12.57	2.52%
Focused StarALPHA#
Class A	$1,000.00	$1,173.42	$9.22	$1,000.00	$1,016.31	$8.55	1.71%
Class C	$1,000.00	$1,170.87	$12.70	$1,000.00	$1,013.09	$11.78	2.36%

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2011 — (unaudited)

	Focused Equity Strategy Portfolio	Focused Multi-Asset Strategy Portfolio	Focused Balanced Strategy Portfolio	Focused Fixed Income and Equity Strategy Portfolio	Focused Fixed Income Strategy Portfolio
ASSETS:
Investments at value (unaffiliated)*	$—	$—	$—	$—	$—
Investments at value (affiliated)*	203,886,473	403,790,212	196,166,482	25,708,845	15,075,243
Repurchase agreements (cost approximates value)	—	—	—	—	—
Total investments	203,886,473	403,790,212	196,166,482	25,708,845	15,075,243
Cash	—	—	—	—	—
Foreign cash*	—	—	—	—	—
Receivable for:
Fund shares sold	135,032	191,317	43,195	4,339	28,871
Dividends and interest	—	—	—	—	—
Investments sold	—	—	—	—	—
Prepaid expenses and other assets	4,162	4,162	4,162	4,008	4,008
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	3,245	2,171
Total assets	204,025,667	403,985,691	196,213,839	25,720,437	15,110,293
LIABILITIES:
Payable for:
Fund shares redeemed	356,560	1,095,664	464,426	47,967	59,277
Investments purchased	—	—	—	—	—
Investment advisory and management fees	16,435	32,718	15,963	2,094	1,244
Distribution and service maintenance fees	62,607	132,233	61,080	7,288	4,697
Transfer agent fees and expenses	25,776	39,681	19,084	4,550	3,141
Directors' fees and expenses	4,243	5,750	4,013	759	463
Other accrued expenses	109,035	107,878	83,621	59,428	50,936
Line of credit	—	—	—	—	—
Dividends payable	—	—	—	—	30,447
Due to investment adviser for expense recoupment	1,487	—	419	—	—
Total liabilities	576,143	1,413,924	648,606	122,086	150,205
Net Assets	$203,449,524	$402,571,767	$195,565,233	$25,598,351	$14,960,088
*Cost
Investments (unaffiliated)	$—	$—	$—	$—	$—
Investments (affiliated)	$167,530,605	$361,603,124	$173,400,156	$24,652,062	$15,192,825
Foreign cash	$—	$—	$—	$—	$—

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2011 — (unaudited) (continued)

	Focused Equity Strategy Portfolio	Focused Multi-Asset Strategy Portfolio	Focused Balanced Strategy Portfolio	Focused Fixed Income and Equity Strategy Portfolio	Focused Fixed Income Strategy Portfolio
NET ASSETS REPRESENTED BY:
Common stock, $0.0001 par value (3 billion shares authorized)	$1,480	$2,800	$1,468	$220	$131
Paid-in capital	327,940,785	503,387,502	252,772,955	33,311,693	17,462,191
	327,942,265	503,390,302	252,774,423	33,311,913	17,462,322
Accumulated undistributed net investment income (loss)	373,175	(485,309)	(1,127,568)	(329,431)	(374,787)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, foreign exchange transactions and capital gain distributions from underlying funds	(161,221,784)	(142,520,314)	(78,847,948)	(8,440,914)	(2,009,865)
Unrealized appreciation (depreciation) on investments	36,355,868	42,187,088	22,766,326	1,056,783	(117,582)
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—
Net Assets	$203,449,524	$402,571,767	$195,565,233	$25,598,351	$14,960,088
Class A:
Net assets	$84,062,458	$153,518,420	$79,909,149	$12,077,451	$6,365,345
Shares outstanding	6,070,161	10,644,933	5,980,779	1,039,386	555,310
Net asset value and redemption price per share (excluding any applicable contingent deferred sales charge)	$13.85	$14.42	$13.36	$11.62	$11.46
Maximum sales charge (5.75% of offering price)	0.84	0.88	0.82	0.71	0.70
Maximum offering price to public	$14.69	$15.30	$14.18	$12.33	$12.16
Class B:
Net assets	$38,677,049	$80,460,123	$37,547,239	$3,808,175	$2,635,796
Shares outstanding	2,831,585	5,614,251	2,831,005	327,925	230,158
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$13.66	$14.33	$13.26	$11.61	$11.45
Class C:
Net assets	$80,051,952	$168,593,224	$77,254,383	$9,712,725	$5,958,947
Shares outstanding	5,853,721	11,745,510	5,806,933	836,130	520,497
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$13.68	$14.35	$13.30	$11.62	$11.45
Class I:
Net assets	$658,065	$—	$854,462	$—	$—
Shares outstanding	47,629	—	63,856	—	—
Net asset value, offering and redemption price per share	$13.82	$—	$13.38	$—	$—
Class Z:
Net assets	$—	$—	$—	$—	$—
Shares outstanding	—	—	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—	$—	$—

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2011 — (unaudited) (continued)

	Focused Large-Cap Growth Portfolio	Focused Growth Portfolio	Focused Small-Cap Growth Portfolio	Focused Small-Cap Value Portfolio	Focused Growth and Income Portfolio
ASSETS:
Investments at value (unaffiliated)*	$389,301,547	$177,238,146	$190,229,510	$178,316,179	$214,367,945
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	12,891,000	—	3,336,000	5,403,000	6,682,000
Total investments	402,192,547	177,238,146	193,565,510	183,719,179	221,049,945
Cash	802	67,943	88	254,868	938
Foreign cash*	1,787	—	—	—	—
Receivable for:
Fund shares sold	23,330	13,092	49,987	1,365,233	3,603
Dividends and interest	192,173	303,667	22,720	132,868	261,145
Investments sold	15,946,313	791,598	6,987,302	8,786,639	6,400,550
Prepaid expenses and other assets	122,818	11,141	14,132	15,459	4,313
Due from investment adviser for expense reimbursements/fee waivers	—	6,661	—	2,140	—
Total assets	418,479,770	178,432,248	200,639,739	194,276,386	227,720,494
LIABILITIES:
Payable for:
Fund shares redeemed	825,395	305,329	565,767	210,672	353,495
Investments purchased	18,578,314	1,742,333	2,318,707	7,495,846	6,401,467
Investment advisory and management fees	244,996	142,907	119,268	108,477	134,313
Distribution and service maintenance fees	174,283	71,890	76,218	75,172	93,893
Transfer agent fees and expenses	125,563	58,801	67,130	47,774	93,279
Directors' fees and expenses	21,292	6,987	9,259	3,434	15,311
Other accrued expenses	215,299	92,507	178,328	59,320	103,828
Line of credit	—	—	—	—	—
Dividends payable	—	—	—	—	—
Due to investment adviser for expense recoupment	—	—	7,420	—	4,020
Total liabilities	20,185,142	2,420,754	3,342,097	8,000,695	7,199,606
Net Assets	$398,294,628	$176,011,494	$197,297,642	$186,275,691	$220,520,888
*Cost
Investments (unaffiliated)	$344,497,546	$147,763,144	$160,313,482	$146,112,690	$204,846,025
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$1,459	$—	$—	$—	$—

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2011 — (unaudited) (continued)

	Focused Large-Cap Growth Portfolio	Focused Growth Portfolio	Focused Small-Cap Growth Portfolio	Focused Small-Cap Value Portfolio	Focused Growth and Income Portfolio
NET ASSETS REPRESENTED BY:
Common stock, $0.0001 par value (3 billion shares authorized)	$2,131	$714	$1,217	$967	$1,548
Paid-in capital	425,693,855	187,887,327	236,583,847	191,450,741	396,216,987
	425,695,986	187,888,041	236,585,064	191,451,708	396,218,535
Accumulated undistributed net investment income (loss)	(1,194,523)	(518,311)	(1,175,462)	(2,081,795)	(69,579)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, foreign exchange transactions and capital gain distributions from underlying funds	(71,011,164)	(40,838,055)	(68,027,988)	(35,297,711)	(185,149,988)
Unrealized appreciation (depreciation) on investments	44,804,001	29,475,002	29,916,028	32,203,489	9,521,920
Unrealized foreign exchange gain (loss) on other assets and liabilities	328	4,817	—	—	—
Net Assets	$398,294,628	$176,011,494	$197,297,642	$186,275,691	$220,520,888
Class A:
Net assets	$284,571,504	$134,592,812	$157,086,917	$138,941,081	$161,378,342
Shares outstanding	14,849,585	5,318,084	9,423,871	6,987,243	11,033,987
Net asset value and redemption price per share (excluding any applicable contingent deferred sales charge)	$19.16	$25.31	$16.67	$19.88	$14.63
Maximum sales charge (5.75% of offering price)	1.17	1.54	1.02	1.21	0.89
Maximum offering price to public	$20.33	$26.85	$17.69	$21.09	$15.52
Class B:
Net assets	$25,910,720	$14,897,587	$14,700,708	$10,860,401	$16,140,275
Shares outstanding	1,474,787	654,805	1,003,213	617,821	1,216,277
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$17.57	$22.75	$14.65	$17.58	$13.27
Class C:
Net assets	$87,488,293	$26,521,095	$25,082,416	$36,474,209	$42,501,016
Shares outstanding	4,968,236	1,166,366	1,717,816	2,064,933	3,198,413
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$17.61	$22.74	$14.60	$17.66	$13.29
Class I:
Net assets	$—	$—	$427,601	$—	$501,255
Shares outstanding	—	—	25,020	—	34,160
Net asset value, offering and redemption price per share	$—	$—	$17.09	$—	$14.67
Class Z:
Net assets	$324,111	$—	$—	$—	$—
Shares outstanding	15,906	—	—	—	—
Net asset value, offering and redemption price per share	$20.38	$—	$—	$—	$—

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2011 — (unaudited) (continued)

	Focused Technology Portfolio	Focused Dividend Strategy Portfolio	Focused StarALPHA Portfolio	SunAmerica Strategic Value Portfolio†
ASSETS:
Investments at value (unaffiliated)*	$42,136,394	$725,479,957	$34,523,586	$198,266,802
Investments at value (affiliated)*	—	—	—	—
Repurchase agreements (cost approximates value)	—	26,115,000	—	1,952,000
Total investments	42,136,394	751,594,957	34,523,586	200,218,802
Cash	—	801	145	278
Foreign cash*	—	—	51,381	5,576,645
Receivable for:
Fund shares sold	16,649	7,955,822	5,075	206,934
Dividends and interest	23,271	1,207,966	18,137	276,116
Investments sold	3,131,013	—	1,285,752	—
Prepaid expenses and other assets	11,087	4,743	4,174	4,634
Due from investment adviser for expense reimbursements/fee waivers	5,482	—	22,317	—
Total assets	45,323,896	760,764,289	35,910,567	206,283,409
LIABILITIES:
Payable for:
Fund shares redeemed	24,050	2,312,413	469,185	326,783
Investments purchased	244,868	16,496,031	218,777	—
Investment advisory and management fees	37,828	200,702	29,348	124,793
Distribution and service maintenance fees	20,241	322,452	12,581	98,246
Transfer agent fees and expenses	18,582	139,960	9,039	44,811
Directors' fees and expenses	1,742	6,463	1,175	7,189
Other accrued expenses	67,984	21,541	70,976	126,304
Line of credit	1,624,408	—	848,934	—
Dividends payable	—	—	—	—
Due to investment adviser for expense recoupment	—	—	—	38,206
Total liabilities	2,039,703	19,499,562	1,660,015	766,332
Net Assets	$43,284,193	$741,264,727	$34,250,552	$205,517,077
*Cost
Investments (unaffiliated)	$36,691,952	$648,700,491	$30,587,792	$186,683,764
Investments (affiliated)	$—	$—	$—	$—
Foreign cash	$—	$—	$49,778	$5,422,412

† See Note 1

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2011 — (unaudited) (continued)

	Focused Technology Portfolio	Focused Dividend Strategy Portfolio	Focused StarALPHA Portfolio	SunAmerica Strategic Value Portfolio†
NET ASSETS REPRESENTED BY:
Common stock, $0.0001 par value (3 billion shares authorized)	$618	$6,201	$315	$1,197
Paid-in capital	40,958,110	677,642,470	73,936,638	329,276,011
	40,958,728	677,648,671	73,936,953	329,277,208
Accumulated undistributed net investment income (loss)	(437,933)	1,971,415	(212,854)	(1,253,774)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, foreign exchange transactions and capital gain distributions from underlying funds	(2,681,044)	(15,134,825)	(43,410,962)	(134,243,628)
Unrealized appreciation (depreciation) on investments	5,444,442	76,779,466	3,935,794	11,583,038
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	1,621	154,233
Net Assets	$43,284,193	$741,264,727	$34,250,552	$205,517,077
Class A:
Net assets	$30,037,768	$504,356,837	$29,854,611	$130,477,763
Shares outstanding	4,196,194	42,144,547	2,735,218	7,417,216
Net asset value and redemption price per share (excluding any applicable contingent deferred sales charge)	$7.16	$11.97	$10.91	$17.59
Maximum sales charge (5.75% of offering price)	0.44	0.73	0.67	1.07
Maximum offering price to public	$7.60	$12.70	$11.58	$18.66
Class B:
Net assets	$3,194,145	$42,072,639	$—	$15,302,188
Shares outstanding	477,707	3,528,874	—	928,510
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$6.69	$11.92	$—	$16.48
Class C:
Net assets	$10,052,280	$194,835,251	$4,395,941	$59,737,126
Shares outstanding	1,502,647	16,335,045	411,370	3,626,327
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$6.69	$11.93	$10.69	$16.47
Class I:
Net assets	$—	$—	$—	$—
Shares outstanding	—	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—	$—
Class Z:
Net assets	$—	$—	$—	$—
Shares outstanding	—	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—	$—

† See Note 1

See Notes to Financial Statements

STATEMENT OF OPERATIONS — For the six months ended April 30, 2011 — (unaudited)

	Focused Equity Strategy Portfolio	Focused Multi-Asset Strategy Portfolio	Focused Balanced Strategy Portfolio	Focused Fixed Income and Equity Strategy Portfolio	Focused Fixed Income Strategy Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$—	$—	$—	$—
Dividends (affiliated)	1,004,676	5,433,336	2,315,511	277,656	272,978
Interest (unaffiliated)	—	—	—	—	—
Total investment income*	1,004,676	5,433,336	2,315,511	277,656	272,978
Expenses:
Investment advisory and management fees	100,249	199,208	97,808	13,117	8,167
Distribution and service maintenance fees
Class A	—	—	—	—	—
Class B	127,713	265,239	126,574	14,906	10,395
Class C	257,315	545,061	251,049	32,812	19,935
Service fees Class I	—	—	—	—	—
Transfer agent fees and expenses
Class A	17,121	24,184	12,650	1,962	1,627
Class B	7,615	11,650	6,028	1,285	1,100
Class C	9,770	15,777	6,795	1,419	1,207
Class I	134	—	134	—	—
Class Z	—	—	—	—	—
Registration fees
Class A	7,447	8,388	7,872	6,932	4,990
Class B	6,142	7,385	6,413	5,067	4,955
Class C	7,645	9,042	7,785	4,849	5,036
Class I	4,071	—	3,864	—	—
Class Z	—	—	—	—	—
Custodian and accounting fees	9,184	9,185	9,187	9,183	9,187
Reports to shareholders	39,059	59,097	25,924	3,706	2,478
Audit and tax fees	14,303	14,424	14,312	12,812	14,220
Legal fees	4,800	4,341	4,998	2,957	3,652
Directors' fees and expenses	11,178	22,763	11,331	1,586	1,098
Interest expense	—	—	—	—	—
Other expenses	8,726	10,914	8,885	6,936	6,374
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	632,472	1,206,658	601,609	119,529	94,421
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	(4,335)	—	(3,679)	(39,018)	(43,674)
Custody credits earned on cash balances	(1)	(2)	—	—	—
Fees paid indirectly (Note 8)	—	—	—	—	—
Net expenses	628,136	1,206,656	597,930	80,511	50,747
Net investment income (loss)	376,540	4,226,680	1,717,581	197,145	222,231
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	—	—	—	—	—
Net realized gain (loss) on investments (affiliated)	5,842,862	6,772,143	3,821,954	323,669	77,036
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	—	2,337,997	1,886,774	415,416	366,600
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—
Net realized gain (loss) on disposal of investments, in violation of investment restrictions (Note 4)	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	5,842,862	9,110,140	5,708,728	739,085	443,636
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments (affiliated)	25,270,391	30,703,391	11,050,028	146,699	(724,760)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	25,270,391	30,703,391	11,050,028	146,699	(724,760)
Net realized and unrealized gain (loss) on investments and foreign currencies	31,113,253	39,813,531	16,758,756	885,784	(281,124)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$31,489,793	$44,040,211	$18,476,337	$1,082,929	$(58,893)
*Net of foreign withholding taxes on interest and dividends of	$—	$—	$—	$—	$—

See Notes to Financial Statements

STATEMENT OF OPERATIONS — For the six months ended April 30, 2011 — (unaudited) (continued)

	Focused Large-Cap Growth Portfolio	Focused Growth Portfolio	Focused Small-Cap Growth Portfolio	Focused Small-Cap Value Portfolio	Focused Growth and Income Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$2,269,157	$1,131,867	$382,199	$745,693	$1,812,476
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	454	3,322	462	390	1,368
Total investment income*	2,269,611	1,135,189	382,661	746,083	1,813,844
Expenses:
Investment advisory and management fees	1,613,592	879,119	708,444	573,433	825,717
Distribution and service maintenance fees
Class A	507,257	232,991	263,117	196,309	278,052
Class B	136,981	78,062	71,809	49,721	89,721
Class C	437,318	135,368	119,132	153,973	214,169
Service fees Class I	—	—	472	—	658
Transfer agent fees and expenses
Class A	371,418	177,470	197,874	134,612	226,214
Class B	40,490	23,121	19,950	14,402	27,664
Class C	113,415	35,135	31,596	37,773	56,129
Class I	—	—	415	—	641
Class Z	246	—	—	—	—
Registration fees
Class A	10,021	8,994	7,863	8,770	8,500
Class B	5,609	6,344	2,955	5,130	5,588
Class C	6,783	7,022	5,144	5,508	5,995
Class I	—	—	2,365	—	206
Class Z	115	—	—	—	—
Custodian and accounting fees	56,029	37,185	36,683	28,601	44,077
Reports to shareholders	78,283	31,301	46,461	16,923	47,845
Audit and tax fees	16,615	17,277	16,615	16,914	16,815
Legal fees	7,524	4,585	4,691	2,471	5,876
Directors' fees and expenses	26,200	9,951	9,744	7,672	12,418
Interest expense	5,664	—	445	10	13
Other expenses	16,299	10,681	12,550	11,955	11,155
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	3,449,859	1,694,606	1,558,325	1,264,177	1,877,453
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	—	(43,718)	22,626	977	10,772
Custody credits earned on cash balances	(21)	(73)	(50)	(125)	(21)
Fees paid indirectly (Note 8)	(7,685)	(4,080)	(18,417)	(17,424)	(27,354)
Net expenses	3,442,153	1,646,735	1,562,484	1,247,605	1,860,850
Net investment income (loss)	(1,172,542)	(511,546)	(1,179,823)	(501,522)	(47,006)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	68,042,962	16,990,217	37,290,193	29,601,551	25,193,586
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(126,713)	—	—	—
Net realized gain (loss) on disposal of investments, in violation of investment restrictions (Note 4)	—	—	—	3,333	—
Net realized gain (loss) on investments and foreign currencies	68,042,962	16,863,504	37,290,193	29,604,884	25,193,586
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(11,549,682)	(964,602)	11,842,767	17,528,317	153,118
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	170	7,281	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(11,549,512)	(957,321)	11,842,767	17,528,317	153,118
Net realized and unrealized gain (loss) on investments and foreign currencies	56,493,450	15,906,183	49,132,960	47,133,201	25,346,704
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$55,320,908	$15,394,637	$47,953,137	$46,631,679	$25,299,698
*Net of foreign withholding taxes on interest and dividends of	$1,330	$14,232	$—	$—	$—

See Notes to Financial Statements

STATEMENT OF OPERATIONS — For the six months ended April 30, 2011 — (unaudited) (continued)

	Focused Technology Portfolio	Focused Dividend Strategy Portfolio	Focused StarALPHA Portfolio	SunAmerica Strategic Value Portfolio†
INVESTMENT INCOME:
Dividends (unaffiliated)	$130,962	$10,399,612	$171,257	$1,526,302
Dividends (affiliated)	—	—	—	—
Interest (unaffiliated)	132	621	101	444
Total investment income*	131,094	10,400,233	171,358	1,526,746
Expenses:
Investment advisory and management fees	280,647	979,211	183,523	932,030
Distribution and service maintenance fees
Class A	74,609	653,002	56,334	220,610
Class B	17,379	169,569	—	83,487
Class C	50,099	762,457	22,570	304,272
Service fees Class I	—	—	—	—
Transfer agent fees and expenses
Class A	57,114	424,354	37,017	160,498
Class B	6,165	40,271	—	24,524
Class C	14,252	173,078	6,136	75,922
Class I	—	—	—	—
Class Z	—	—	—	—
Registration fees
Class A	7,924	24,389	15,238	7,931
Class B	4,127	5,706	—	5,518
Class C	5,535	10,397	9,362	6,562
Class I	—	—	—	—
Class Z	—	—	—	—
Custodian and accounting fees	19,871	44,348	43,439	35,620
Reports to shareholders	14,730	26,184	—	48,599
Audit and tax fees	17,454	18,488	17,808	17,313
Legal fees	3,211	5,538	3,702	4,574
Directors' fees and expenses	3,508	28,514	3,046	11,708
Interest expense	1,986	—	1,066	1,855
Other expenses	8,903	12,677	8,645	11,969
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	587,514	3,378,183	407,886	1,952,992
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	(16,049)	(65,003)	(77,527)	50,482
Custody credits earned on cash balances	(5)	(53)	(29)	(344)
Fees paid indirectly (Note 8)	(3,793)	—	(1,358)	—
Net expenses	567,667	3,313,127	328,972	2,003,130
Net investment income (loss)	(436,573)	7,087,106	(157,614)	(476,384)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	10,887,481	17,736,817	2,641,875	51,755,067
Net realized gain (loss) on investments (affiliated)	—	—	—	—
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	(4,625)	33,656
Net realized gain (loss) on disposal of investments, in violation of investment restrictions (Note 4)	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	10,887,481	17,736,817	2,637,250	51,788,723
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(3,522,830)	39,978,794	3,510,870	(24,776,677)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	1,807	155,443
Net unrealized gain (loss) on investments and foreign currencies	(3,522,830)	39,978,794	3,512,677	(24,621,234)
Net realized and unrealized gain (loss) on investments and foreign currencies	7,364,651	57,715,611	6,149,927	27,167,489
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,928,078	$64,802,717	$5,992,313	$26,691,105
*Net of foreign withholding taxes on interest and dividends of	$—	$—	$407	$47,145

† See Note 1

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

	Focused Equity Strategy Portfolio		Focused Multi-Asset Strategy Portfolio		Focused Balanced Strategy Portfolio
	For the six months ended April 30, 2011 (unaudited)	For the year ended October 31, 2010	For the six months ended April 30, 2011 (unaudited)	For the year ended October 31, 2010	For the six months ended April 30, 2011 (unaudited)	For the year ended October 31, 2010
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$376,540	$223,180	$4,226,680	$3,672,348	$1,717,581	$1,217,460
Net realized gain (loss) on investments and foreign currencies	5,842,862	11,754,040	9,110,140	(34,197,795)	5,708,728	158,567
Net unrealized gain (loss) on investments and foreign currencies	25,270,391	16,351,016	30,703,391	69,458,194	11,050,028	18,504,260
Net increase (decrease) in net assets resulting from operations	31,489,793	28,328,236	44,040,211	38,932,747	18,476,337	19,880,287
Distributions to shareholders from:
Net investment income (Class A)	(327,337)	(684,309)	(2,529,784)	(2,444,058)	(1,245,334)	(957,668)
Net investment income (Class B)	—	(90,178)	(846,492)	(868,436)	(565,571)	(343,856)
Net investment income (Class C)	—	(184,593)	(1,745,940)	(1,823,744)	(1,110,952)	(665,859)
Net investment income (Class I)	(2,334)	(6,081)	—	—	(13,409)	(7,982)
Net investment income (Class Z)	—	—	—	—	—	—
Net realized gain on securities (Class A)	—	—	—	—	—	—
Net realized gain on securities (Class B)	—	—	—	—	—	—
Net realized gain on securities (Class C)	—	—	—	—	—	—
Net realized gain on securities (Class I)	—	—	—	—	—	—
Net realized gain on securities (Class Z)	—	—	—	—	—	—
Total distributions to shareholders	(329,671)	(965,161)	(5,122,216)	(5,136,238)	(2,935,266)	(1,975,365)
Net increase (decrease) in net assets resulting from capital share transactions (Note 9)	(26,242,218)	(49,973,238)	(40,576,180)	(72,891,752)	(19,179,105)	(39,279,111)
Total increase (decrease) in net assets	4,917,904	(22,610,163)	(1,658,185)	(39,095,243)	(3,638,034)	(21,374,189)
NET ASSETS:
Beginning of period	198,531,620	221,141,783	404,229,952	443,325,195	199,203,267	220,577,456
End of period†	$203,449,524	$198,531,620	$402,571,767	$404,229,952	$195,565,233	$199,203,267
†Includes accumulated undistributed net investment income (loss)	$373,175	$326,306	$(485,309)	$410,227	$(1,127,568)	$90,117

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Focused Fixed Income and Equity Strategy Portfolio		Focused Fixed Income Strategy Portfolio		Focused Large-Cap Growth Portfolio
	For the six months ended April 30, 2011 (unaudited)	For the year ended October 31, 2010	For the six months ended April 30, 2011 (unaudited)	For the year ended October 31, 2010	For the six months ended April 30, 2011 (unaudited)	For the year ended October 31, 2010
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$197,145	$235,563	$222,231	$309,982	$(1,172,542)	$(2,159,931)
Net realized gain (loss) on investments and foreign currencies	739,085	(1,520,653)	443,636	843,565	68,042,962	9,982,559
Net unrealized gain (loss) on investments and foreign currencies	146,699	2,865,058	(724,760)	(258,374)	(11,549,512)	38,159,861
Net increase (decrease) in net assets resulting from operations	1,082,929	1,579,968	(58,893)	895,173	55,320,908	45,982,489
Distributions to shareholders from:
Net investment income (Class A)	(261,867)	(237,125)	(275,110)	(239,225)	—	—
Net investment income (Class B)	(95,375)	(78,993)	(116,122)	(99,893)	—	—
Net investment income (Class C)	(198,874)	(161,204)	(213,654)	(175,761)	—	—
Net investment income (Class I)	—	—	—	—	—	—
Net investment income (Class Z)	—	—	—	—	—	—
Net realized gain on securities (Class A)	—	—	—	—	—	—
Net realized gain on securities (Class B)	—	—	—	—	—	—
Net realized gain on securities (Class C)	—	—	—	—	—	—
Net realized gain on securities (Class I)	—	—	—	—	—	—
Net realized gain on securities (Class Z)	—	—	—	—	—	—
Total distributions to shareholders	(556,116)	(477,322)	(604,886)	(514,879)	—	—
Net increase (decrease) in net assets resulting from capital share transactions (Note 9)	(2,243,839)	(5,961,326)	(3,022,868)	(2,181,225)	(130,223,484)	29,136,150
Total increase (decrease) in net assets	(1,717,026)	(4,858,680)	(3,686,647)	(1,800,931)	(74,902,576)	75,118,639
NET ASSETS:
Beginning of period	27,315,377	32,174,057	18,646,735	20,447,666	473,197,204	398,078,565
End of period†	$25,598,351	$27,315,377	$14,960,088	$18,646,735	$398,294,628	$473,197,204
†Includes accumulated undistributed net investment income (loss)	$(329,431)	$29,540	$(374,787)	$7,868	$(1,194,523)	$(21,981)

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Focused Growth Portfolio		Focused Small-Cap Growth Portfolio		Focused Small-Cap Value Portfolio
	For the six months ended April 30, 2011 (unaudited)	For the year ended October 31, 2010	For the six months ended April 30, 2011 (unaudited)	For the year ended October 31, 2010	For the six months ended April 30, 2011 (unaudited)	For the year ended October 31, 2010
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(511,546)	$(2,046,824)	$(1,179,823)	$(2,381,459)	$(501,522)	$(721,783)
Net realized gain (loss) on investments and foreign currencies	16,863,504	4,001,342	37,290,193	25,883,829	29,604,884	23,009,678
Net unrealized gain (loss) on investments and foreign currencies	(957,321)	25,080,106	11,842,767	(3,878,661)	17,528,317	13,694,684
Net increase (decrease) in net assets resulting from operations	15,394,637	27,034,624	47,953,137	19,623,709	46,631,679	35,982,579
Distributions to shareholders from:
Net investment income (Class A)	—	—	—	—	(2,845,915)	(2,501,189)
Net investment income (Class B)	—	—	—	—	(221,263)	(180,298)
Net investment income (Class C)	—	—	—	—	(758,685)	(429,567)
Net investment income (Class I)	—	—	—	—	—	—
Net investment income (Class Z)	—	—	—	—	—	—
Net realized gain on securities (Class A)	—	—	—	—	—	—
Net realized gain on securities (Class B)	—	—	—	—	—	—
Net realized gain on securities (Class C)	—	—	—	—	—	—
Net realized gain on securities (Class I)	—	—	—	—	—	—
Net realized gain on securities (Class Z)	—	—	—	—	—	—
Total distributions to shareholders	—	—	—	—	(3,825,863)	(3,111,054)
Net increase (decrease) in net assets resulting from capital share transactions (Note 9)	(19,450,944)	(35,048,915)	(29,992,593)	36,424,635	18,040,738	(79,881,164)
Total increase (decrease) in net assets	(4,056,307)	(8,014,291)	17,960,544	56,048,344	60,846,554	(47,009,639)
NET ASSETS:
Beginning of period	180,067,801	188,082,092	179,337,098	123,288,754	125,429,137	172,438,776
End of period†	$176,011,494	$180,067,801	$197,297,642	$179,337,098	$186,275,691	$125,429,137
†Includes accumulated undistributed net investment income (loss)	$(518,311)	$(6,765)	$(1,175,462)	$4,361	$(2,081,795)	$2,245,590

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Focused Growth and Income Portfolio		Focused Technology Portfolio		Focused Dividend Strategy Portfolio
	For the six months ended April 30, 2011 (unaudited)	For the year ended October 31, 2010	For the six months ended April 30, 2011 (unaudited)	For the year ended October 31, 2010	For the six months ended April 30, 2011 (unaudited)	For the year ended October 31, 2010
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(47,006)	$277,425	$(436,573)	$(949,724)	$7,087,106	$7,001,000
Net realized gain (loss) on investments and foreign currencies	25,193,586	13,572,402	10,887,481	10,582,369	17,736,817	18,392,367
Net unrealized gain (loss) on investments and foreign currencies	153,118	3,978,925	(3,522,830)	(139,231)	39,978,794	19,232,997
Net increase (decrease) in net assets resulting from operations	25,299,698	17,828,752	6,928,078	9,493,414	64,802,717	44,626,364
Distributions to shareholders from:
Net investment income (Class A)	(282,293)	—	—	—	(4,414,198)	(4,328,005)
Net investment income (Class B)	—	—	—	—	(295,952)	(445,682)
Net investment income (Class C)	—	—	—	—	(1,327,268)	(1,626,744)
Net investment income (Class I)	(2,364)	—	—	—	—	—
Net investment income (Class Z)	—	—	—	—	—	—
Net realized gain on securities (Class A)	(987,500)	—	—	—	—	—
Net realized gain on securities (Class B)	(128,578)	—	—	—	—	—
Net realized gain on securities (Class C)	(297,526)	—	—	—	—	—
Net realized gain on securities (Class I)	(3,248)	—	—	—	—	—
Net realized gain on securities (Class Z)	—	—	—	—	—	—
Total distributions to shareholders	(1,701,509)	—	—	—	(6,037,418)	(6,400,431)
Net increase (decrease) in net assets resulting from capital share transactions (Note 9)	(22,879,885)	75,926,224	(22,677,697)	(22,948,277)	278,358,160	236,334,367
Total increase (decrease) in net assets	718,304	93,754,976	(15,749,619)	(13,454,863)	337,123,459	274,560,300
NET ASSETS:
Beginning of period	219,802,584	126,047,608	59,033,812	72,488,675	404,141,268	129,580,968
End of period†	$220,520,888	$219,802,584	$43,284,193	$59,033,812	$741,264,727	$404,141,268
†Includes accumulated undistributed net investment income (loss)	$(69,579)	$262,084	$(437,933)	$(1,360)	$1,971,415	$921,727

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Focused StarALPHA Portfolio		SunAmerica Strategic Value Portfolio†
	For the six months ended April 30, 2011 (unaudited)	For the year ended October 31, 2010	For the six months ended April 30, 2011 (unaudited)	For the year ended October 31, 2010
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(157,614)	$(672,422)	$(476,384)	$(1,480,789)
Net realized gain (loss) on investments and foreign currencies	2,637,250	(37,996)	51,788,723	12,200,770
Net unrealized gain (loss) on investments and foreign currencies	3,512,677	4,379,580	(24,621,234)	18,525,051
Net increase (decrease) in net assets resulting from operations	5,992,313	3,669,162	26,691,105	29,245,032
Distributions to shareholders from:
Net investment income (Class A)	(78,862)	(44,149)	—	—
Net investment income (Class B)	—	—	—	—
Net investment income (Class C)	—	—	—	—
Net investment income (Class I)	—	—	—	—
Net investment income (Class Z)	—	—	—	—
Net realized gain on securities (Class A)	—	—	—	—
Net realized gain on securities (Class B)	—	—	—	—
Net realized gain on securities (Class C)	—	—	—	—
Net realized gain on securities (Class I)	—	—	—	—
Net realized gain on securities (Class Z)	—	—	—	—
Total distributions to shareholders	(78,862)	(44,149)	—	—
Net increase (decrease) in net assets resulting from capital share transactions (Note 9)	(13,362,957)	(38,395,763)	(27,034,017)	(60,952,974)
Total increase (decrease) in net assets	(7,449,506)	(34,770,750)	(342,912)	(31,707,942)
NET ASSETS:
Beginning of period	41,700,058	76,470,808	205,859,989	237,567,931
End of period†	$34,250,552	$41,700,058	$205,517,077	$205,859,989
†Includes accumulated undistributed net investment income (loss)	$(212,854)	$23,622	$(1,253,774)	$(777,390)

† See Note 1

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Port- folio Turn- over
FOCUSED EQUITY STRATEGY PORTFOLIO
	Class A
10/31/06	$18.60	$0.02	$2.03	$2.05	$(0.32)	$—	$(0.78)	$(1.10)	$19.55	11.41%	$199,098	0.17	%(4)	0.09	%(4)	28%
10/31/07	19.55	0.02	3.45	3.47	(0.56)	—	(1.14)	(1.70)	21.32	18.95	196,206	0.17		0.09		87
10/31/08	21.32	(0.03)	(7.85)	(7.88)	(0.61)	—	(3.79)	(4.40)	9.04	(45.66)	86,347	0.20		(0.18)		27
10/31/09	9.04	0.08	1.40	1.48	(0.09)	—	—	(0.09)	10.43	16.61	81,837	0.25	(4)	0.84	(4)	40
10/31/10	10.43	0.06	1.47	1.53	(0.09)	—	—	(0.09)	11.87	14.75	79,143	0.25	(4)	0.50	(4)	33
04/30/11(5)	11.87	0.05	1.98	2.03	(0.05)	—	—	(0.05)	13.85	17.15	84,062	0.25	(4)(6)	0.74	(4)(6)	7
	Class B
10/31/06	$18.36	$(0.11)	$2.01	$1.90	$(0.21)	$—	$(0.78)	$(0.99)	$19.27	10.63%	$127,528	0.83	%(4)	(0.58	)%(4)	28%
10/31/07	19.27	(0.12)	3.42	3.30	(0.44)	—	(1.14)	(1.58)	20.99	18.20	124,754	0.83		(0.61)		87
10/31/08	20.99	(0.11)	(7.73)	(7.84)	(0.48)	—	(3.79)	(4.27)	8.88	(45.97)	52,822	0.85		(0.76)		27
10/31/09	8.88	0.02	1.39	1.41	—	—	—	—	10.29	15.88	45,023	0.90	(4)	0.24	(4)	40
10/31/10	10.29	(0.02)	1.45	1.43	(0.02)	—	—	(0.02)	11.70	13.93	39,391	0.90	(4)	(0.14	)(4)	33
04/30/11(5)	11.70	0.01	1.95	1.96	—	—	—	—	13.66	16.75	38,677	0.90	(4)(6)	0.12	(4)(6)	7
	Class C
10/31/06	$18.36	$(0.10)	$2.01	$1.91	$(0.21)	$—	$(0.78)	$(0.99)	$19.28	10.68%	$320,130	0.81	%(4)	(0.52	)%(4)	28%
10/31/07	19.28	(0.11)	3.41	3.30	(0.44)	—	(1.14)	(1.58)	21.00	18.19	309,753	0.81		(0.55)		87
10/31/08	21.00	(0.08)	(7.76)	(7.84)	(0.48)	—	(3.79)	(4.27)	8.89	(45.95)	114,050	0.83		(0.55)		27
10/31/09	8.89	0.02	1.39	1.41	—	—	—	—	10.30	15.86	93,604	0.90	(4)	0.25	(4)	40
10/31/10	10.30	(0.02)	1.45	1.43	(0.02)	—	—	(0.02)	11.71	13.91	79,285	0.89	(4)	(0.13	)(4)	33
04/30/11(5)	11.71	0.01	1.96	1.97	—	—	—	—	13.68	16.82	80,052	0.88	(6)	0.13	(6)	7
	Class I
10/31/06	$18.59	$0.15	$1.91	$2.06	$(0.33)	$—	$(0.78)	$(1.11)	$19.54	11.45%	$3,434	0.15	%(4)	0.79	%(4)	28%
10/31/07	19.54	0.15	3.33	3.48	(0.58)	—	(1.14)	(1.72)	21.30	19.02	2,394	0.15	(4)	0.74	(4)	87
10/31/08	21.30	(0.05)	(7.81)	(7.86)	(0.62)	—	(3.79)	(4.41)	9.03	(45.59)	1,122	0.15	(4)	(0.32	)(4)	27
10/31/09	9.03	0.09	1.40	1.49	(0.10)	—	—	(0.10)	10.42	16.75	677	0.15	(4)	1.06	(4)	40
10/31/10	10.42	0.06	1.47	1.53	(0.10)	—	—	(0.10)	11.85	14.80	713	0.18	(4)	0.53	(4)	33
04/30/11(5)	11.85	0.06	1.96	2.02	(0.05)	—	—	(0.05)	13.82	17.10	658	0.25	(4)(6)	0.87	(4)(6)	7

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Does not include underlying fund expenses that the Portfolios bear indirectly.

(4)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/06	10/31/07	10/31/08	10/31/09	10/31/10	04/30/11(5)(6)
Focused Equity Strategy A	(0.00)%	—%	—%	0.04%	(0.01)%	(0.00)%
Focused Equity Strategy B	(0.00)	—	—	0.05	0.01	0.01
Focused Equity Strategy C	(0.00)	—	—	0.02	(0.02)	—
Focused Equity Strategy I	0.27	0.15	0.52	1.41	1.85	1.26

(5)  Unaudited

(6)  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Port- folio Turn- over
FOCUSED MULTI-ASSET STRATEGY PORTFOLIO
	Class A
10/31/06	$17.55	$0.16	$2.08	$2.24	$(0.32)	$—	$(0.16)	$(0.48)	$19.31	12.99%	$274,699	0.17	%(4)	0.87	%(4)	16%
10/31/07	19.31	0.16	2.81	2.97	(0.44)	—	(1.02)	(1.46)	20.82	16.31	304,984	0.17		0.85		37
10/31/08	20.82	0.16	(6.28)	(6.12)	(0.70)	—	(3.25)	(3.95)	10.75	(35.56)	156,584	0.18		1.06		10
10/31/09	10.75	0.23	1.43	1.66	(0.32)	—	—	(0.32)	12.09	16.06	156,759	0.23		2.15		30
10/31/10	12.09	0.16	1.06	1.22	(0.19)	—	—	(0.19)	13.12	10.20	149,761	0.20		1.25		26
04/30/11(5)	13.12	0.17	1.36	1.53	(0.23)	—	—	(0.23)	14.42	11.79	153,518	0.20	(6)	2.51	(6)	18
	Class B
10/31/06	$17.38	$0.04	$2.07	$2.11	$(0.21)	$—	$(0.16)	$(0.37)	$19.12	12.32%	$163,010	0.82	%(4)	0.20	%(4)	16%
10/31/07	19.12	0.04	2.78	2.82	(0.32)	—	(1.02)	(1.34)	20.60	15.56	175,763	0.82		0.22		37
10/31/08	20.60	0.05	(6.20)	(6.15)	(0.57)	—	(3.25)	(3.82)	10.63	(35.95)	95,631	0.83		0.36		10
10/31/09	10.63	0.16	1.42	1.58	(0.23)	—	—	(0.23)	11.98	15.26	92,164	0.88		1.52		30
10/31/10	11.98	0.08	1.04	1.12	(0.11)	—	—	(0.11)	12.99	9.45	84,177	0.85		0.62		26
04/30/11(5)	12.99	0.13	1.35	1.48	(0.14)	—	—	(0.14)	14.33	11.45	80,460	0.86	(6)	1.88	(6)	18
	Class C
10/31/06	$17.39	$0.04	$2.06	$2.10	$(0.21)	$—	$(0.16)	$(0.37)	$19.12	12.25%	$414,635	0.81%		0.23%		16%
10/31/07	19.12	0.05	2.78	2.83	(0.32)	—	(1.02)	(1.34)	20.61	15.62	425,720	0.80		0.27		37
10/31/08	20.61	0.07	(6.23)	(6.16)	(0.57)	—	(3.25)	(3.82)	10.63	(35.98)	211,343	0.82		0.44		10
10/31/09	10.63	0.17	1.42	1.59	(0.22)	—	—	(0.22)	12.00	15.39	194,402	0.87		1.56		30
10/31/10	12.00	0.08	1.04	1.12	(0.11)	—	—	(0.11)	13.01	9.43	170,291	0.84		0.64		26
04/30/11(5)	13.01	0.13	1.35	1.48	(0.14)	—	—	(0.14)	14.35	11.44	168,593	0.84	(6)	1.89	(6)	18

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Does not include underlying fund expenses that the Portfolios bear indirectly.

(4)  Net of the following expense reimbursements (recoupments) (based on average net assets):

10/31/06
Focused Multi-Asset Strategy A	(0.00)%
Focused Multi-Asset Strategy B	(0.00)
Focused Multi-Asset Strategy C	—

(5)  Unaudited

(6)  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Port- folio Turn- over
FOCUSED BALANCED STRATEGY PORTFOLIO
	Class A
10/31/06	$16.35	$0.25	$1.22	$1.47	$(0.43)	$—	$(0.66)	$(1.09)	$16.73	9.31%	$143,157	0.17%		1.55%		30%
10/31/07	16.73	0.27	1.97	2.24	(0.58)	—	(0.65)	(1.23)	17.74	14.09	147,508	0.17		1.61		60
10/31/08	17.74	0.29	(4.90)	(4.61)	(0.63)	—	(2.26)	(2.89)	10.24	(30.44)	84,727	0.19		2.09		20
10/31/09	10.24	0.17	1.10	1.27	(0.19)	—	—	(0.19)	11.32	12.66	83,178	0.25		1.71		46
10/31/10	11.32	0.11	1.05	1.16	(0.14)	—	—	(0.14)	12.34	10.29	78,519	0.22		0.97		13
04/30/11(5)	12.34	0.13	1.09	1.22	(0.20)	—	—	(0.20)	13.36	10.00	79,909	0.23	(6)	2.12	(6)	15
	Class B
10/31/06	$16.32	$0.15	$1.21	$1.36	$(0.32)	$—	$(0.66)	$(0.98)	$16.70	8.61%	$110,559	0.83%		0.92%		30%
10/31/07	16.70	0.17	1.96	2.13	(0.47)	—	(0.65)	(1.12)	17.71	13.37	103,744	0.83		1.01		60
10/31/08	17.71	0.21	(4.90)	(4.69)	(0.54)	—	(2.26)	(2.80)	10.22	(30.91)	54,611	0.84		1.51		20
10/31/09	10.22	0.12	1.07	1.19	(0.13)	—	—	(0.13)	11.28	11.89	46,610	0.90		1.12		46
10/31/10	11.28	0.04	1.04	1.08	(0.09)	—	—	(0.09)	12.27	9.58	40,267	0.88		0.32		13
04/30/11(5)	12.27	0.10	1.07	1.17	(0.18)	—	—	(0.18)	13.26	9.62	37,547	0.89	(6)	1.51	(6)	15
	Class C
10/31/06	$16.35	$0.15	$1.21	$1.36	$(0.32)	$—	$(0.66)	$(0.98)	$16.73	8.60%	$205,830	0.81%		0.93%		30%
10/31/07	16.73	0.18	1.95	2.13	(0.47)	—	(0.65)	(1.12)	17.74	13.35	191,695	0.81		1.05		60
10/31/08	17.74	0.21	(4.90)	(4.69)	(0.54)	—	(2.26)	(2.80)	10.25	(30.85)	103,814	0.82		1.51		20
10/31/09	10.25	0.12	1.07	1.19	(0.13)	—	—	(0.13)	11.31	11.87	89,888	0.87		1.13		46
10/31/10	11.31	0.04	1.04	1.08	(0.09)	—	—	(0.09)	12.30	9.56	79,526	0.86		0.35		13
04/30/11(5)	12.30	0.10	1.08	1.18	(0.18)	—	—	(0.18)	13.30	9.69	77,254	0.86	(6)	1.51	(6)	15
	Class I
10/31/06	$16.34	$0.44	$1.03	$1.47	$(0.43)	$—	$(0.66)	$(1.09)	$16.72	9.34%	$5,772	0.15	%(4)	2.53	%(4)	30%
10/31/07	16.72	0.41	1.84	2.25	(0.59)	—	(0.65)	(1.24)	17.73	14.16	3,002	0.15	(4)	2.41	(4)	60
10/31/08	17.73	0.28	(4.87)	(4.59)	(0.64)	—	(2.26)	(2.90)	10.24	(30.36)	1,619	0.15	(4)	2.08	(4)	20
10/31/09	10.24	0.22	1.05	1.27	(0.20)	—	—	(0.20)	11.31	12.66	901	0.15	(4)	2.11	(4)	46
10/31/10	11.31	0.11	1.05	1.16	(0.11)	—	—	(0.11)	12.36	10.36	891	0.18	(4)	0.96	(4)	13
04/30/11(5)	12.36	0.13	1.09	1.22	(0.20)	—	—	(0.20)	13.38	9.98	854	0.25	(4)(6)	2.04	(4)(6)	15

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Does not include underlying fund expenses that the Portfolios bear indirectly.

(4)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/06	10/31/07	10/31/08	10/31/09	10/31/10	04/30/11(5)(6)
Focused Balanced Strategy A	—%	—%	—%	—%	—%	—%
Focused Balanced Strategy B	—	—	—	—	—	—
Focused Balanced Strategy C	—	—	—	—	—	—
Focused Balanced Strategy I	0.16	0.18	0.34	0.94	1.46	0.85

(5)  Unaudited

(6)  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(3)(4)		Ratio of net investment income (loss) to average net assets(3)(4)		Port- folio Turn- over
FOCUSED FIXED INCOME AND EQUITY STRATEGY PORTFOLIO
	Class A
10/31/06	$14.09	$0.43	$0.59	$1.02	$(0.50)	$—	$(0.45)	$(0.95)	$14.16	7.58%	$23,337	0.25%		3.09%		49%
10/31/07	14.16	0.42	0.84	1.26	(0.54)	—	(0.37)	(0.91)	14.51	9.28	22,365	0.25		3.00		51
10/31/08	14.51	0.39	(3.20)	(2.81)	(0.45)	—	(1.04)	(1.49)	10.21	(21.29)	13,311	0.25		3.12		46
10/31/09	10.21	0.15	0.77	0.92	(0.17)	—	—	(0.17)	10.96	9.11	12,308	0.25		1.45		27
10/31/10	10.96	0.13	0.52	0.65	(0.22)	—	—	(0.22)	11.39	5.99	11,346	0.25		1.14		21
04/30/11(5)	11.39	0.10	0.39	0.49	(0.26)	—	—	(0.26)	11.62	4.39	12,077	0.25	(6)	1.77	(6)	17
	Class B
10/31/06	$14.08	$0.33	$0.59	$0.92	$(0.41)	$—	$(0.45)	$(0.86)	$14.14	6.81%	$14,267	0.90%		2.33%		49%
10/31/07	14.14	0.34	0.82	1.16	(0.44)	—	(0.37)	(0.81)	14.49	8.55	12,774	0.90		2.40		51
10/31/08	14.49	0.31	(3.20)	(2.89)	(0.37)	—	(1.04)	(1.41)	10.19	(21.85)	7,949	0.90		2.47		46
10/31/09	10.19	0.09	0.77	0.86	(0.10)	—	—	(0.10)	10.95	8.52	6,435	0.90		0.81		27
10/31/10	10.95	0.06	0.50	0.56	(0.14)	—	—	(0.14)	11.37	5.18	5,131	0.90		0.55		21
04/30/11(5)	11.37	0.08	0.38	0.46	(0.22)	—	—	(0.22)	11.61	4.10	3,808	0.90	(6)	1.43	(6)	17
	Class C
10/31/06	$14.08	$0.32	$0.60	$0.92	$(0.41)	$—	$(0.45)	$(0.86)	$14.14	6.81%	$27,150	0.90%		2.32%		49%
10/31/07	14.14	0.33	0.83	1.16	(0.44)	—	(0.37)	(0.81)	14.49	8.55	23,233	0.90		2.32		51
10/31/08	14.49	0.31	(3.20)	(2.89)	(0.37)	—	(1.04)	(1.41)	10.19	(21.85)	16,343	0.90		2.46		46
10/31/09	10.19	0.09	0.77	0.86	(0.10)	—	—	(0.10)	10.95	8.52	13,430	0.90		0.81		27
10/31/10	10.95	0.06	0.51	0.57	(0.14)	—	—	(0.14)	11.38	5.27	10,839	0.90		0.56		21
04/30/11(5)	11.38	0.07	0.39	0.46	(0.22)	—	—	(0.22)	11.62	4.10	9,713	0.90	(6)	1.24	(6)	17

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Does not include underlying fund expenses that the Portfolios bear indirectly.

(4)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/06	10/31/07	10/31/08	10/31/09	10/31/10	04/30/11(5)(6)
Focused Fixed Income and Equity Strategy A	0.03%	0.04%	0.13%	0.24%	0.27%	0.29%
Focused Fixed Income and Equity Strategy B	0.06	0.07	0.17	0.31	0.37	0.41
Focused Fixed Income and Equity Strategy C	0.02	0.04	0.12	0.22	0.26	0.26

(5)  Unaudited

(6)  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)		Net Assets end of period (000's)	Ratio of expenses to average net assets(3)(4)		Ratio of net investment income (loss) to average net assets(3)(4)		Port- folio Turn- over
FOCUSED FIXED INCOME STRATEGY PORTFOLIO
	Class A
10/31/06	$12.71	$0.53	$0.39	$0.92	$(0.54)	$—	$(0.11)	$(0.65)	$12.98	7.52%		$7,650	0.25%		4.14%		63%
10/31/07	12.98	0.53	0.27	0.80	(0.52)	—	(0.00)	(0.52)	13.26	6.38		8,520	0.25		4.05		61
10/31/08	13.26	0.50	(1.89)	(1.39)	(0.51)	—	(0.53)	(1.04)	10.83	(11.31	)(5)	8,224	0.25		4.09		147
10/31/09	10.83	0.33	0.80	1.13	(0.33)	—	—	(0.33)	11.63	10.58		8,669	0.25		2.93		52
10/31/10	11.63	0.24	0.38	0.62	(0.36)	—	—	(0.36)	11.89	5.46		8,074	0.25		2.07		33
04/30/11(6)	11.89	0.18	(0.18)	0.00	(0.43)	—	—	(0.43)	11.46	0.08		6,365	0.25	(7)	3.18	(7)	4
	Class B
10/31/06	$12.70	$0.44	$0.40	$0.84	$(0.46)	$—	$(0.11)	$(0.57)	$12.97	6.82%		$5,903	0.90%		3.48%		63%
10/31/07	12.97	0.45	0.27	0.72	(0.44)	—	(0.00)	(0.44)	13.25	5.69		5,399	0.90		3.41		61
10/31/08	13.25	0.43	(1.90)	(1.47)	(0.43)	—	(0.53)	(0.96)	10.82	(11.90	)(5)	4,413	0.90		3.45		147
10/31/09	10.82	0.26	0.80	1.06	(0.26)	—	—	(0.26)	11.62	9.89		4,306	0.90		2.32		52
10/31/10	11.62	0.16	0.39	0.55	(0.29)	—	—	(0.29)	11.88	4.79		3,823	0.90		1.39		33
04/30/11(6)	11.88	0.15	(0.19)	(0.04)	(0.39)	—	—	(0.39)	11.45	(0.24)		2,636	0.90	(7)	2.55	(7)	4
	Class C
10/31/06	$12.70	$0.46	$0.37	$0.83	$(0.46)	$—	$(0.11)	$(0.57)	$12.96	6.74%		$9,806	0.90%		3.50%		63%
10/31/07	12.96	0.44	0.29	0.73	(0.44)	—	(0.00)	(0.44)	13.25	5.78		8,870	0.90		3.41		61
10/31/08	13.25	0.43	(1.91)	(1.48)	(0.43)	—	(0.53)	(0.96)	10.81	(11.98	)(5)	8,123	0.90		3.46		147
10/31/09	10.81	0.26	0.81	1.07	(0.26)	—	—	(0.26)	11.62	9.99		7,473	0.90		2.33		52
10/31/10	11.62	0.16	0.38	0.54	(0.29)	—	—	(0.29)	11.87	4.70		6,750	0.90		1.40		33
04/30/11(6)	11.87	0.13	(0.16)	(0.03)	(0.39)	—	—	(0.39)	11.45	(0.16)		5,959	0.90	(7)	2.29	(7)	4

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Does not include underlying fund expenses that the Portfolios bear indirectly.

(4)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/06	10/31/07	10/31/08	10/31/09	10/31/10	04/30/11(6)(7)
Focused Fixed Income Strategy A	0.27%	0.30%	0.38%	0.41%	0.46%	0.49%
Focused Fixed Income Strategy B	0.35	0.39	0.47	0.52	0.61	0.68
Focused Fixed Income Strategy C	0.26	0.28	0.42	0.40	0.47	0.51

(5)  The Portfolio's performance figures for Class A, Class B and Class C were increased by 0.58%, 0.57% and 0.49% respectively from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

(6)  Unaudited

(7)  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)		Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Port- folio Turn- over
FOCUSED LARGE-CAP GROWTH PORTFOLIO
	Class A
10/31/06	$17.81	$(0.13)	$0.20		$0.07	$—	$—	$—	$—	$17.88	0.39%	$698,801	1.52	%(4)	(0.74	)%(4)	172%
10/31/07	17.88	(0.13)	4.22		4.09	—	—	—	—	21.97	22.87	395,800	1.54	(3)(4)	(0.68	)(3)(4)	146
10/31/08	21.97	(0.10)	(8.63)		(8.73)	—	—	—	—	13.24	(39.74)	216,740	1.55	(3)	(0.54	)(3)	162
10/31/09	13.24	(0.03)	1.90		1.87	—	—	—	—	15.11	14.12	202,257	1.50	(4)	(0.22	)(4)	56
10/31/10	15.11	(0.07)	1.87	(5)	1.80	—	—	—	—	16.91	11.91 (6)	283,123	1.45	(4)	(0.39	)(4)	101
04/30/11(7)	16.91	(0.04)	2.29		2.25	—	—	—	—	19.16	13.31	284,572	1.46	(4)(8)	(0.43	)(4)(8)	130
	Class B
10/31/06	$16.95	$(0.24)	$0.20		$(0.04)	$—	$—	$—	$—	$16.91	(0.24)%	$218,894	2.20	%(4)	(1.42	)%(4)	172%
10/31/07	16.91	(0.26)	3.98		3.72	—	—	—	—	20.63	22.00	125,350	2.23	(3)(4)	(1.39	)(3)(4)	146
10/31/08	20.63	(0.21)	(8.07)		(8.28)	—	—	—	—	12.35	(40.14)	56,863	2.19	(3)	(1.17	)(3)	162
10/31/09	12.35	(0.11)	1.76		1.65	—	—	—	—	14.00	13.36	37,695	2.21	(4)	(0.90	)(4)	56
10/31/10	14.00	(0.20)	1.76	(5)	1.56	—	—	—	—	15.56	11.14 (6)	28,175	2.16	(4)	(1.07	)(4)	101
04/30/11(7)	15.56	(0.10)	2.11		2.01	—	—	—	—	17.57	12.92	25,911	2.18	(4)(8)	(1.15	)(4)(8)	130
	Class C
10/31/06	$16.96	$(0.24)	$0.20		$(0.04)	$—	$—	$—	$—	$16.92	(0.24)%	$289,503	2.18	%(4)	(1.40	)%(4)	172%
10/31/07	16.92	(0.25)	3.98		3.73	—	—	—	—	20.65	22.05	232,637	2.20	(3)(4)	(1.36	)(3)(4)	146
10/31/08	20.65	(0.21)	(8.08)		(8.29)	—	—	—	—	12.36	(40.15)	106,568	2.19	(3)	(1.17	)(3)	162
10/31/09	12.36	(0.11)	1.77		1.66	—	—	—	—	14.02	13.43	90,940	2.16	(4)	(0.87	)(4)	56
10/31/10	14.02	(0.17)	1.74	(5)	1.57	—	—	—	—	15.59	11.20 (6)	87,620	2.11	(4)	(1.03	)(4)	101
04/30/11(7)	15.59	(0.09)	2.11		2.02	—	—	—	—	17.61	12.96	87,488	2.12	(4)(8)	(1.09	)(4)(8)	130
	Class Z
10/31/06	$18.33	$(0.02)	$0.21		$0.19	$—	$—	$—	$—	$18.52	1.04%	$80,266	0.94	%(4)	(0.16	)%(4)	172%
10/31/07	18.52	(0.02)	4.39		4.37	—	—	—	—	22.89	23.60	91,157	0.94	(3)(4)	(0.11	)(3)(4)	146
10/31/08	22.89	0.01	(9.04)		(9.03)	—	—	—	—	13.86	(39.45)	64,392	0.95	(3)	0.03	(3)	162
10/31/09	13.86	0.06	2.00		2.06	—	—	—	—	15.92	14.86	67,187	0.87	(4)	0.41	(4)	56
10/31/10	15.92	0.04	1.97	(5)	2.01	—	—	—	—	17.93	12.63 (6)	74,278	0.84	(4)	0.24	(4)	101
04/30/11(7)	17.93	0.10	2.35		2.45	—	—	—	—	20.38	13.66	324	0.83	(4)(8)	0.56	(4)(8)	130

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements/fee waivers (based on average net assets):

	10/31/07	10/31/08
Focused Large-Cap Growth A	0.00%	0.01%
Focused Large-Cap Growth B	0.00	0.01
Focused Large-Cap Growth C	0.00	0.01
Focused Large-Cap Growth Z	0.00	0.01

(4)  Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

	10/31/06	10/31/07	10/31/09	10/31/10	04/30/11(7)(8)
Focused Large-Cap Growth A	0.04%	0.02%	0.00%	0.00%	0.00%
Focused Large-Cap Growth B	0.04	0.02	0.00	0.00	0.00
Focused Large-Cap Growth C	0.04	0.02	0.00	0.00	0.00
Focused Large-Cap Growth Z	0.04	0.02	0.00	0.00	0.00

(5)  Includes the effect of a merger (See Note 2).

(6)  The Portfolio's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions.

(7)  Unaudited

(8)  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Port- folio Turn- over
FOCUSED GROWTH PORTFOLIO
	Class A
10/31/06	$22.02	$(0.21)	$2.36	$2.15	$—	$—	$—	$—	$24.17	9.76%	$279,580	1.72	%(3)(4)	(0.92	)%(3)(4)	115%
10/31/07	24.17	(0.30)	7.11	6.81	—	—	—	—	30.98	28.18	466,805	1.69	(3)(4)	(1.14	)(3)(4)	219
10/31/08	30.98	(0.28)	(13.84)	(14.12)	—	—	(1.01)	(1.01)	15.85	(47.04)	140,827	1.71	(4)	(1.13	)(4)	177
10/31/09	15.85	(0.16)	4.27	4.11	—	—	—	—	19.96	25.93	136,660	1.72	(3)	(0.94	)(3)	42
10/31/10	19.96	(0.20)	3.41	3.21	—	—	—	—	23.17	16.08	135,392	1.72	(3)(4)	(0.94	)(3)(4)	33
04/30/11(5)	23.17	(0.05)	2.19	2.14	—	—	—	—	25.31	9.24	134,593	1.72	(3)(4)(6)	(0.43	)(3)(4)(6)	46
	Class B
10/31/06	$20.58	$(0.34)	$2.20	$1.86	$—	$—	$—	$—	$22.44	9.04%	$68,419	2.37	%(3)(4)	(1.56	)%(3)(4)	115%
10/31/07	22.44	(0.44)	6.57	6.13	—	—	—	—	28.57	27.32	58,602	2.37	(3)(4)	(1.80	)(3)(4)	219
10/31/08	28.57	(0.41)	(12.67)	(13.08)	—	—	(1.01)	(1.01)	14.48	(47.38)	24,586	2.37	(3)(4)	(1.79	)(3)(4)	177
10/31/09	14.48	(0.24)	3.88	3.64	—	—	—	—	18.12	25.14	21,253	2.37	(3)	(1.59	)(3)	42
10/31/10	18.12	(0.32)	3.10	2.78	—	—	—	—	20.90	15.34	16,581	2.37	(3)(4)	(1.60	)(3)(4)	33
04/30/11(5)	20.90	(0.12)	1.97	1.85	—	—	—	—	22.75	8.85	14,898	2.37	(3)(4)(6)	(1.07	)(3)(4)(6)	46
	Class C
10/31/06	$20.57	$(0.34)	$2.20	$1.86	$—	$—	$—	$—	$22.43	9.04%	$58,332	2.37	%(3)(4)	(1.56	)%(3)(4)	115%
10/31/07	22.43	(0.44)	6.58	6.14	—	—	—	—	28.57	27.37	69,006	2.37	(3)(4)	(1.81	)(3)(4)	219
10/31/08	28.57	(0.41)	(12.67)	(13.08)	—	—	(1.01)	(1.01)	14.48	(47.38)	30,960	2.37	(3)(4)	(1.80	)(3)(4)	177
10/31/09	14.48	(0.24)	3.87	3.63	—	—	—	—	18.11	25.07	30,168	2.37	(3)	(1.59	)(3)	42
10/31/10	18.11	(0.31)	3.09	2.78	—	—	—	—	20.89	15.35	28,094	2.37	(3)(4)	(1.59	)(3)(4)	33
04/30/11(5)	20.89	(0.12)	1.97	1.85	—	—	—	—	22.74	8.86	26,521	2.37	(3)(4)(6)	(1.07	)(3)(4)(6)	46

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/06	10/31/07	10/31/08	10/31/09	10/31/10	04/30/11(5)(6)
Focused Growth A	(0.02)%	(0.01)%	—%	0.07%	0.03%	0.04%
Focused Growth B	0.01	0.03	0.03	0.14	0.10	0.13
Focused Growth C	0.00	(0.01)	0.01	0.09	0.05	0.07

(4)  Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

	10/31/06	10/31/07	10/31/08	10/31/10	04/30/11(5)(6)
Focused Growth A	0.01%	0.01%	0.02%	0.00%	0.00%
Focused Growth B	0.01	0.01	0.02	0.00	0.00
Focused Growth C	0.01	0.01	0.02	0.00	0.00

(5)  Unaudited

(6)  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)		Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(4)		Ratio of net investment income (loss) to average net assets(4)		Port- folio Turn- over
FOCUSED SMALL-CAP GROWTH PORTFOLIO
	Class A
10/31/06	$17.96	$(0.27)	$2.67		$2.40	$—	$—	$(1.63)	$(1.63)	$18.73	13.62%	$232,720	1.70	%(3)	(1.42	)%(3)	68%
10/31/07	18.73	(0.18)	3.90		3.72	—	—	(2.50)	(2.50)	19.95	21.95	245,208	1.67		(1.03)		95
10/31/08	19.95	(0.18)	(6.35)		(6.53)	—	—	(3.05)	(3.05)	10.37	(38.04)	97,082	1.72	(3)	(1.22	)(3)	56
10/31/09	10.37	(0.13)	1.31		1.18	—	—	—	—	11.55	11.38	89,542	1.72	(3)	(1.24	)(3)	7
10/31/10	11.55	(0.32)	1.71	(5)	1.39	—	—	—	—	12.94	12.03	143,182	1.58	(3)	(1.13	)(3)	261
04/30/11(6)	12.94	(0.08)	3.81		3.73	—	—	—	—	16.67	28.83	157,087	1.51	(7)	(1.10	)(7)	119
	Class B
10/31/06	$16.97	$(0.37)	$2.52		$2.15	$—	$—	$(1.63)	$(1.63)	$17.49	12.88%	$36,587	2.37	%(3)	(2.10	)%(3)	68%
10/31/07	17.49	(0.28)	3.60		3.32	—	—	(2.50)	(2.50)	18.31	21.13	32,424	2.37	(3)	(1.70	)(3)	95
10/31/08	18.31	(0.24)	(5.73)		(5.97)	—	—	(3.05)	(3.05)	9.29	(38.45)	13,557	2.37	(3)	(1.85	)(3)	56
10/31/09	9.29	(0.17)	1.15		0.98	—	—	—	—	10.27	10.55	10,636	2.37	(3)	(1.89	)(3)	7
10/31/10	10.27	(0.37)	1.52	(5)	1.15	—	—	—	—	11.42	11.20	13,627	2.37	(3)	(1.89	)(3)	261
04/30/11(6)	11.42	(0.13)	3.36		3.23	—	—	—	—	14.65	28.28	14,701	2.37	(3)(7)	(1.96	)(3)(7)	119
	Class C
10/31/06	$16.92	$(0.37)	$2.52		$2.15	$—	$—	$(1.63)	$(1.63)	$17.44	12.92%	$72,803	2.37	%(3)	(2.10	)%(3)	68%
10/31/07	17.44	(0.28)	3.58		3.30	—	—	(2.50)	(2.50)	18.24	21.07	64,808	2.35	(3)	(1.68	)(3)	95
10/31/08	18.24	(0.24)	(5.70)		(5.94)	—	—	(3.05)	(3.05)	9.25	(38.43)	28,766	2.37	(3)	(1.85	)(3)	56
10/31/09	9.25	(0.17)	1.15		0.98	—	—	—	—	10.23	10.59	21,727	2.37	(3)	(1.89	)(3)	7
10/31/10	10.23	(0.27)	1.42	(5)	1.15	—	—	—	—	11.38	11.24	22,208	2.37	(3)	(1.90	)(3)	261
04/30/11(6)	11.38	(0.12)	3.34		3.22	—	—	—	—	14.60	28.30	25,082	2.30	(3)(7)	(1.89	)(3)(7)	119
	Class I
10/31/06	$18.17	$(0.25)	$2.72		$2.47	$—	$—	$(1.63)	$(1.63)	$19.01	13.86%	$6,974	1.62	%(3)	(1.37	)%(3)	68%
10/31/07	19.01	(0.20)	3.98		3.78	—	—	(2.50)	(2.50)	20.29	21.96	13,493	1.62	(3)	(1.10	)(3)	95
10/31/08	20.29	(0.16)	(6.48)		(6.64)	—	—	(3.05)	(3.05)	10.60	(37.93)	6,144	1.62	(3)	(1.09	)(3)	56
10/31/09	10.60	(0.11)	1.31		1.20	—	—	—	—	11.80	11.32	1,384	1.62	(3)	(1.03	)(3)	7
10/31/10	11.80	(0.15)	1.61	(5)	1.46	—	—	—	—	13.26	12.37	320	1.38	(3)	(1.04	)(3)	261
04/30/11(6)	13.26	(0.07)	3.90		3.83	—	—	—	—	17.09	28.88	428	1.33	(3)(7)	(0.93	)(3)(7)	119

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/06	10/31/07	10/31/08	10/31/09	10/31/10	04/30/11(6)(7)
Focused Small-Cap Growth A	(0.02)%	—%	0.03%	0.04%	(0.05)%	—%
Focused Small-Cap Growth B	0.02	0.03	0.12	0.18	(0.04)	(0.17)
Focused Small-Cap Growth C	(0.02)	(0.00)	0.05	0.09	(0.12)	(0.11)
Focused Small-Cap Growth I	0.06	0.01	0.11	0.44	1.76	1.28

(4)  Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

	10/31/06	10/31/07	10/31/08	10/31/09	10/31/10	04/30/11(6)(7)
Focused Small-Cap Growth A	0.00%	0.01%	0.02%	0.01%	0.02%	0.02%
Focused Small-Cap Growth B	0.00	0.01	0.02	0.01	0.02	0.02
Focused Small-Cap Growth C	0.00	0.01	0.02	0.01	0.02	0.02
Focused Small-Cap Growth I	0.00	0.01	0.02	0.01	0.02	0.02

(5)  Includes the effect of a merger (See Note 2).

(6)  Unaudited

(7)  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)		Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(4)		Ratio of net investment income (loss) to average net assets(4)		Port- folio Turn- over
FOCUSED SMALL-CAP VALUE PORTFOLIO
	Class A
10/31/06	$20.87	$0.02	$2.65		$2.67	$—	$—	$(3.71)	$(3.71)	$19.83	14.48%	$232,913	1.68%		0.06%		197%
10/31/07	19.83	(0.05)	1.45		1.40	—	—	(1.42)	(1.42)	19.81	7.38	175,137	1.69		(0.28)		170
10/31/08	19.81	0.06	(7.08)		(7.02)	—	—	(1.80)	(1.80)	10.99	(38.76)	131,033	1.71	(5)	0.39	(5)	240
10/31/09	10.99	0.06	1.14	(6)	1.20	(0.03)	—	—	(0.03)	12.16	11.00	130,879	1.48		0.57		293
10/31/10	12.16	(0.04)	3.02		2.98	(0.24)	—	—	(0.24)	14.90	24.89	91,574	1.47		(0.30)		237
04/30/11(7)	14.90	(0.04)	5.49		5.45	(0.47)	—	—	(0.47)	19.88	37.24 (9)	138,941	1.47	(8)	(0.49	)(8)	160
	Class B
10/31/06	$19.62	$(0.11)	$2.46		$2.35	$—	$—	$(3.71)	$(3.71)	$18.26	13.65%	$49,714	2.37	%(3)	(0.66	)%(3)	197%
10/31/07	18.26	(0.17)	1.33		1.16	—	—	(1.42)	(1.42)	18.00	6.65	35,120	2.37	(3)	(0.97	)(3)	170
10/31/08	18.00	(0.04)	(6.34)		(6.38)	—	—	(1.80)	(1.80)	9.82	(39.14)	14,771	2.37	(3)(5)	(0.27	)(3)(5)	240
10/31/09	9.82	(0.03)	1.01	(6)	0.98	—	—	—	—	10.80	9.98	11,477	2.37	(3)	(0.32	)(3)	293
10/31/10	10.80	(0.15)	2.69		2.54	(0.18)	—	—	(0.18)	13.16	23.80	8,789	2.37	(3)	(1.21	)(3)	237
04/30/11(7)	13.16	(0.10)	4.87		4.77	(0.35)	—	—	(0.35)	17.58	36.77 (9)	10,860	2.27	(3)(8)	(1.29	)(3)(8)	160
	Class C
10/31/06	$19.66	$(0.11)	$2.47		$2.36	$—	$—	$(3.71)	$(3.71)	$18.31	13.68%	$97,913	2.36	%(3)	(0.66	)%(3)	197%
10/31/07	18.31	(0.17)	1.34		1.17	—	—	(1.42)	(1.42)	18.06	6.68	72,679	2.36		(0.95)		170
10/31/08	18.06	(0.04)	(6.36)		(6.40)	—	—	(1.80)	(1.80)	9.86	(39.12)	31,526	2.37	(3)(5)	(0.27	)(3)(5)	240
10/31/09	9.86	(0.01)	1.01	(6)	1.00	—	—	—	—	10.86	10.14	30,083	2.19		(0.16)		293
10/31/10	10.86	(0.12)	2.69		2.57	(0.17)	—	—	(0.17)	13.26	24.02	25,066	2.18		(1.02)		237
04/30/11(7)	13.26	(0.09)	4.89		4.80	(0.40)	—	—	(0.40)	17.66	36.83 (9)	36,474	2.14	(8)	(1.17	)(8)	160

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/06	10/31/07	10/31/08	10/31/09	10/31/10	04/30/11(7)(8)
Focused Small-Cap Value A	—%	—%	—%	—%	—%	—%
Focused Small-Cap Value B	0.00	0.03	0.05	(0.11)	(0.09)	(0.02)
Focused Small-Cap Value C	(0.02)	—	0.00	—	—	—

(4)  Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

	10/31/06	10/31/07	10/31/08	10/31/09	10/31/10	04/30/11(7)(8)
Focused Small-Cap Value A	0.04%	0.01%	0.02%	0.04%	0.02%	0.02%
Focused Small-Cap Value B	0.03	0.01	0.02	0.04	0.02	0.02
Focused Small-Cap Value C	0.03	0.01	0.02	0.04	0.02	0.02

(5)  The ratio reflects an expense cap which is net of custody credits of 0.01%.

(6)  Includes the effect of a merger.

(7)  Unaudited

(8)  Annualized

(9)  The Portfolio's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions (See Note 4).

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)		Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Port- folio Turn- over
FOCUSED GROWTH AND INCOME PORTFOLIO
	Class A
10/31/06	$16.59	$0.04	$2.89		$2.93	$(0.11)	$—	$—	$(0.11)	$19.41	17.69%	$185,913	1.72	%(3)(4)	0.24	%(3)(4)	141%
10/31/07	19.41	(0.01)	3.05		3.04	—	—	(0.73)	(0.73)	21.72	16.01	417,035	1.64	(4)	(0.08	)(4)	257
10/31/08	21.72	0.00	(8.05)		(8.05)	—	—	(2.74)	(2.74)	10.93	(42.15)	146,986	1.68	(4)	(0.05	)(4)	283
10/31/09	10.93	0.02	0.94		0.96	—	—	—	—	11.89	8.78	73,033	1.72	(3)	0.23	(3)	129
10/31/10	11.89	0.11	1.14	(6)	1.25	—	—	—	—	13.14	10.51	156,876	1.58	(3)(4)	0.34	(3)(4)	240
04/30/11(8)	13.14	0.01	1.58		1.59	(0.02)	—	(0.08)	(0.10)	14.63	12.23	161,378	1.52	(4)(7)	0.13	(4)(7)	280
	Class B
10/31/06	$15.72	$(0.06)	$2.72		$2.66	$—	$—	$—	$—	$18.38	16.92%	$63,470	2.37	%(3)(4)	(0.38	)%(3)(4)	141%
10/31/07	18.38	(0.14)	2.87		2.73	—	—	(0.73)	(0.73)	20.38	15.19	62,410	2.37	(3)(4)	(0.73	)(3)(4)	257
10/31/08	20.38	(0.10)	(7.45)		(7.55)	—	—	(2.74)	(2.74)	10.09	(42.52)	25,177	2.37	(3)(4)	(0.74	)(3)(4)	283
10/31/09	10.09	(0.04)	0.86		0.82	—	—	—	—	10.91	8.13	16,808	2.37	(3)	(0.43	)(3)	129
10/31/10	10.91	(0.09)	1.14	(6)	1.05	—	—	—	—	11.96	9.62	19,049	2.37	(3)(4)	(0.44	)(3)(4)	240
04/30/11(8)	11.96	(0.04)	1.43		1.39	—	—	(0.08)	(0.08)	13.27	11.72	16,140	2.37	(3)(4)(7)	(0.72	)(3)(4)(7)	280
	Class C
10/31/06	$15.71	$(0.06)	$2.71		$2.65	$—	$—	$—	$—	$18.36	16.87%	$103,407	2.37	%(3)(4)	(0.39	)%(3)(4)	141%
10/31/07	18.36	(0.13)	2.87		2.74	—	—	(0.73)	(0.73)	20.37	15.27	132,755	2.31	(3)(4)	(0.68	)(3)(4)	257
10/31/08	20.37	(0.10)	(7.44)		(7.54)	—	—	(2.74)	(2.74)	10.09	(42.49)	51,372	2.35	(4)	(0.72	)(4)	283
10/31/09	10.09	(0.04)	0.85		0.81	—	—	—	—	10.90	8.03	36,207	2.37	(3)	(0.43	)(3)	129
10/31/10	10.90	(0.06)	1.13	(6)	1.07	—	—	—	—	11.97	9.82	43,362	2.29	(3)(4)	(0.37	)(3)(4)	240
04/30/11(8)	11.97	(0.03)	1.43		1.40	—	—	(0.08)	(0.08)	13.29	11.79	42,501	2.17	(4)(7)	(0.52	)(4)(7)	280
	Class I
01/25/10-10/31/10(5)	$12.53	$0.06	$0.62	(6)	$0.68	$—	$—	$—	$—	$13.21	5.43%	$516	1.32	%(3)(4)(7)	0.60	%(3)(4)(7)	240%
04/30/11(8)	13.21	0.03	1.57		1.60	(0.06)	—	(0.08)	(0.14)	14.67	12.25	501	1.32	(3)(4)(7)	0.34	(3)(4)(7)	280

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/06	10/31/07	10/31/08	10/31/09	10/31/10	04/30/11(7)(8)
Focused Growth and Income A	(0.03)%	—%	—%	0.08%	(0.04)%	—%
Focused Growth and Income B	0.01	(0.03)	0.01	0.14	(0.09)	(0.12)
Focused Growth and Income C	(0.02)	(0.00)	—	0.09	(0.08)	—
Focused Growth and Income I	—	—	—	—	3.97	0.13

(4)  Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

	10/31/06	10/31/07	10/31/08	10/31/10	04/30/11(7)(8)
Focused Growth and Income A	0.01%	0.02%	0.05%	0.01%	0.02%
Focused Growth and Income B	0.01	0.02	0.05	0.01	0.03
Focused Growth and Income C	0.01	0.02	0.05	0.01	0.02
Focused Growth and Income I	—	—	—	0.02	0.02

(5)  Inception date of class.

(6)  Includes the effect of a merger (See Note 2).

(7)  Annualized

(8)  Unaudited

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(3)(4)		Ratio of net investment income (loss) to average net assets(3)(4)		Port- folio Turn- over
FOCUSED TECHNOLOGY PORTFOLIO
	Class A
10/31/06	$6.21	$(0.10)	$0.14	$0.04	$—	$—	$—	$—	$6.25	0.64%	$38,400	1.97%		(1.69)%		96%
10/31/07	6.25	(0.11)	1.65	1.54	—	—	—	—	7.79	24.64	44,561	1.97		(1.68)		117
10/31/08	7.79	(0.09)	(3.29)	(3.38)	—	—	—	—	4.41	(43.39)	21,159	1.91		(1.42)		155
10/31/09	4.41	(0.06)	1.17	1.11	—	—	—	—	5.52	25.17	56,315	1.88		(1.32)		122
10/31/10	5.52	(0.08)	0.96	0.88	—	—	—	—	6.40	15.94	45,464	1.86		(1.27)		64
04/30/11(5)	6.40	(0.05)	0.81	0.76	—	—	—	—	7.16	11.88	30,038	1.88	(6)	(1.42	)(6)	62
	Class B
10/31/06	$6.01	$(0.14)	$0.14	$(0.00)	$—	$—	$—	$—	$6.01	0.00%	$21,267	2.62%		(2.34)%		96%
10/31/07	6.01	(0.16)	1.60	1.44	—	—	—	—	7.45	23.96	14,611	2.62		(2.33)		117
10/31/08	7.45	(0.13)	(3.13)	(3.26)	—	—	—	—	4.19	(43.76)	5,947	2.56		(2.07)		155
10/31/09	4.19	(0.08)	1.10	1.02	—	—	—	—	5.21	24.34	5,267	2.53		(1.91)		122
10/31/10	5.21	(0.11)	0.90	0.79	—	—	—	—	6.00	15.16	3,652	2.53		(1.93)		64
04/30/11(5)	6.00	(0.07)	0.76	0.69	—	—	—	—	6.69	11.50	3,194	2.53	(6)	(2.04	)(6)	62
	Class C
10/31/06	$6.02	$(0.14)	$0.13	$(0.01)	$—	$—	$—	$—	$6.01	(0.17)%	$24,068	2.62%		(2.34)%		96%
10/31/07	6.01	(0.15)	1.59	1.44	—	—	—	—	7.45	23.96	23,461	2.62		(2.33)		117
10/31/08	7.45	(0.13)	(3.13)	(3.26)	—	—	—	—	4.19	(43.76)	10,236	2.56		(2.06)		155
10/31/09	4.19	(0.08)	1.10	1.02	—	—	—	—	5.21	24.34	10,907	2.53		(1.91)		122
10/31/10	5.21	(0.11)	0.90	0.79	—	—	—	—	6.00	15.16	9,918	2.53		(1.94)		64
04/30/11(5)	6.00	(0.07)	0.76	0.69	—	—	—	—	6.69	11.50	10,052	2.53	(6)	(2.04	)(6)	62

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/06	10/31/07	10/31/08	10/31/09	10/31/10	04/30/11(5)(6)
Focused Technology A	0.15%	0.17%	0.12%	0.04%	(0.04)%	0.02%
Focused Technology B	0.22	0.23	0.23	0.30	0.24	0.32
Focused Technology C	0.17	0.17	0.13	0.21	0.06	0.12

(4)  Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

	10/31/06	10/31/07	10/31/08	10/31/09	10/31/10	04/30/11(5)(6)
Focused Technology A	0.02%	0.00%	0.02%	0.02%	0.01%	0.01%
Focused Technology B	0.03	0.01	0.02	0.02	0.01	0.01
Focused Technology C	0.03	0.01	0.02	0.02	0.01	0.01

(5)  Unaudited

(6)  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Port- folio Turn- over
FOCUSED DIVIDEND STRATEGY PORTFOLIO
	Class A
10/31/06	$12.35	$0.15	$1.97	$2.12	$(0.17)	$—	$—	$(0.17)	$14.30	17.22%	$61,360	0.95	%(4)(5)	1.11	%(4)(5)	614%
10/31/07	14.30	0.38	2.23	2.61	(0.36)	—	(1.42)	(1.78)	15.13	19.96	61,673	0.95	(5)	2.62	(5)	59
10/31/08	15.13	0.41	(4.80)	(4.39)	(0.48)	—	(2.62)	(3.10)	7.64	(35.09)	57,806	0.95	(5)	4.13	(5)	57
10/31/09	7.64	0.31	1.50	1.81	(0.30)	—	—	(0.30)	9.15	24.63	69,740	0.95		4.13		84
10/31/10	9.15	0.31	1.76	2.07	(0.31)	—	—	(0.31)	10.91	22.87	264,368	0.95		3.22		28
04/30/11(6)	10.91	0.15	1.05	1.20	(0.14)	—	—	(0.14)	11.97	11.04	504,357	0.97	(7)	2.75	(7)	26
	Class B
10/31/06	$12.31	$0.06	$1.96	$2.02	$(0.07)	$—	$—	$(0.07)	$14.26	16.42%	$42,569	1.60	%(4)(5)	0.44	%(4)(5)	614%
10/31/07	14.26	0.28	2.24	2.52	(0.27)	—	(1.42)	(1.69)	15.09	19.27	40,199	1.60	(5)	1.97	(5)	59
10/31/08	15.09	0.37	(4.82)	(4.45)	(0.41)	—	(2.62)	(3.03)	7.61	(35.55)	16,964	1.60	(5)	3.48	(5)	57
10/31/09	7.61	0.26	1.49	1.75	(0.25)	—	—	(0.25)	9.11	23.80	15,657	1.60		3.53		84
10/31/10	9.11	0.26	1.73	1.99	(0.23)	—	—	(0.23)	10.87	22.11	26,434	1.60		2.64		28
04/30/11(6)	10.87	0.11	1.04	1.15	(0.10)	—	—	(0.10)	11.92	10.64	42,073	1.63	(7)	2.09	(7)	26
	Class C
10/31/06	$12.31	$0.06	$1.96	$2.02	$(0.07)	$—	$—	$(0.07)	$14.26	16.42%	$87,655	1.60	%(4)(5)	0.44	%(4)(5)	614%
10/31/07	14.26	0.28	2.23	2.51	(0.27)	—	(1.42)	(1.69)	15.08	19.19	89,287	1.60	(5)	1.97	(5)	59
10/31/08	15.08	0.37	(4.81)	(4.44)	(0.41)	—	(2.62)	(3.03)	7.61	(35.50)	41,457	1.60	(5)	3.49	(5)	57
10/31/09	7.61	0.26	1.50	1.76	(0.25)	—	—	(0.25)	9.12	23.93	44,183	1.60		3.50		84
10/31/10	9.12	0.25	1.74	1.99	(0.23)	—	—	(0.23)	10.88	22.09	113,340	1.60		2.60		28
04/30/11(6)	10.88	0.11	1.04	1.15	(0.10)	—	—	(0.10)	11.93	10.63	194,835	1.62	(7)	2.10	(7)	26

(1)  Calculated based upon average shares outstanding

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursement (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (based on average net assets):

	10/31/06	10/31/07	10/31/08	10/31/09	10/31/10	04/30/11(6)(7)
Focused Dividend Strategy A	0.12%	0.10%	0.14%	0.16%	0.10%	0.02%
Focused Dividend Strategy B	0.13	0.10	0.15	0.24	0.16	0.04
Focused Dividend Strategy C	0.11	0.08	0.12	0.17	0.10	0.02

(4)  The ratio reflects an expense cap which is net of custody credits of (0.01)%

(5)  Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

	10/31/06	10/31/07	10/31/08
Focused Dividend Strategy A	0.01%	0.00%	0.01%
Focused Dividend Strategy B	0.01	0.00	0.01
Focused Dividend Strategy C	0.01	0.00	0.01

(6)  Unaudited

(7)  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)		Net Assets end of period (000's)	Ratio of expenses to average net assets(4)(5)		Ratio of net investment income (loss) to average net assets(4)(5)		Port- folio Turn- over
FOCUSED STARALPHA PORTFOLIO
	Class A
05/03/07-10/31/07(3)	$12.50	$(0.03)	$1.25	$1.22	$—	$—	$—	$—	$13.72	9.76%		$139,421	1.72	%(6)(7)	(0.28	)%(6)(7)	87%
10/31/08	13.72	(0.07)	(5.66)	(5.73)	—	(0.01)	—	(0.01)	7.98	(41.81	)(8)	73,921	1.72		(0.60)		155
10/31/09	7.98	(0.05)	0.80	0.75	—	—	—	—	8.73	9.40	(9)	67,722	1.72		(0.65)		229
10/31/10	8.73	(0.09)	0.69	0.60	(0.01)	—	—	(0.01)	9.32	6.83		37,045	1.72		(0.93)		254
04/30/11(10)	9.32	(0.04)	1.65	1.61	(0.02)	—	—	(0.02)	10.91	17.34		29,855	1.72	(6)	(0.79	)(6)	210
	Class C
05/03/07-10/31/07(3)	$12.50	$(0.11)	$1.30	$1.19	$—	$—	$—	$—	$13.69	9.52%		$10,922	2.37	%(6)(7)	(1.03	)%(6)(7)	87%
10/31/08	13.69	(0.13)	(5.64)	(5.77)	—	—	—	—	7.92	(42.15	)(8)	13,156	2.37		(1.24)		155
10/31/09	7.92	(0.10)	0.79	0.69	—	—	—	—	8.61	8.71	(9)	8,748	2.37		(1.29)		229
10/31/10	8.61	(0.14)	0.66	0.52	—	—	—	—	9.13	6.04		4,655	2.37		(1.58)		254
04/30/11(10)	9.13	(0.07)	1.63	1.56	—	—	—	—	10.69	17.09		4,396	2.37	(6)	(1.43	)(6)	210

(1)  Calculated based upon average shares outstanding

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Commencement of operations

(4)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/07	10/31/08	10/31/09	10/31/10	04/30/11(6)(10)
Focused StarALPHA Class A	0.17%	0.02%	0.09%	0.12%	0.38%
Focused StarALPHA Class C	0.92	0.02	0.22	0.28	0.74

(5)  Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

	10/31/07	10/31/08	10/31/09	10/31/10	04/30/11(6)(10)
Focused StarALPHA Class A	0.01%	0.01%	0.01%	0.01%	0.01%
Focused StarALPHA Class C	0.01	0.01	0.01	0.01	0.01

(6)  Annualized

(7)  Net of custody credits of 0.01%.

(8)  Total return for Class A and Class C were increased by 0.29% and 0.22%, respectively, from gains on the disposal of investments in violation of investment restrictions.

(9)  The Portfolio's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

(10)  Unaudited

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Port- folio Turn- over
SUNAMERICA STRATEGIC VALUE PORTFOLIO
	Class A
10/31/06	$20.96	$0.11	$4.40	$4.51	$—	$—	$(1.67)	$(1.67)	$23.80	22.82%	$264,368	1.70	%(3)(4)	0.52	%(3)(4)	39%
10/31/07	23.80	0.14	4.77	4.91	(0.13)	—	(1.82)	(1.95)	26.76	21.99	450,472	1.66	(4)	0.57	(4)	86
10/31/08	26.76	0.12	(10.74)	(10.62)	(0.12)	—	(4.54)	(4.66)	11.48	(47.25)	132,397	1.69	(3)(4)	0.62	(3)(4)	128
10/31/09	11.48	(0.01)	2.09	2.08	(0.06)	(0.02)	—	(0.08)	13.48	18.46	130,860	1.70	(3)(4)	(0.10	)(3)(4)	61
10/31/10	13.48	(0.06)	2.01	1.95	—	—	—	—	15.43	14.47	125,744	1.72	(3)	(0.38	)(3)	22
04/30/11(5)	15.43	(0.02)	2.18	2.16	—	—	—	—	17.59	14.00	130,478	1.72	(3)(6)	(0.22	)(3)(6)	96
	Class B
10/31/06	$20.29	$(0.03)	$4.24	$4.21	$—	$—	$(1.67)	$(1.67)	$22.83	22.04%	$168,083	2.37	%(3)(4)	(0.14	)%(3)(4)	39%
10/31/07	22.83	(0.01)	4.56	4.55	(0.01)	—	(1.82)	(1.83)	25.55	21.18	157,514	2.33	(4)	(0.07	)(4)	86
10/31/08	25.55	(0.01)	(10.16)	(10.17)	—	—	(4.54)	(4.54)	10.84	(47.59)	56,367	2.36	(3)(4)	(0.05	)(3)(4)	128
10/31/09	10.84	(0.08)	1.99	1.91	—	—	—	—	12.75	17.62	33,792	2.35	(3)(4)	(0.74	)(3)(4)	61
10/31/10	12.75	(0.15)	1.90	1.75	—	—	—	—	14.50	13.73	17,706	2.37	(3)	(1.06	)(3)	22
04/30/11(5)	14.50	(0.07)	2.05	1.98	—	—	—	—	16.48	13.66	15,302	2.37	(3)(6)	(0.87	)(3)(6)	96
	Class C
10/31/06	$20.28	$(0.03)	$4.23	$4.20	$—	$—	$(1.67)	$(1.67)	$22.81	22.00%	$194,997	2.36	%(3)(4)	(0.13	)%(3)(4)	39%
10/31/07	22.81	(0.01)	4.56	4.55	(0.01)	—	(1.82)	(1.83)	25.53	21.20	223,206	2.32	(4)	(0.06	)(4)	86
10/31/08	25.53	(0.00)	(10.16)	(10.16)	—	—	(4.54)	(4.54)	10.83	(47.58)	84,936	2.35	(3)(4)	(0.03	)(3)(4)	128
10/31/09	10.83	(0.08)	1.99	1.91	—	—	—	—	12.74	17.64	72,915	2.35	(3)(4)	(0.75	)(3)(4)	61
10/31/10	12.74	(0.14)	1.90	1.76	—	—	—	—	14.50	13.81	62,410	2.37	(3)	(1.03	)(3)	22
04/30/11(5)	14.50	(0.07)	2.04	1.97	—	—	—	—	16.47	13.59	59,737	2.37	(3)(6)	(0.87	)(3)(6)	96

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/06	10/31/08	10/31/09	10/31/10	04/30/11(5)(6)
SunAmerica Strategic Value A	(0.02)%	(0.00)%	0.09%	0.01%	(0.06)%
SunAmerica Strategic Value B	(0.03)	(0.00)	0.14	0.07	0.04
SunAmerica Strategic Value C	(0.02)	(0.00)	0.10	0.02	(0.05)

(4)  Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

	10/31/06	10/31/07	10/31/08	10/31/09
SunAmerica Strategic Value A	0.00%	0.01%	0.02%	0.00%
SunAmerica Strategic Value B	0.00	0.01	0.02	0.00
SunAmerica Strategic Value C	0.00	0.01	0.02	0.00

(5)  Unaudited

(6)  Annualized

See Notes to Financial Statements

Focused Equity Strategy Portfolio

PORTFOLIO PROFILE — April 30, 2011 — (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	92.7%
International Equity Investment Companies	7.5
100.2%

* Calculated as a percentage of net assets

Focused Equity Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — April 30, 2011 — (unaudited)

Security Description	Shares	Value (Note 3)
AFFILIATED INVESTMENT COMPANIES#—100.2%
Domestic Equity Investment Companies—92.7%
SunAmerica Equity Funds SunAmerica Value Fund, Class A	2,297,522	$30,557,042
SunAmerica Series, Inc. Focused Dividend Strategy Portfolio, Class A	2,009,530	24,054,073
SunAmerica Series, Inc. Focused Growth Portfolio, Class A†	803,301	20,331,538
SunAmerica Series, Inc. Focused Large-Cap Growth Portfolio, Class A†	2,412,751	46,252,439
SunAmerica Series, Inc. Focused Small-Cap Growth Portfolio, Class A†	1,569,597	26,165,180
SunAmerica Series, Inc. Focused Small-Cap Value Portfolio, Class A	1,303,309	25,922,825
SunAmerica Series, Inc. Focused Technology Portfolio, Class A†	228	1,635
SunAmerica Series, Inc. SunAmerica Strategic Value Portfolio, Class A†	870,361	15,309,652
Total Domestic Equity Investment Companies (cost $153,988,139)		188,594,384

Security Description	Shares	Value (Note 3)
International Equity Investment Companies—7.5%
SunAmerica Equity Funds SunAmerica International Equity Fund, Class A (cost $13,542,466)	1,110,537	$15,292,089
TOTAL INVESTMENTS (cost $167,530,605)(1)	100.2%	203,886,473
Liabilities in excess of other assets	(0.2)	(436,949)
NET ASSETS	100.0%	$203,449,524

† Non-income producing security

#  See Note 6

@ The Focused Equity Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds' prospectuses and shareholder reports, is available on our website, www.sunamericafunds.com.

(1) See Note 7 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolo's net assets as of April 30, 2011 (see Note 3):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Investment Companies:
Domestic Equity Investment Companies	$188,594,384	$—	$—	$188,594,384
International Equity Investment Companies	15,292,089	—	—	15,292,089
Total	$203,886,473	$—	$—	$203,886,473

See Notes to Financial Statements

Focused Multi-Asset Strategy Portfolio

PORTFOLIO PROFILE — April 30, 2011 — (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	30.2%
Alternative Strategies Investment Companies	30.0
International Equity Investment Companies	20.4
Fixed Income Investment Companies	19.7
100.3%

* Calculated as a percentage of net assets

Focused Multi-Asset Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — April 30, 2011 — (unaudited)

Security Description	Shares	Value (Note 3)
AFFILIATED INVESTMENT COMPANIES#—100.3%
Alternative Strategies Investment Companies—30.0%
SunAmerica Specialty Series SunAmerica Alternative Strategies Fund, Class A (cost $109,955,405)	10,852,835	$120,574,997
Domestic Equity Investment Companies—30.2%
SunAmerica Equity Funds SunAmerica Value Fund, Class A	1,542,341	20,513,132
SunAmerica Series, Inc., Focused Dividend Strategy Portfolio, Class A	980,994	11,742,492
SunAmerica Series, Inc. Focused Large-Cap Growth Portfolio, Class A†	1,094,466	20,980,916
SunAmerica Series, Inc. Focused Small-Cap Growth Portfolio, Class A†	1,239,174	20,657,034
SunAmerica Series, Inc. Focused Small-Cap Value Portfolio, Class A	1,015,976	20,207,756
SunAmerica Series, Inc. Focused StarALPHA Portfolio, Class A	1,771,738	19,329,657
SunAmerica Series, Inc. Focused Technology Portfolio, Class A†	1,140,675	8,167,231
Total Domestic Equity Investment Companies (cost $110,430,772)		121,598,218
Fixed Income Investment Companies—19.7%
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	1,711,707	19,941,391

Security Description	Shares	Value (Note 3)
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	11,038,115	$38,854,165
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	2,070,436	19,855,480
SunAmerica Senior Floating Rate Fund, Inc., Class A	86,199	723,212
Total Fixed Income Investment Companies (cost $77,782,153)		79,374,248
International Equity Investment Companies—20.4%
SunAmerica Equity Funds SunAmerica International Equity Fund, Class A	2,991,179	41,188,540
SunAmerica Equity Funds SunAmerica International Small-Cap Fund, Class A	4,001,385	41,054,209
Total International Equity Investment Companies (cost $63,434,794)		82,242,749
TOTAL INVESTMENTS (cost $361,603,124)(1)	100.3%	403,790,212
Liabilities in excess of other assets	(0.3)	(1,218,445)
NET ASSETS	100.0%	$402,571,767

† Non-income producing security

# See Note 6

@ The Focused Multi-Asset Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds' prospectuses and shareholder reports, is available on our website, www.sunamericafunds.com.

(1) See Note 7 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolo's net assets as of April 30, 2011 (see Note 3):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Investment Companies:
Alternative Strategies Investment Companies	$120,574,997	$—	$—	$120,574,997
Domestic Equity Investment Companies	121,598,218	—	—	121,598,218
Fixed Income Investment Companies	79,374,248	—	—	79,374,248
International Equity Investment Companies	82,242,749	—	—	82,242,749
Total	$403,790,212	$—	$—	$403,790,212

See Notes to Financial Statements

Focused Balanced Strategy Portfolio

PORTFOLIO PROFILE — April 30, 2011 — (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	57.3%
Fixed Income Investment Companies	25.0
Alternative Strategies Investment Companies	15.0
International Equity Investment Companies	3.0
100.3%

* Calculated as a percentage of net assets

Focused Balanced Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — April 30, 2011 — (unaudited)

Security Description	Shares	Value (Note 3)
AFFILIATED INVESTMENT COMPANIES#—100.3%
Alternative Strategies Investment Companies—15.0%
SunAmerica Specialty Series SunAmerica Alternative Strategies Fund, Class A (cost $26,373,464)	2,633,921	$29,262,863
Domestic Equity Investment Companies—57.3%
SunAmerica Equity Funds SunAmerica Value Fund, Class A	738,514	9,822,232
SunAmerica Series, Inc. Focused Dividend Strategy Portfolio, Class A	1,966,488	23,538,864
SunAmerica Series, Inc. Focused Growth and Income Portfolio, Class A†	939,427	13,734,429
SunAmerica Series, Inc. Focused Growth Portfolio, Class A†	385,092	9,746,677
SunAmerica Series, Inc. Focused Large-Cap Growth Portfolio, Class A†	1,236,678	23,707,121
SunAmerica Series, Inc. Focused Small-Cap Growth Portfolio, Class A†	595,217	9,922,270
SunAmerica Series, Inc. Focused Small-Cap Value Portfolio, Class A	589,725	11,729,636
SunAmerica Series, Inc. SunAmerica Strategic Value Portfolio, Class A†	560,323	9,856,082
Total Domestic Equity Investment Companies (cost $93,428,152)		112,057,311

Security Description	Shares	Value (Note 3)
Fixed Income Investment Companies—25.0%
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	2,941,539	$34,268,924
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	2,205,110	7,761,988
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	713,827	6,845,605
Total Fixed Income Investment Companies (cost $48,795,104)		48,876,517
International Equity Investment Companies—3.0%
SunAmerica Equity Funds SunAmerica International Equity Fund, Class A (cost $4,803,436)	433,536	5,969,791
TOTAL INVESTMENTS (cost $173,400,156)(1)	100.3%	196,166,482
Liabilities in excess of other assets	(0.3)	(601,249)
NET ASSETS	100.0%	$195,565,233

† Non-income producing security

# See Note 6

@ The Focused Balanced Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds' prospectuses and shareholder reports, is available on our website, www.sunamericafunds.com.

(1) See Note 7 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolo's net assets as of April 30, 2011 (see Note 3):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Investment Companies:
Alternative Strategies Investment Companies	$29,262,863	$—	$—	$29,262,863
Domestic Equity Investment Companies	112,057,311	—	—	112,057,311
Fixed Income Investment Companies	48,876,517	—	—	48,876,517
International Equity Investment Companies	5,969,791	—	—	5,969,791
Total	$196,166,482	$—	$—	$196,166,482

See Notes to Financial Statements

Focused Fixed Income and Equity Strategy Portfolio

PORTFOLIO PROFILE — April 30, 2011 — (unaudited)

Industry Allocation*
Fixed Income Investment Companies	65.6%
Domestic Equity Investment Companies	34.8
100.4%

* Calculated as a percentage of net assets

Focused Fixed Income and Equity Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — April 30, 2011 — (unaudited)

Security Description	Shares	Value (Note 3)
AFFILIATED INVESTMENT COMPANIES#—100.4%
Domestic Equity Investment Companies—34.8%
SunAmerica Equity Funds SunAmerica Value Fund, Class A	100,421	$1,335,595
SunAmerica Series, Inc. Focused Dividend Strategy Portfolio, Class A	102,575	1,227,825
SunAmerica Series, Inc. Focused Growth Portfolio, Class A†	7,602	192,416
SunAmerica Series, Inc. Focused Large-Cap Growth Portfolio, Class A†	66,919	1,282,831
SunAmerica Series, Inc. Focused StarALPHA Portfolio, Class A	353,303	3,854,532
SunAmerica Series, Inc. SunAmerica Strategic Value Portfolio, Class A†	57,996	1,020,155
Total Domestic Equity Investment Companies (cost $7,866,039)		8,913,354
Fixed Income Investment Companies—65.6%
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	590,278	6,876,741

Security Description	Shares	Value (Note 3)
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	1,034,281	$9,918,750
Total Fixed Income Investment Companies (cost $16,786,023)		16,795,491
TOTAL INVESTMENTS (cost $24,652,062)(1)	100.4%	25,708,845
Liabilities in excess of other assets	(0.4)	(110,494)
NET ASSETS	100.0%	$25,598,351

† Non-income producing security

# See Note 6

@ The Focused Fixed Income and Equity Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds' prospectuses and shareholder reports, is available on our website, www.sunamericafunds.com.

(1) See Note 7 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolo's net assets as of April 30, 2011 (see Note 3):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Investment Companies:
Domestic Equity Investment Companies	$8,913,354	$—	$—	$8,913,354
Fixed Income Investment Companies	16,795,491	—	—	16,795,491
Total	$25,708,845	$—	$—	$25,708,845

See Notes to Financial Statements

Focused Fixed Income Strategy Portfolio

PORTFOLIO PROFILE — April 30, 2011 — (unaudited)

Industry Allocation*
Fixed Income Investment Companies	100.8%

* Calculated as a percentage of net assets

Focused Fixed Income Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — April 30, 2011 — (unaudited)

Security Description	Shares	Value (Note 3)
AFFILIATED INVESTMENT COMPANIES#—100.8%
Fixed Income Investment Companies—100.8%
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	591,978	$6,896,538
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	202,476	712,716
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	706,549	6,775,809
SunAmerica Senior Floating Rate Fund, Inc., Class A	82,262	690,180
TOTAL INVESTMENTS (cost $15,192,825)(1)	100.8%	15,075,243
Liabilities in excess of other assets	(0.8)	(115,155)
NET ASSETS	100.0%	$14,960,088

# See Note 6

@ The Focused Fixed Income Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds' prospectuses and shareholder reports, is available on our website, www.sunamericafunds.com.

(1) See Note 7 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolo's net assets as of April 30, 2011 (see Note 3):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Investment Companies:
Fixed Income Investment Companies	$15,075,243	$—	$—	$15,075,243

See Notes to Financial Statements

Focused Large-Cap Growth Portfolio

PORTFOLIO PROFILE — April 30, 2011 — (unaudited)

Industry Allocation*
Computers	5.6%
Aerospace/Defense-Equipment	5.5
Exchange-Traded Funds	4.6
Diversified Banking Institutions	4.3
Enterprise Software/Service	4.3
Wireless Equipment	3.9
Computer Services	3.6
Web Portals/ISP	3.5
Repurchase Agreement	3.3
Oil Companies-Exploration & Production	3.2
Machinery-Farming	3.0
E-Commerce/Products	2.7
Engines-Internal Combustion	2.7
Hotels/Motels	2.5
Oil & Gas Drilling	2.5
Retail-Apparel/Shoe	2.5
Cellular Telecom	2.5
Oil Companies-Integrated	2.4
Medical-Biomedical/Gene	2.4
Metal-Copper	2.2
Aerospace/Defense	2.2
Industrial Gases	2.1
Cable/Satellite TV	2.1
Retail-Restaurants	2.1
Investment Management/Advisor Services	2.1
Pharmacy Services	2.0
Oil-Field Services	2.0
Retail-Discount	2.0
Electronic Measurement Instruments	1.9
Computers-Memory Devices	1.9
Retail-Major Department Stores	1.8
Medical-HMO	1.4
E-Commerce/Services	1.2
Medical-Hospitals	1.2
Electronic Forms	1.1
Commercial Services-Finance	1.1
Oil Field Machinery & Equipment	1.0
Internet Infrastructure Software	1.0
Medical-Generic Drugs	0.8
X-Ray Equipment	0.8
Machinery-Construction & Mining	0.8
Medical Instruments	0.7
Applications Software	0.5
101.0%

* Calculated as a percentage of net assets

Focused Large-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2011 — (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCK—93.1%
Aerospace/Defense—2.2%
Boeing Co.	108,200	$8,632,196
Aerospace/Defense-Equipment—5.5%
BE Aerospace, Inc.†	128,365	4,953,605
United Technologies Corp .	187,391	16,786,486
		21,740,091
Applications Software—0.5%
Microsoft Corp.	78,300	2,037,366
Cable/Satellite TV—2.1%
Comcast Corp., Class A	320,800	8,417,792
Cellular Telecom—2.5%
MetroPCS Communications, Inc.†	584,500	9,837,135
Commercial Services-Finance—1.1%
Visa, Inc., Class A	54,910	4,289,569
Computer Services—3.6%
Accenture PLC, Class A	142,200	8,123,886
Cognizant Technology Solutions Corp., Class A†	74,000	6,134,600
		14,258,486
Computers—5.6%
Apple, Inc.†	63,850	22,234,486
Computers-Memory Devices—1.9%
EMC Corp.†	266,900	7,563,946
Diversified Banking Institutions—4.3%
Goldman Sachs Group, Inc.	32,600	4,922,926
JPMorgan Chase & Co.	180,700	8,245,341
Morgan Stanley	149,300	3,904,195
		17,072,462
E-Commerce/Products—2.7%
Amazon.com, Inc.†	30,500	5,993,250
MercadoLibre, Inc.	54,200	4,953,880
		10,947,130
E-Commerce/Services—1.2%
priceline.com, Inc.†	8,600	4,704,286
Electronic Forms—1.1%
Adobe Systems, Inc.†	130,300	4,371,565
Electronic Measurement Instruments—1.9%
Agilent Technologies, Inc.†	151,700	7,571,347
Engines-Internal Combustion—2.7%
Cummins, Inc.	88,800	10,671,984
Enterprise Software/Service—4.3%
Oracle Corp.	472,000	17,015,600
Hotel/Motels—2.5%
Starwood Hotels & Resorts Worldwide, Inc.	170,000	10,126,900
Industrial Gases—2.1%
Praxair, Inc.	80,558	8,572,982
Internet Infrastructure Software—1.0%
F5 Networks, Inc.†	38,000	3,851,680

Security Description	Shares	Value (Note 3)
Investment Management/Advisor Services—2.1%
BlackRock, Inc.	42,100	$8,249,074
Machinery-Construction & Mining—0.8%
Caterpillar, Inc.	26,500	3,058,365
Machinery-Farming—3.0%
Deere & Co.	121,500	11,846,250
Medical Instruments—0.7%
St. Jude Medical, Inc.	55,000	2,939,200
Medical-Biomedical/Gene—2.4%
Alexion Pharmaceuticals, Inc.†	45,409	4,399,678
Celgene Corp.†	89,200	5,252,096
		9,651,774
Medical-Generic Drugs—0.8%
Mylan, Inc.†	133,300	3,321,836
Medical-HMO—1.4%
UnitedHealth Group, Inc.	111,400	5,484,222
Medical-Hospitals—1.2%
Universal Health Services, Inc., Class B	84,100	4,606,998
Metal-Copper—2.2%
Freeport-McMoRan Copper & Gold, Inc.	163,078	8,974,182
Oil & Gas Drilling—2.5%
Ensco PLC ADR	169,400	10,099,628
Oil Companies-Exploration & Production—3.2%
Apache Corp.	40,200	5,361,474
Occidental Petroleum Corp	48,300	5,520,207
SandRidge Energy, Inc.†	156,100	1,929,396
		12,811,077
Oil Companies-Integrated—2.4%
Exxon Mobil Corp.	109,900	9,671,200
Oil Field Machinery & Equipment—1.0%
National Oilwell Varco, Inc.	51,800	3,972,542
Oil-Field Services—2.0%
Schlumberger, Ltd.	90,000	8,077,500
Pharmacy Services—2.0%
Express Scripts, Inc.†	144,100	8,176,234
Retail-Apparel/Shoe—2.5%
Guess?, Inc.	102,600	4,410,774
Lululemon Athletica, Inc.†	56,301	5,631,789
		10,042,563
Retail-Discount—2.0%
Target Corp.	161,600	7,934,560
Retail-Major Department Stores—1.8%
Nordstrom, Inc.	151,700	7,213,335
Retail-Restaurants—2.1%
McDonald's Corp.	105,700	8,277,367

Focused Large-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2011 — (unaudited) (continued)

Security Description	Shares/ Principal Amount	Value (Note 3)
Web Portals/ISP—3.5%
Baidu, Inc. ADR†	40,100	$5,955,652
Google, Inc., Class A†	14,655	7,973,786
		13,929,438
Wireless Equipment—3.9%
QUALCOMM, Inc.	273,550	15,548,582
X-Ray Equipment—0.8%
Hologic, Inc.†	143,182	3,152,868
Total Common Stock (cost $326,760,892)		370,955,798
EXCHANGE-TRADED FUNDS—4.6%
iShares Russell 1000 Growth Index Fund (cost $17,736,654)	293,767	18,345,749
Total Long-Term Investment Securities (cost $344,497,546)		389,301,547
REPURCHASE AGREEMENT—3.3%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $12,891,000)	$12,891,000	12,891,000
TOTAL INVESTMENTS (cost $357,388,546)(2)	101.0%	402,192,547
Liabilities in excess of other assets	(1.0)	(3,897,919)
NET ASSETS	100.0%	$398,294,628

† Non-income producing security

(1) See Note 3 for details of Joint Repurchase Agreement.

(2) See Note 7 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Portfolo's net assets as of April 30, 2011 (see Note 3):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Aerospace/Defense-Equipment	$21,740,091	$—	$—	$21,740,091
Computers	22,234,486	—	—	22,234,486
Other Industries*	326,981,221	—	—	326,981,221
Exchange-Traded Funds	18,345,749	—	—	18,345,749
Repurchase Agreement	—	12,891,000	—	12,891,000
Total	$389,301,547	$12,891,000	$—	$402,192,547

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Focused Growth Portfolio

PORTFOLIO PROFILE — April 30, 2011 — (unaudited)

Industry Allocation*
E-Commerce/Services	9.4%
U.S. Government Agencies	7.8
Medical-Biomedical/Gene	7.7
Computers	6.6
Beverages-Non-alcoholic	5.3
Oil-Field Services	5.2
Transport-Services	5.0
Applications Software	4.8
Oil Companies-Exploration & Production	4.2
Pharmacy Services	4.1
Retail-Restaurants	3.7
Multimedia	3.5
Retail-Apparel/Shoe	3.1
Auto-Cars/Light Trucks	2.9
Insurance-Life/Health	2.6
Retail-Jewelry	2.4
Finance-Investment Banker/Broker	2.4
Wireless Equipment	2.3
Web Portals/ISP	2.0
Electronic Components-Misc.	2.0
Electronic Components-Semiconductors	1.9
Banks-Commercial	1.7
Printing-Commercial	1.6
Medical Instruments	1.5
Electronic Forms	1.4
Brewery	1.4
Finance-Other Services	1.3
Electronic Connectors	1.1
Chemicals-Diversified	1.1
Real Estate Operations & Development	0.7
100.7%

* Calculated as a percentage of net assets

Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2011 — (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCK—92.9%
Applications Software—4.8%
Microsoft Corp.	322,475	$8,390,799
Auto-Cars/Light Trucks—2.9%
Ford Motor Co.†	142,065	2,197,746
General Motors Co.†	90,195	2,894,357
		5,092,103
Banks-Commercial—1.7%
Standard Chartered PLC	110,585	3,064,432
Beverages-Non-alcoholic—5.3%
Hansen Natural Corp.†	139,720	9,242,478
Brewery—1.4%
Anheuser-Busch InBev NV	38,739	2,470,135
Chemicals-Diversified—1.1%
Israel Chemicals, Ltd.	109,301	1,927,177
Computers—6.6%
Apple, Inc.†	33,471	11,655,606
E-Commerce/Services—9.4%
Ctrip.com International, Ltd. ADR†	114,720	5,589,158
eBay, Inc.†	320,205	11,015,052
		16,604,210
Electronic Components-Misc.—2.0%
TE Connectivity, Ltd.	99,615	3,571,198
Electronic Components- Semiconductors—1.9%
ON Semiconductor Corp.†	315,655	3,317,534
Electronic Connectors—1.1%
Amphenol Corp., Class A	36,080	2,017,233
Electronic Forms—1.4%
Adobe Systems, Inc.†	75,765	2,541,916
Finance-Investment Banker/Broker—2.4%
Charles Schwab Corp.	228,009	4,174,845
Finance-Other Services—1.3%
CME Group, Inc.	7,545	2,231,585
Insurance-Life/Health—2.6%
Prudential PLC	349,901	4,517,853
Medical Instruments—1.5%
Intuitive Surgical, Inc.†	7,423	2,595,823
Medical-Biomedical/Gene—7.7%
Celgene Corp.†	143,093	8,425,316
Vertex Pharmaceuticals, Inc.†	93,879	5,165,222
		13,590,538
Multimedia—3.5%
News Corp., Class A	344,500	6,138,990
Oil Companies-Exploration & Production—4.2%
HRT Participacoes em Petroleo SA†	5,300	5,423,977
Southwestern Energy Co.†	43,750	1,918,875
		7,342,852

Security Description	Shares/ Principal Amount	Value (Note 3)
Oil-Field Services—5.2%
Baker Hughes, Inc.	61,330	$4,747,555
Halliburton Co.	85,890	4,335,727
		9,083,282
Pharmacy Services—4.1%
Medco Health Solutions, Inc.†	120,581	7,154,071
Printing-Commercial—1.6%
VistaPrint NV†	52,050	2,831,520
Real Estate Operations & Development—0.7%
Hang Lung Properties, Ltd.	282,000	1,254,544
Retail-Apparel/Shoe—3.1%
Limited Brands, Inc.	132,980	5,473,457
Retail-Jewelry—2.4%
Cie Financiere Richemont SA, Class A	65,586	4,238,448
Retail-Restaurants—3.7%
Chipotle Mexican Grill, Inc.†	24,705	6,591,047
Transport-Services—5.0%
C.H. Robinson Worldwide, Inc.	50,755	4,069,536
United Parcel Service, Inc., Class B	61,865	4,638,019
		8,707,555
Web Portals/ISP—2.0%
Google, Inc., Class A†	6,620	3,601,942
Wireless Equipment—2.3%
Crown Castle International Corp.†	93,450	4,005,267
Total Common Stock (cost $133,963,144)		163,428,440
RIGHTS—0.0%
Oil Companies-Exploration & Production—0.0%
HRT Participacoes em Petroleo SA Expires 05/20/11† (cost $0)	1,527	9,706
Total Long-Term Investment Securities (cost $133,963,144)		163,438,146
SHORT-TERM INVESTMENT SECURITIES—7.8%
U.S. Government Agencies—7.8%
Federal Home Loan Bank Disc. Notes 0.00% due 5/02/11 (cost $13,800,000)	$13,800,000	13,800,000
TOTAL INVESTMENTS (cost $147,763,144)(1)	100.7%	177,238,146
Liabilities in excess of other assets	(0.7)	(1,226,652)
NET ASSETS	100.0%	$176,011,494

† Non-income producing security

(1) See Note 7 for cost of investments on a tax basis.

ADR—American Depository Receipt

Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2011 — (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolo's net assets as of April 30, 2011 (see Note 3):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Beverages-Non-alcoholic	$9,242,478	$—	$—	$9,242,478
Computers	11,655,606	—	—	11,655,606
E-Commerce/Services	16,604,210	—	—	16,604,210
Medical-Biomedical/Gene	13,590,538	—	—	13,590,538
Oil-Field Services	9,083,282	—	—	9,083,282
Transport-Services	8,707,555	—	—	8,707,555
Other Industries*	94,544,771	—	—	94,544,771
Rights	9,706	—	—	9,706
Short-Term Investment Securities:
U.S. Government Agencies	—	13,800,000	—	13,800,000
Total	$163,438,146	$13,800,000	$—	$177,238,146

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Focused Small-Cap Growth Portfolio

PORTFOLIO PROFILE — April 30, 2011 — (unaudited)

Industry Allocation*
Networking Products	5.7%
Auto/Truck Parts & Equipment-Original	4.6
Computer Aided Design	4.5
Enterprise Software/Service	4.4
Oil Companies-Exploration & Production	4.3
Medical Instruments	4.1
Transport-Truck	3.7
Retail-Apparel/Shoe	3.3
Oil-Field Services	3.1
Advanced Materials	3.0
E-Commerce/Services	2.8
Diversified Manufacturing Operations	2.6
Commercial Services-Finance	2.6
Research & Development	2.5
Exchange-Traded Funds	2.5
Steel-Producers	2.4
Medical-HMO	2.4
Aerospace/Defense-Equipment	2.4
Consumer Products-Misc.	2.2
Medical Products	2.2
Patient Monitoring Equipment	2.2
Printing-Commercial	2.0
Telecom Services	2.0
Savings & Loans/Thrifts	1.9
Coal	1.9
Investment Management/Advisor Services	1.8
Telecom Equipment-Fiber Optics	1.7
Repurchase Agreement	1.7
Wireless Equipment	1.7
Semiconductor Components-Integrated Circuits	1.6
Hotels/Motels	1.6
Banks-Commercial	1.6
Chemicals-Specialty	1.5
Transactional Software	1.5
E-Commerce/Products	1.4
Machinery-Construction & Mining	1.4
Medical-Hospitals	1.4
Oil Field Machinery & Equipment	1.3
Medical-Drugs	1.2
Retail-Sporting Goods	1.1
Electronic Components-Misc.	0.3
98.1%

* Calculated as a percentage of net assets

Focused Small-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2011 — (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCK—93.9%
Advanced Materials—3.0%
Hexcel Corp.†	276,700	$5,957,351
Aerospace/Defense-Equipment—2.4%
BE Aerospace, Inc.†	121,600	4,692,544
Auto/Truck Parts & Equipment-Original—4.6%
Dana Holding Corp.†	194,900	3,541,333
Titan International, Inc.	177,825	5,493,014
		9,034,347
Banks-Commercial—1.6%
East West Bancorp, Inc.	151,800	3,207,534
Chemicals-Specialty—1.5%
Ferro Corp.†	201,400	3,021,000
Coal—1.9%
International Coal Group, Inc.†	336,100	3,707,183
Commercial Services-Finance—2.6%
Cardtronics, Inc.†	238,900	5,076,625
Computer Aided Design—4.5%
Aspen Technology, Inc.†	293,800	4,404,062
Parametric Technology Corp.†	183,200	4,446,264
		8,850,326
Consumer Products-Misc.—2.2%
Jarden Corp.	121,600	4,425,024
Diversified Manufacturing Operations—2.6%
Crane Co.	102,400	5,110,784
E-Commerce/Products—1.4%
MercadoLibre, Inc.	30,500	2,787,700
E-Commerce/Services—2.8%
IAC/InterActive Corp.†	152,700	5,513,997
Electronic Components-Misc.—0.3%
Zagg, Inc.†	65,600	582,528
Enterprise Software/Service—4.4%
Ariba, Inc.†	106,800	3,713,436
Taleo Corp., Class A†	139,100	5,045,157
		8,758,593
Hotel/Motels—1.6%
Gaylord Entertainment Co.†	90,600	3,249,822
Investment Management/Advisor Services—1.8%
Affiliated Managers Group, Inc.†	32,900	3,588,732
Machinery-Construction & Mining—1.4%
Terex Corp.†	79,600	2,768,488
Medical Instruments—4.1%
NuVasive, Inc.†	158,800	4,905,332
Volcano Corp.†	117,400	3,129,884
		8,035,216
Medical Products—2.2%
PSS World Medical, Inc.†	150,000	4,314,000

Security Description	Shares	Value (Note 3)
Medical-Drugs—1.2%
Viropharma, Inc.†	120,400	$2,322,516
Medical-HMO—2.4%
Centene Corp.†	130,700	4,735,261
Medical-Hospitals—1.4%
Universal Health Services, Inc., Class B	49,800	2,728,044
Networking Products—5.7%
Netgear, Inc.†	116,261	4,853,897
Polycom, Inc.†	106,535	6,373,989
		11,227,886
Oil Companies-Exploration & Production—4.3%
Approach Resources, Inc.†	78,771	2,319,018
Comstock Resources, Inc.†	31,800	1,019,508
Resolute Energy Corp.†	155,000	2,741,950
Triangle Petroleum Corp.†	315,400	2,488,506
		8,568,982
Oil Field Machinery & Equipment—1.3%
Lufkin Industries, Inc.	27,800	2,566,774
Oil-Field Services—3.1%
Global Industries, Ltd.†	250,200	2,466,972
Superior Energy Services, Inc.†	92,500	3,553,850
		6,020,822
Patient Monitoring Equipment—2.2%
Insulet Corp.†	198,000	4,255,020
Printing-Commercial—2.0%
VistaPrint NV†	73,141	3,978,870
Research & Development—2.5%
Parexel International Corp.†	181,000	5,024,560
Retail-Apparel/Shoe—3.3%
Finish Line, Inc., Class A	129,100	2,774,359
Guess?, Inc.	86,100	3,701,439
		6,475,798
Retail-Sporting Goods—1.1%
Zumiez, Inc.†	74,834	2,103,584
Savings & Loans/Thrifts—1.9%
BankUnited, Inc.	134,300	3,772,487
Semiconductor Components- Integrated Circuits—1.6%
Cypress Semiconductor Corp.†	149,400	3,250,944
Steel-Producers—2.4%
Carpenter Technology Corp.	92,400	4,736,424
Telecom Equipment-Fiber Optics—1.7%
Finisar Corp.†	118,900	3,339,901
Telecom Services—2.0%
Vonage Holdings Corp.†	745,700	3,847,812
Transactional Software—1.5%
VeriFone Systems, Inc.†	54,700	2,998,654

Focused Small-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2011 — (unaudited) (continued)

Security Description	Shares/ Principal Amount	Value (Note 3)
Transport-Truck—3.7%
J.B. Hunt Transport Services, Inc.	94,700	$4,515,296
Swift Transporation Co.†	199,200	2,794,776
		7,310,072
Wireless Equipment—1.7%
Aruba Networks, Inc.†	92,800	3,334,304
Total Common Stock (cost $155,667,846)		185,280,509
EXCHANGE-TRADED FUNDS—2.5%
iShares Russell 2000 Index Fund (cost $4,645,636)	57,300	4,949,001
Total Long-Term Investment Securities (cost $160,313,482)		190,229,510
REPURCHASE AGREEMENT—1.7%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $3,336,000)	$3,336,000	3,336,000
TOTAL INVESTMENTS (cost $163,649,482)(2)	98.1%	193,565,510
Other assets less liabilities	1.9	3,732,132
NET ASSETS	100.0%	$197,297,642

† Non-income producing security

(1) See Note 3 for details of Joint Repurchase Agreement.

(2) See Note 7 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolo's net assets as of April 30, 2011 (see Note 3):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Networking Products	$11,227,886	$—	$—	$11,227,886
Other Industries*	174,052,623	—	—	174,052,623
Exchange-Traded Funds	4,949,001	—	—	4,949,001
Repurchase Agreement	—	3,336,000	—	3,336,000
Total	$190,229,510	$3,336,000	$—	$193,565,510

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Focused Small-Cap Value Portfolio

PORTFOLIO PROFILE — April 30, 2011 — (unaudited)

Industry Allocation*
Telecom Services	9.9%
Transport-Marine	7.9
Banks-Commercial	5.8
Gold Mining	5.5
Electronic Components-Misc.	5.3
Building & Construction-Misc.	4.9
Oil Companies-Exploration & Production	4.4
Apparel Manufacturers	4.0
Real Estate Investment Trusts	3.8
Finance-Investment Banker/Broker	3.3
Investment Companies	3.0
Repurchase Agreement	2.9
Gas-Distribution	2.7
Medical-Biomedical/Gene	2.6
Savings & Loans/Thrifts	2.5
Coal	2.1
Food-Misc.	2.0
Semiconductor Equipment	2.0
Footwear & Related Apparel	1.9
Retail-Jewelry	1.9
Retail-Apparel/Shoe	1.7
Oil & Gas Drilling	1.7
Machinery-General Industrial	1.7
Oil Field Machinery & Equipment	1.6
Computers-Memory Devices	1.6
Electronic Components-Semiconductors	1.6
Oil-Field Services	1.5
Distribution/Wholesale	1.5
Finance-Leasing Companies	1.5
Human Resources	1.3
Non-Ferrous Metals	1.2
Web Portals/ISP	1.2
Investment Management/Advisor Services	1.1
Transport-Truck	1.0
98.6%

* Calculated as a percentage of net assets

Focused Small-Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2011 — (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCK—95.7%
Apparel Manufacturers—4.0%
Hanesbrands, Inc.†	148,300	$4,821,233
Jones Group Inc	199,800	2,723,274
		7,544,507
Banks-Commercial—5.8%
East West Bancorp, Inc.	217,700	4,600,001
Sterling Bancorp	330,325	3,418,864
SVB Financial Group†	46,900	2,834,636
		10,853,501
Building & Construction-Misc.—4.9%
MasTec, Inc.†	399,200	9,053,856
Coal—2.1%
International Coal Group, Inc.†	359,935	3,970,083
Computers-Memory Devices—1.6%
STEC, Inc.†	142,000	2,970,640
Distribution/Wholesale—1.5%
Beacon Roofing Supply, Inc.†	125,700	2,805,624
Electronic Components-Misc.—5.3%
Vishay Intertechnology, Inc.†	199,000	3,796,920
Zagg, Inc.†	684,200	6,075,696
		9,872,616
Electronic Components- Semiconductors—1.6%
OmniVision Technologies, Inc.†	86,500	2,906,400
Finance-Investment Banker/Broker—3.3%
Interactive Brokers Group, Inc., Class A	176,100	3,088,794
Knight Capital Group, Inc., Class A†	218,800	3,001,936
		6,090,730
Finance-Leasing Companies—1.5%
Air Lease Corp.†	100,900	2,784,840
Food-Misc.—2.0%
B&G Foods, Inc.	204,936	3,705,243
Footwear & Related Apparel—1.9%
Deckers Outdoor Corp.†	42,700	3,623,522
Gas-Distribution—2.7%
South Jersey Industries, Inc.	86,108	4,946,905
Gold Mining—5.5%
Detour Gold Corp.†	112,000	3,791,446
US Gold Corp.†	677,796	6,371,283
		10,162,729
Human Resources—1.3%
TrueBlue, Inc.†	171,900	2,420,352
Investment Companies—3.0%
Fifth Street Finance Corp.	413,560	5,512,755
Investment Management/Advisor Services—1.1%
U.S. Global Investors, Inc., Class A	208,377	2,052,513

Security Description	Shares	Value (Note 3)
Machinery-General Industrial—1.7%
Flow International Corp.†	751,351	$3,238,323
Medical-Biomedical/Gene—2.6%
Incyte Corp., Ltd.†	260,319	4,810,695
Non-Ferrous Metals—1.2%
Uranerz Energy Corp.†	836,352	2,325,059
Oil & Gas Drilling—1.7%
Hercules Offshore, Inc.†	519,847	3,262,040
Oil Companies-Exploration & Production—4.4%
Brigham Exploration Co.†	65,300	2,189,509
Kodiak Oil & Gas Corp.†	302,200	2,121,444
McMoRan Exploration Co.†	130,500	2,389,455
Rex Energy Corp.†	110,100	1,412,583
		8,112,991
Oil Field Machinery & Equipment—1.6%
Complete Production Services, Inc.†	88,900	3,017,266
Oil-Field Services—1.5%
North American Energy Partners, Inc.†	249,665	2,846,181
Real Estate Investment Trusts—3.8%
Home Properties, Inc.	52,500	3,328,500
Sunstone Hotel Investors, Inc.†	360,100	3,766,646
		7,095,146
Retail-Apparel/Shoe—1.7%
Destination Maternity Corp.	139,700	3,264,789
Retail-Jewelry—1.9%
Signet Jewelers, Ltd.†	79,911	3,496,106
Savings & Loans/Thrifts—2.5%
BankUnited, Inc.	90,700	2,547,763
Dime Community Bancshares, Inc.	136,152	2,104,910
		4,652,673
Semiconductor Equipment—2.0%
Entegris, Inc.†	427,359	3,688,108
Telecom Services—9.9%
Vonage Holdings Corp.†	3,566,927	18,405,343
Transport-Marine—7.9%
General Maritime Corp.†	104,942	224,576
Golar LNG, Ltd.	446,200	14,528,272
		14,752,848
Transport-Truck—1.0%
Swift Transporation Co.†	128,047	1,796,499
Web Portals/ISP—1.2%
EarthLink, Inc.	276,800	2,275,296
Total Long-Term Investment Securities (cost $146,112,690)		178,316,179

Focused Small-Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2011 — (unaudited) (continued)

Security Description	Principal Amount	Value (Note 3)
REPURCHASE AGREEMENT—2.9%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $5,403,000)	$5,403,000	$5,403,000
TOTAL INVESTMENTS (cost $151,515,690)(2)	98.6%	183,719,179
Other assets less liabilities	1.4	2,556,512
NET ASSETS	100.0%	$186,275,691

† Non-income producing security

(1) See Note 3 for details of Joint Repurchase Agreement.

(2) See Note 7 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolo's net assets as of April 30, 2011 (see Note 3):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks-Commercial	$10,853,501	$—	$—	$10,853,501
Electronic Components-Misc.	9,872,616	—	—	9,872,616
Gold Mining	10,162,729	—	—	10,162,729
Telecom Services	18,405,343	—	—	18,405,343
Transport-Marine	14,752,848	—	—	14,752,848
Other Industries*	114,269,142	—	—	114,269,142
Repurchase Agreement	—	5,403,000	—	5,403,000
Total	$178,316,179	$5,403,000	$—	$183,719,179

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Focused Growth and Income Portfolio

PORTFOLIO PROFILE — April 30, 2011 — (unaudited)

Industry Allocation*
Diversified Banking Institutions	8.2%
Medical-Drugs	7.2
Oil Companies-Integrated	6.3
Diversified Manufacturing Operations	6.0
Computers	5.0
Retail-Discount	4.7
Oil Companies-Exploration & Production	4.6
Food-Misc.	4.1
Telephone-Integrated	3.8
Banks-Super Regional	3.7
Repurchase Agreement	3.0
Medical Products	3.0
Cable/Satellite TV	2.4
Applications Software	2.4
Medical-HMO	2.2
Cosmetics & Toiletries	2.2
Retail-Regional Department Stores	2.2
Electronic Components-Semiconductors	2.1
Paper & Related Products	2.1
Retail-Drug Store	2.1
Aerospace/Defense-Equipment	2.0
Beverages-Non-alcoholic	2.0
Electric-Integrated	1.9
Telecom Equipment-Fiber Optics	1.9
Machinery-Construction & Mining	1.8
Aerospace/Defense	1.8
Investment Management/Advisor Services	1.8
Enterprise Software/Service	1.6
Networking Products	1.6
Insurance-Life/Health	1.4
Oil & Gas Drilling	1.4
Wireless Equipment	1.3
Metal-Copper	1.2
Web Portals/ISP	1.2
100.2%

* Calculated as a percentage of net assets

Focused Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2011 — (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCK—97.2%
Aerospace/Defense—1.8%
Boeing Co.	50,000	$3,989,000
Aerospace/Defense-Equipment—2.0%
United Technologies Corp.	50,000	4,479,000
Applications Software—2.4%
Microsoft Corp.	200,000	5,204,000
Banks-Super Regional—3.7%
US Bancorp	150,000	3,873,000
Wells Fargo & Co.	150,000	4,366,500
		8,239,500
Beverages-Non-alcoholic—2.0%
PepsiCo, Inc.	65,000	4,477,850
Cable/Satellite TV—2.4%
Comcast Corp., Class A	200,000	5,248,000
Computers—5.0%
Apple, Inc.†	20,000	6,964,600
Hewlett-Packard Co.	100,000	4,037,000
		11,001,600
Cosmetics & Toiletries—2.2%
Procter & Gamble Co.	75,000	4,867,500
Diversified Banking Institutions—8.2%
Bank of America Corp.	400,000	4,912,000
Citigroup, Inc.†	1,000,000	4,590,000
JPMorgan Chase & Co.	100,000	4,563,000
Morgan Stanley	150,000	3,922,500
		17,987,500
Diversified Manufacturing Operations—6.0%
Eaton Corp.	75,000	4,014,750
General Electric Co.	300,000	6,135,000
Honeywell International, Inc.	50,000	3,061,500
		13,211,250
Electric-Integrated—1.9%
NextEra Energy, Inc.	75,000	4,242,750
Electronic Components- Semiconductors—2.1%
Intel Corp.	200,000	4,638,000
Enterprise Software/Service—1.6%
Oracle Corp.	100,000	3,605,000
Food-Misc.—4.1%
General Mills, Inc.	125,000	4,822,500
Kraft Foods, Inc., Class A	125,000	4,197,500
		9,020,000
Insurance-Life/Health—1.4%
Prudential Financial, Inc.	50,000	3,155,345
Investment Management/Advisor Services—1.8%
BlackRock, Inc.	20,000	3,918,800
Machinery-Construction & Mining—1.8%
Caterpillar, Inc.	35,000	4,039,350

Security Description	Shares	Value (Note 3)
Medical Products—3.0%
Johnson & Johnson	100,000	$6,572,000
Medical-Drugs—7.2%
Abbott Laboratories	100,000	5,204,000
Merck & Co., Inc.	150,000	5,392,500
Pfizer, Inc.	250,000	5,240,000
		15,836,500
Medical-HMO—2.2%
UnitedHealth Group, Inc.	100,000	4,923,000
Metal-Copper—1.2%
Freeport-McMoRan Copper & Gold, Inc.	50,000	2,751,500
Networking Products—1.6%
Cisco Systems, Inc.	200,000	3,512,000
Oil & Gas Drilling—1.4%
Ensco PLC ADR	50,000	2,981,000
Oil Companies-Exploration & Production—4.6%
Occidental Petroleum Corp.	50,000	5,714,500
Southwestern Energy Co.†	100,000	4,386,000
		10,100,500
Oil Companies-Integrated—6.3%
Chevron Corp.	50,000	5,472,000
ConocoPhillips	50,000	3,946,500
Exxon Mobil Corp.	50,000	4,400,000
		13,818,500
Paper & Related Products—2.1%
International Paper Co.	150,000	4,632,000
Retail-Discount—4.7%
Target Corp.	100,000	4,910,000
Wal-Mart Stores, Inc.	100,000	5,498,000
		10,408,000
Retail-Drug Store—2.1%
CVS Caremark Corp.	125,000	4,530,000
Retail-Regional Department Stores—2.2%
Macy's, Inc.	200,000	4,782,000
Telecom Equipment-Fiber Optics—1.9%
Corning, Inc.	200,000	4,188,000
Telephone-Integrated—3.8%
AT&T, Inc.	150,000	4,668,000
Verizon Communications, Inc.	100,000	3,778,000
		8,446,000
Web Portals/ISP—1.2%
Google, Inc., Class A†	5,000	2,720,500
Wireless Equipment—1.3%
QUALCOMM, Inc.	50,000	2,842,000
Total Common Stock (cost $204,846,025)		214,367,945

Focused Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2011 — (unaudited) (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES—0.0%
Electric-Integrated—0.0%
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09†(1)(2)	$150,000	$0
Independent Power Producers—0.0%
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(1)(2)	175,000	0
Total U.S. Corporate Bonds & Notes (cost $0)		0
FOREIGN CORPORATE BONDS & NOTES—0.0%
Printing-Commercial—0.0%
Quebecor World Capital Corp. Escrow Notes 6.50% due 08/01/27†(1)(2) (cost $0)	30,000	0
Total Long-Term Investment Securities (cost $204,846,025)		214,367,945

Security Description	Principal Amount	Value (Note 3)
REPURCHASE AGREEMENT—3.0%
State Street Bank and Trust Co. Joint Repurchase Agreement(3) (cost $6,682,000)	$6,682,000	$6,682,000
TOTAL INVESTMENTS (cost $211,528,025)(4)	100.2%	221,049,945
Liabilities in excess of other assets	(0.2)	(529,057)
NET ASSETS	100.0%	$220,520,888

† Non-income producing security

(1) Illiquid security. At April 30, 2011, the aggregate value of these securities was $0 representing 0% of net assets.

(2) Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 3.

(3) See Note 3 for details of Joint Repurchase Agreement.

(4) See Note 7 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolo's net assets as of April 30, 2011 (see Note 3):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$11,001,600	$—	$—	$11,001,600
Diversified Banking Institutions	17,987,500	—	—	17,987,500
Diversified Manufacturing Operations	13,211,250	—	—	13,211,250
Medical-Drugs	15,836,500	—	—	15,836,500
Oil Companies-Integrated	13,818,500	—	—	13,818,500
Other Industries*	142,512,595	—	—	142,512,595
U.S. Corporate Bonds & Notes	—	—	0	0
Foreign Corporate Bonds & Notes	—	—	0	0
Repurchase Agreement	—	6,682,000	—	6,682,000
Total	$214,367,945	$6,682,000	$0	$221,049,945

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
Balance as of 10/31/2010	$0	$0
Accrued discounts/premiums	—	—
Realized gain(loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	—
Balance as of 04/30/2011	$0	$0

See Notes to Financial Statements

Focused Technology Portfolio

PORTFOLIO PROFILE — April 30, 2011 — (unaudited)

Industry Allocation*
Computers-Memory Devices	11.1%
Electronic Components-Semiconductors	10.9
Computers	8.1
Wireless Equipment	7.9
Computer Services	7.6
Networking Products	7.0
Internet Infrastructure Software	6.0
Applications Software	6.0
Semiconductor Components-Integrated Circuits	5.5
Web Portals/ISP	4.4
E-Commerce/Services	3.9
Enterprise Software/Service	3.2
Electronic Forms	3.0
Telecom Equipment-Fiber Optics	2.9
Computer Aided Design	2.1
Printing-Commercial	2.0
Human Resources	2.0
Commercial Services-Finance	1.9
Transactional Software	1.3
E-Commerce/Products	0.5
97.3%

* Calculated as a percentage of net assets

Focused Technology Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2011 — (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCK—97.3%
Applications Software—6.0%
Check Point Software Technologies, Ltd.†	9,800	$538,314
Microsoft Corp.	78,800	2,050,376
		2,588,690
Commercial Services-Finance—1.9%
Visa, Inc., Class A	10,300	804,636
Computer Aided Design—2.1%
Autodesk, Inc.†	20,500	922,090
Computer Services—7.6%
Accenture PLC, Class A	33,200	1,896,716
Cognizant Technology Solutions Corp., Class A†	17,000	1,409,300
		3,306,016
Computers—8.1%
Apple, Inc.†	6,379	2,221,359
Hewlett-Packard Co.	31,633	1,277,024
		3,498,383
Computers-Memory Devices—11.1%
EMC Corp.†	63,163	1,790,039
NetApp, Inc.†	17,100	888,858
SanDisk Corp.†	25,000	1,228,500
Seagate Technology PLC	25,200	444,024
Western Digital Corp.†	11,200	445,760
		4,797,181
E-Commerce/Products—0.5%
Amazon.com, Inc.†	1,100	216,150
E-Commerce/Services—3.9%
eBay, Inc.†	28,000	963,200
IAC/InterActive Corp.†	20,200	729,422
		1,692,622
Electronic Components- Semiconductors—10.9%
Broadcom Corp., Class A†	36,434	1,281,748
Cree, Inc.†	14,800	602,952
Intel Corp.	29,936	694,216
Micron Technology, Inc.†	91,800	1,036,422
QLogic Corp.†	26,100	469,278
Skyworks Solutions, Inc.†	12,300	386,958
Texas Instruments, Inc.	6,600	234,498
		4,706,072
Electronic Forms—3.0%
Adobe Systems, Inc.†	39,100	1,311,805
Enterprise Software/Service—3.2%
Ariba, Inc.†	11,600	403,332
Oracle Corp.	21,200	764,260
Taleo Corp., Class A†	5,900	213,993
		1,381,585
Human Resources—2.0%
Monster Worldwide, Inc.†	53,100	871,371

Security Description	Shares	Value (Note 3)
Internet Infrastructure Software—6.0%
Akamai Technologies, Inc.†	31,900	$1,098,636
F5 Networks, Inc.†	14,819	1,502,054
		2,600,690
Networking Products—7.0%
Cisco Systems, Inc.	106,100	1,863,116
Netgear, Inc.†	28,200	1,177,350
		3,040,466
Printing-Commercial—2.0%
VistaPrint NV†	16,100	875,840
Semiconductor Components- Integrated Circuits—5.5%
Atmel Corp.†	73,500	1,124,550
Cypress Semiconductor Corp.†	40,600	883,456
Marvell Technology Group, Ltd.†	24,437	377,063
		2,385,069
Telecom Equipment-Fiber Optics—2.9%
Finisar Corp.†	32,400	910,116
Oclaro, Inc.†	28,400	318,506
		1,228,622
Transactional Software—1.3%
VeriFone Systems, Inc.†	10,500	575,610
Web Portals/ISP—4.4%
Google, Inc., Class A†	3,525	1,917,953
Wireless Equipment—7.9%
Aruba Networks, Inc.†	14,400	517,392
Motorola Mobility Holdings, Inc.†	24,000	625,440
Nokia Oyj ADR	16,500	152,295
QUALCOMM, Inc.	37,305	2,120,416
		3,415,543
TOTAL INVESTMENTS (cost $36,691,952)(1)	97.3%	42,136,394
Other assets less liabilities	2.7	1,147,799
NET ASSETS	100.0%	$43,284,193

† Non-income producing security

(1) See Note 7 for cost of investments on a tax basis.

ADR — American Depository Receipt

Focused Technology Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2011 — (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolo's net assets as of April 30, 2011 (see Note 3):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Applications Software	$2,588,690	$—	$—	$2,588,690
Computer Services	3,306,016	—	—	3,306,016
Computers	3,498,383	—	—	3,498,383
Computers-Memory Devices	4,797,181	—	—	4,797,181
Electronic Components-Semiconductors	4,706,072	—	—	4,706,072
Internet Infrastructure Software	2,600,690	—	—	2,600,690
Networking Products	3,040,466	—	—	3,040,466
Semiconductor Components-Integrated Circuits	2,385,069	—	—	2,385,069
Wireless Equipment	3,415,543	—	—	3,415,543
Other Industries*	11,798,284	—	—	11,798,284
Total	$42,136,394	$—	$—	$42,136,394

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Focused Dividend Strategy Portfolio

PORTFOLIO PROFILE — April 30, 2011 — (unaudited)

Industry Allocation*
Tobacco	13.5%
Medical-Drugs	12.9
Aerospace/Defense	12.5
Telephone-Integrated	9.5
Multimedia	6.1
Commercial Services-Finance	4.4
Oil Companies-Integrated	3.9
Medical-Outpatient/Home Medical	3.6
Chemicals-Diversified	3.5
Repurchase Agreement	3.5
Consumer Products-Misc.	3.4
Electronic Components-Semiconductors	3.3
Electronic Components-Misc.	3.2
Food-Misc.	3.2
Data Processing/Management	3.1
Medical Products	3.1
Retail-Restaurants	3.0
Applications Software	2.9
Schools	2.8
101.4%

* Calculated as a percentage of net assets

Focused Dividend Strategy Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2011 — (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCK—97.9%
Aerospace/Defense—12.5%
General Dynamics Corp.	323,217	$23,536,662
Lockheed Martin Corp.	310,689	24,622,103
Northrop Grumman Corp.	342,517	21,787,506
Raytheon Co.	465,188	22,584,878
		92,531,149
Applications Software—2.9%
Microsoft Corp.	823,763	21,434,313
Chemicals-Diversified—3.5%
E.I. du Pont de Nemours & Co.	462,310	26,254,585
Commercial Services-Finance—4.4%
H&R Block, Inc.	1,901,169	32,871,212
Consumer Products-Misc.—3.4%
Clorox Co.	359,769	25,061,509
Data Processing/Management—3.1%
Broadridge Financial Solutions, Inc.	995,408	23,133,282
Electronic Components-Misc.—3.2%
Garmin, Ltd.†	701,718	24,019,807
Electronic Components- Semiconductors—3.3%
Intel Corp.	1,066,132	24,723,601
Food-Misc.—3.2%
Kraft Foods, Inc., Class A	703,270	23,615,807
Medical Products—3.1%
Johnson & Johnson	345,229	22,688,450
Medical-Drugs—12.9%
Bristol-Myers Squibb Co.	833,283	23,415,252
Eli Lilly & Co.	625,191	23,138,319
Merck & Co., Inc.	610,012	21,929,931
Pfizer, Inc.	1,286,383	26,962,588
		95,446,090
Medical-Outpatient/Home Medical—3.6%
Lincare Holdings, Inc.	854,975	26,863,314

Security Description	Shares/ Principal Amount	Value (Note 3)
Multimedia—6.1%
McGraw-Hill Cos., Inc.	575,614	$23,295,098
Meredith Corp.	647,085	21,625,581
		44,920,679
Oil Companies-Integrated—3.9%
Chevron Corp.	262,580	28,736,755
Retail-Restaurants—3.0%
McDonald's Corp.	282,331	22,109,341
Schools—2.8%
Strayer Education, Inc.	168,304	20,849,500
Telephone-Integrated—9.5%
AT&T, Inc.	759,397	23,632,435
CenturyLink, Inc.	519,323	21,177,992
Verizon Communications, Inc.	666,953	25,197,484
		70,007,911
Tobacco—13.5%
Altria Group, Inc.	854,940	22,946,590
Lorillard, Inc.	251,367	26,770,585
Philip Morris International, Inc.	367,573	25,524,269
Reynolds American, Inc.	672,897	24,971,208
		100,212,652
Total Long-Term Investment Securities (cost $648,700,491)		725,479,957
REPURCHASE AGREEMENT—3.5%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $26,115,000)	$26,115,000	26,115,000
TOTAL INVESTMENTS (cost $674,815,491)(2)	101.4%	751,594,957
Liabilities in excess of other assets	(1.4)	(10,330,230)
NET ASSETS	100.0%	$741,264,727

† Non-income producing security

(1) See Note 3 for details of Joint Repurchase Agreement.

(2) See Note 7 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolo's net assets as of April 30, 2011 (see Note 3):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Aerospace/Defense	$92,531,149	$—	$—	$92,531,149
Medical-Drugs	95,446,090	—	—	95,446,090
Multimedia	44,920,679	—	—	44,920,679
Telephone-Integrated	70,007,911	—	—	70,007,911
Tobacco	100,212,652	—	—	100,212,652
Other Industries*	322,361,476	—	—	322,361,476
Repurchase Agreement	—	26,115,000	—	26,115,000
Total	$725,479,957	$26,115,000	$—	$751,594,957

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Focused StarALPHA Portfolio

PORTFOLIO PROFILE — April 30, 2011 — (unaudited)

Industry Allocation*
Electronic Components-Semiconductors	9.7%
Transport-Marine	7.1
Medical-Drugs	6.1
Telecom Services	5.3
Medical-Biomedical/Gene	4.7
Gold Mining	4.7
E-Commerce/Products	4.6
Beverages-Non-alcoholic	3.9
Finance-Consumer Loans	3.3
Cellular Telecom	3.3
Web Portals/ISP	3.2
Building & Construction-Misc.	3.1
Medical-Wholesale Drug Distribution	3.1
Finance-Credit Card	3.0
Data Processing/Management	2.9
Oil Refining & Marketing	2.8
Retail-Misc./Diversified	2.7
Metal-Aluminum	2.6
Recreational Centers	2.6
Wireless Equipment	2.5
Coal	2.4
Investment Management/Advisor Services	2.3
Footwear & Related Apparel	2.3
Diversified Operations	2.2
Real Estate Operations & Development	2.1
Oil & Gas Drilling	1.5
Human Resources	1.2
Finance-Leasing Companies	1.2
Broadcast Services/Program	1.1
Diversified Financial Services	1.0
Motion Pictures & Services	1.0
Enterprise Software/Service	0.7
Time Deposit	0.6
100.8%

* Calculated as a percentage of net assets

Focused StarALPHA Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2011 — (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCK—100.2%
Beverages-Non-alcoholic—3.9%
Primo Water Corp.†	88,627	$1,332,950
Broadcast Services/Program—1.1%
Liberty Media Corp.-Starz, Series A†	4,740	364,269
Building & Construction-Misc.—3.1%
MasTec, Inc.†	47,200	1,070,496
Cellular Telecom—3.3%
Sprint Nextel Corp.†	218,000	1,129,240
Coal—2.4%
International Coal Group, Inc.†	75,610	833,978
Data Processing/Management—2.9%
Fiserv, Inc.†	16,377	1,004,074
Diversified Financial Services—1.0%
CBOE Holdings, Inc.	13,340	357,779
Diversified Operations—2.2%
Icahn Enterprises LP	9,290	372,529
Leucadia National Corp.	9,650	373,069
		745,598
E-Commerce/Products—4.6%
Amazon.com, Inc.†	7,924	1,557,066
Electronic Components- Semiconductors—9.7%
Altera Corp.	23,000	1,120,100
Intel Corp.	50,000	1,159,500
ON Semiconductor Corp.†	100,365	1,054,836
		3,334,436
Enterprise Software/Service—0.7%
CA, Inc.	10,000	245,900
Finance-Consumer Loans—3.3%
Encore Capital Group, Inc.†	37,982	1,137,181
Finance-Credit Card—3.0%
Discover Financial Services	41,000	1,018,440
Finance-Leasing Companies—1.2%
Air Lease Corp.†	14,300	394,680
Footwear & Related Apparel—2.3%
Deckers Outdoor Corp.†	9,200	780,712
Gold Mining—4.7%
Franco-Nevada Corp.	9,440	374,347
US Gold Corp.†	129,939	1,221,427
		1,595,774
Human Resources—1.2%
TrueBlue, Inc.†	30,291	426,497
Investment Management/Advisor Services—2.3%
Value Partners Group, Ltd.	368,000	331,218
WisdomTree Investments, Inc.†	64,370	454,452
		785,670
Medical-Biomedical/Gene—4.7%
Gilead Sciences, Inc.†	41,635	1,617,103

Security Description	Shares/ Principal Amount	Value (Note 3)
Medical-Drugs—6.1%
Bristol-Myers Squibb Co.	38,000	$1,067,800
Eli Lilly & Co.	28,000	1,036,280
		2,104,080
Medical-Wholesale Drug Distribution—3.1%
Cardinal Health, Inc.	24,000	1,048,560
Metal-Aluminum—2.6%
Alcoa, Inc.	52,000	884,000
Motion Pictures & Services—1.0%
DreamWorks Animation SKG, Inc., Class A†	13,480	357,085
Oil & Gas Drilling—1.5%
Hercules Offshore, Inc.†	79,982	501,887
Oil Refining & Marketing—2.8%
Valero Energy Corp.	34,000	962,200
Real Estate Operations & Development—2.1%
Brookfield Asset Management, Inc., Class A	11,330	380,915
Howard Hughes Corp.†	5,030	325,793
		706,708
Recreational Centers—2.6%
Life Time Fitness, Inc.†	22,400	876,288
Retail-Misc./Diversified—2.7%
SuperGroup PLC†	35,380	937,278
Telecom Services—5.3%
Vonage Holdings Corp.†	354,175	1,827,543
Transport-Marine—7.1%
Golar LNG, Ltd.	74,500	2,425,720
Web Portals/ISP—3.2%
Google, Inc., Class A†	2,000	1,088,200
Wireless Equipment—2.5%
QUALCOMM, Inc.	15,116	859,194
Total Long-Term Investment Securities (cost $30,374,792)		34,310,586
SHORT-TERM INVESTMENT SECURITIES—0.6%
Time Deposit—0.6%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 04/02/11 (cost $213,000)	$213,000	213,000
TOTAL INVESTMENTS (cost $30,587,792)(1)	100.8%	34,523,586
Liabilities in excess of other assets	(0.8)	(273,034)
NET ASSETS	100.0%	$34,250,552

† Non-income producing security

(1) See Note 7 for cost of investments on a tax basis.

Focused StarALPHA Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2011 — (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolo's net assets as of April 30, 2011 (see Note 3):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Electronic Components-Semiconductors	$3,334,436	$—	$—	$3,334,436
Medical-Drugs	2,104,080	—	—	2,104,080
Telecom Services	1,827,543	—	—	1,827,543
Transport-Marine	2,425,720	—	—	2,425,720
Other Industries*	24,618,807	—	—	24,618,807
Short-Term Investment Securities:
Time Deposit	—	213,000	—	213,000
Total	$34,310,586	$213,000	$—	$34,523,586

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

SunAmerica Strategic Value Portfolio@

PORTFOLIO PROFILE — April 30, 2011 — (unaudited)

Industry Allocation*
Oil Companies-Integrated	7.6%
Oil Companies-Exploration & Production	7.1
Multimedia	5.4
Diversified Banking Institutions	5.4
Medical Products	4.3
Telephone-Integrated	4.2
Medical-Drugs	4.0
Medical-HMO	3.2
Investment Management/Advisor Services	2.9
Finance-Other Services	2.4
Aerospace/Defense	2.4
Electronic Components-Semiconductors	2.4
Medical-Biomedical/Gene	2.4
Electric-Integrated	2.3
Engineering/R&D Services	2.1
Diversified Manufacturing Operations	2.0
Cosmetics & Toiletries	2.0
Insurance-Life/Health	1.9
Food-Confectionery	1.8
Applications Software	1.6
Banks-Super Regional	1.6
Beverages-Non-alcoholic	1.6
Cable/Satellite TV	1.6
Insurance-Property/Casualty	1.5
Food-Misc.	1.5
Tobacco	1.2
Real Estate Operations & Development	1.2
Chemicals-Specialty	1.1
Apparel Manufacturers	1.0
Electric-Generation	1.0
Repurchase Agreement	0.9
Insurance-Multi-line	0.9
Retail-Discount	0.9
Instruments-Controls	0.9
Transport-Rail	0.8
Television	0.8
Printing-Commercial	0.7
Oil Field Machinery & Equipment	0.7
Containers-Paper/Plastic	0.7
Retail-Drug Store	0.6
Retail-Regional Department Stores	0.6
Auto/Truck Parts & Equipment-Original	0.6
Computer Services	0.6
Wireless Equipment	0.6
Containers-Metal/Glass	0.6
Chemicals-Diversified	0.6
Transport-Marine	0.6
Insurance Brokers	0.5
Oil-Field Services	0.5
Steel-Producers	0.5
Footwear & Related Apparel	0.5
Paper & Related Products	0.5
Commercial Services-Finance	0.5
Coal	0.4
Semiconductor Equipment	0.4
Transport-Air Freight	0.4
Electronic Components-Misc.	0.3
Shipbuilding	0.1
97.4%

@ See Note 1

* Calculated as a percentage of net assets

SunAmerica Strategic Value Portfolio@

PORTFOLIO OF INVESTMENTS — April 30, 2011 — (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCK—96.5%
Aerospace/Defense—2.4%
Boeing Co.	18,852	$1,504,013
General Dynamics Corp.	18,640	1,357,365
Northrop Grumman Corp.	18,482	1,175,640
Raytheon Co.	17,321	840,934
		4,877,952
Apparel Manufacturers—1.0%
VF Corp.	20,314	2,042,776
Applications Software—1.6%
Microsoft Corp.	127,111	3,307,428
Auto/Truck Parts & Equipment-Original—0.6%
Autoliv, Inc.	16,050	1,286,087
Banks-Super Regional—1.6%
Wells Fargo & Co.	112,711	3,281,017
Beverages-Non-alcoholic—1.6%
Coca-Cola Co.	28,749	1,939,408
Coca-Cola Enterprises, Inc.	46,318	1,315,894
		3,255,302
Cable/Satellite TV—1.6%
Comcast Corp., Class A	75,562	1,982,747
Time Warner Cable, Inc.	16,221	1,267,347
		3,250,094
Chemicals-Diversified—0.6%
E.I. du Pont de Nemours & Co.	20,807	1,181,630
Chemicals-Specialty—1.1%
Eastman Chemical Co.	12,746	1,367,009
Ferro Corp.†	54,152	812,280
		2,179,289
Coal—0.4%
James River Coal Co.†	38,684	902,111
Commercial Services-Finance—0.5%
Equifax, Inc.	25,061	940,539
Computer Services—0.6%
SRA International, Inc., Class A†	41,366	1,281,932
Containers-Metal/Glass—0.6%
Owens-Illinois, Inc.†	40,012	1,187,156
Containers-Paper/Plastic—0.7%
Sealed Air Corp.	56,073	1,445,001
Cosmetics & Toiletries—2.0%
Procter & Gamble Co.	63,064	4,092,854
Diversified Banking Institutions—5.4%
Bank of America Corp.	298,006	3,659,514
Citigroup, Inc.†	819,855	3,763,134
JPMorgan Chase & Co.	80,752	3,684,714
		11,107,362
Diversified Manufacturing Operations—2.0%
Ameron International Corp.	13,515	950,645
General Electric Co.	156,622	3,202,920
		4,153,565

Security Description	Shares	Value (Note 3)
Electric-Generation—1.0%
AES Corp.†	147,913	$1,958,368
Electric-Integrated—2.3%
Ameren Corp.	66,388	1,945,832
Constellation Energy Group, Inc.	25,197	917,675
Exelon Corp.	44,481	1,874,874
		4,738,381
Electronic Components-Misc.—0.3%
Vishay Intertechnology, Inc.†	36,792	701,991
Electronic Components- Semiconductors—2.4%
Advanced Micro Devices, Inc.†	95,213	866,438
Intel Corp.	105,061	2,436,365
National Semiconductor Corp.	64,684	1,560,178
		4,862,981
Engineering/R&D Services—2.1%
EMCOR Group, Inc.†	85,929	2,661,221
McDermott International, Inc.†	37,940	876,035
URS Corp.†	18,144	811,944
		4,349,200
Finance-Other Services—2.4%
CME Group, Inc.	7,640	2,259,683
NASDAQ OMX Group, Inc.†	62,920	1,705,132
NYSE Euronext	26,257	1,051,593
		5,016,408
Food-Confectionery—1.8%
Hershey Co.	27,922	1,611,379
J.M. Smucker Co.	26,647	2,000,390
		3,611,769
Food-Misc.—1.5%
B&G Foods, Inc.	83,438	1,508,559
Campbell Soup Co.	44,981	1,510,912
		3,019,471
Footwear & Related Apparel—0.5%
Timberland Co., Class A†	22,276	1,006,652
Instruments-Controls—0.9%
Watts Water Technologies, Inc., Class A	45,268	1,751,872
Insurance Brokers—0.5%
Erie Indemnity Co., Class A	14,397	1,042,775
Insurance-Life/Health—1.9%
CNO Financial Group, Inc.†	161,027	1,297,877
Lincoln National Corp.	55,655	1,738,106
Symetra Financial Corp.	65,303	906,406
		3,942,389
Insurance-Multi-line—0.9%
Hartford Financial Services Group, Inc.	64,032	1,855,007
Insurance-Property/Casualty—1.5%
Mercury General Corp.	55,556	2,207,795
Selective Insurance Group, Inc.	55,489	978,826
		3,186,621

SunAmerica Strategic Value Portfolio@

PORTFOLIO OF INVESTMENTS — April 30, 2011 — (unaudited) (continued)

Security Description	Shares	Value (Note 3)
Investment Management/Advisor Services—2.9%
Federated Investors, Inc., Class B	57,180	$1,474,100
Janus Capital Group, Inc.	90,089	1,096,383
Legg Mason, Inc.	60,237	2,237,805
National Financial Partners Corp.†	67,600	1,087,684
		5,895,972
Medical Products—4.3%
Johnson & Johnson	134,150	8,816,338
Medical-Biomedical/Gene—2.4%
Amgen, Inc.†	85,425	4,856,411
Medical-Drugs—4.0%
Bristol-Myers Squibb Co.	176,016	4,946,050
Eli Lilly & Co.	90,552	3,351,329
		8,297,379
Medical-HMO—3.2%
AMERIGROUP Corp.†	14,344	979,695
Coventry Health Care, Inc.†	32,463	1,047,581
Molina Healthcare, Inc.†	26,581	1,142,983
UnitedHealth Group, Inc.	38,035	1,872,463
WellPoint, Inc.	18,777	1,441,886
		6,484,608
Multimedia—5.4%
News Corp., Class A	108,730	1,937,569
Time Warner, Inc.	123,384	4,671,318
Viacom, Inc., Class B	33,524	1,715,088
Walt Disney Co.	66,468	2,864,771
		11,188,746
Oil Companies-Exploration & Production—7.1%
Anadarko Petroleum Corp.	13,997	1,104,923
Apache Corp.	16,303	2,174,331
Chesapeake Energy Corp.	26,921	906,430
Devon Energy Corp.	22,328	2,031,848
Encana Corp.	117,584	3,941,416
Forest Oil Corp.†	25,292	908,236
Occidental Petroleum Corp.	13,543	1,547,829
Petroquest Energy, Inc.†	112,098	981,979
Quicksilver Resources, Inc.†	66,537	988,074
		14,585,066
Oil Companies-Integrated—7.6%
Cenovus Energy, Inc.	118,958	4,567,987
Chevron Corp.	60,367	6,606,565
ConocoPhillips	35,715	2,818,985
Hess Corp.	17,928	1,541,091
		15,534,628
Oil Field Machinery & Equipment—0.7%
National Oilwell Varco, Inc.	19,192	1,471,834
Oil-Field Services—0.5%
Tesco Corp.†	55,213	1,038,557
Paper & Related Products—0.5%
Domtar Corp.	10,812	1,005,732
Printing-Commercial—0.7%
Deluxe Corp.	55,308	1,497,741

Security Description	Shares/ Principal Amount	Value (Note 3)
Real Estate Operations & Development—1.2%
Brookfield Asset Management, Inc., Class A	72,622	$2,441,552
Retail-Discount—0.9%
Wal-Mart Stores, Inc.	33,699	1,852,771
Retail-Drug Store—0.6%
CVS Caremark Corp.	36,928	1,338,271
Retail-Regional Department Stores—0.6%
Macy's, Inc.	54,041	1,292,120
Semiconductor Equipment—0.4%
KLA-Tencor Corp.	19,946	875,629
Shipbuilding—0.1%
Huntington Ingalls Industries, Inc.†	3,080	123,200
Steel-Producers—0.5%
Schnitzer Steel Industries, Inc., Class A	16,241	1,008,079
Telephone-Integrated—4.2%
AT&T, Inc.	109,398	3,404,466
CenturyLink, Inc.	41,700	1,700,526
Verizon Communications, Inc.	93,434	3,529,936
		8,634,928
Television—0.8%
CBS Corp., Class B	66,597	1,679,576
Tobacco—1.2%
Altria Group, Inc.	48,356	1,297,875
Reynolds American, Inc.	33,149	1,230,159
		2,528,034
Transport-Air Freight—0.4%
Atlas Air Worldwide Holdings, Inc.†	12,153	837,463
Transport-Marine—0.6%
Excel Maritime Carriers, Ltd.†	286,184	1,147,598
Transport-Rail—0.8%
Union Pacific Corp.	16,852	1,743,676
Wireless Equipment—0.6%
Motorola Solutions, Inc.†	27,788	1,274,913
Total Long-Term Investment Securities (cost $186,683,764)		198,266,802
REPURCHASE AGREEMENT—0.9%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $1,952,000)	$1,952,000	1,952,000
TOTAL INVESTMENTS (cost $188,635,764)(2)	97.4%	200,218,802
Other assets less liabilities	2.6	5,298,275
NET ASSETS	100.0%	$205,517,077

@ See Note 1

† Non-income producing security

(1) See Note 3 for details of Joint Repurchase Agreement.

(2) See Note 7 for cost of investments on a tax basis.

SunAmerica Strategic Value Portfolio@

PORTFOLIO OF INVESTMENTS — April 30, 2011 — (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolo's net assets as of April 30, 2011 (see Note 3):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$11,107,362	$—	$—	$11,107,362
Multimedia	11,188,746	—	—	11,188,746
Oil Companies-Exploration & Production	14,585,066	—	—	14,585,066
Oil Companies-Integrated	15,534,628	—	—	15,534,628
Other Industries*	145,851,000	—	—	145,851,000
Repurchase Agreement	—	1,952,000	—	1,952,000
Total	$198,266,802	$1,952,000	$—	$200,218,802

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

@ See Note 1

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS — April 30, 2011 — (unaudited)

Note 1.  Organization

SunAmerica Series, Inc. (the "Fund"), is an open-end management investment company organized as a Maryland corporation on July 3, 1996. The Fund is managed by SunAmerica Asset Management Corp. (the "Adviser" or "SunAmerica"). The Fund currently consists of fourteen separate investment series (each a "Portfolio" and collectively, the "Portfolios") each with a distinct investment objective or strategy. Each Portfolio is managed by a single adviser, except for the Focused StarALPHA Portfolio. With respect to the Focused Equity Strategy Portfolio, Focused Multi-Asset Strategy Portfolio, Focused Balanced Strategy Portfolio, Focused Fixed Income and Equity Strategy Portfolio and Focused Fixed Income Strategy Portfolio, each of these Portfolios has a principal investment technique to invest in a combination of SunAmerica funds as described below and may also invest in any other affiliated SunAmerica funds (collectively, the "Underlying Funds").

Effective March 1, 2011, the name of the Fund was changed from SunAmerica Focused Series, Inc. to SunAmerica Series, Inc., and the SunAmerica Focused Value Portfolio changed its name to the SunAmerica Strategic Value Portfolio.

The investment goals and principal investment techniques for each of the Portfolios are as follows:

Focused Equity Strategy Portfolio* seeks growth of capital through allocation of assets among (i) a combination of funds within the Fund, SunAmerica Income Funds and SunAmerica Equity Funds, investing in equity and fixed income securities, and (ii) the SunAmerica Alternative Strategies Fund and SunAmerica Global Trends Fund, each a series of SunAmerica Specialty Series. Under normal market conditions, at least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in Underlying Funds that invest primarily in equity securities.**

Focused Multi-Asset Strategy Portfolio seeks growth of capital through allocation of assets among (i) a combination of funds within the Fund, SunAmerica Income Funds and SunAmerica Equity Funds, investing in equity and fixed income securities, and (ii) the SunAmerica Alternative Strategies Fund and SunAmerica Global Trends Fund.**

Focused Balanced Strategy Portfolio seeks growth of capital and conservation of principal through allocation of assets among (i) a combination of funds within the Fund, SunAmerica Income Funds, SunAmerica Equity Funds and in the SunAmerica Senior Floating Rate Fund, Inc., investing in equity and fixed income securities, and (ii) the SunAmerica Alternative Strategies Fund and SunAmerica Global Trends Fund.**

Focused Fixed Income and Equity Strategy Portfolio* seeks current income with growth of capital as a secondary objective through allocation of assets among (i) a combination of funds within the Fund, SunAmerica Income Funds, SunAmerica Equity Funds and in the SunAmerica Senior Floating Rate Fund, Inc., investing in equity and fixed income securities and (ii) the SunAmerica Global Trends Fund. Under normal market conditions, at least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in Underlying Funds that invest primarily in fixed income and/or equity securities.**

Focused Fixed Income Strategy Portfolio* seeks current income through allocation of assets among (i) a combination of funds within the Fund, SunAmerica Income Funds, SunAmerica Equity Funds and in the SunAmerica Senior Floating Rate Fund, Inc., investing in equity and fixed income securities and (ii) the SunAmerica Global Trends Fund. Under normal market conditions, at least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in Underlying Funds that invest primarily in fixed income securities.**

Focused Large-Cap Growth Portfolio seeks long-term growth of capital through active trading of equity securities of large-cap companies that offer the potential for long-term growth of capital. Under normal market conditions, at least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in large-cap companies.

Focused Growth Portfolio seeks long-term growth of capital through active trading of equity securities of companies of any market capitalization that offer the potential for long-term growth of capital.

Focused Small-Cap Growth Portfolio seeks long-term growth of capital through active trading of equity securities that offer the potential for long-term growth of capital. Under normal market conditions, at least 80% of the Portfolio's net

*  See Note 14 regarding Fund reorganizations.

**  See Note 14 regarding investment strategy changes.

NOTES TO FINANCIAL STATEMENTS — April 30, 2011 — (unaudited) (continued)

assets, plus any borrowing for investment purposes, will be invested in small-cap companies with characteristics similar to those contained in the Russell 2000 Growth Index.

Focused Small-Cap Value Portfolio seeks long-term growth of capital through active trading of equity securities that offer the potential for long-term growth of capital. Under normal market conditions, at least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in small-cap companies with characteristics similar to those contained in the Russell 2000 Value Index.

Focused Growth and Income Portfolio seeks long-term growth of capital and current income through active trading of equity securities selected to achieve a blend of growth companies, value companies and companies that the Adviser believes have elements of growth and value, issued by large-cap companies that offer the potential for long-term growth of capital, including those that offer the potential for a reasonable level of current income.

Focused Technology Portfolio seeks long-term growth of capital through active trading of equity securities of companies that offer the potential for long-term growth of capital and that the Adviser believes will benefit significantly from technological advances or improvements, without regard to market capitalization. Under normal market conditions, at least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in such securities.

Focused Dividend Strategy Portfolio seeks total return (including capital appreciation and current income) by employing a "buy and hold" strategy with up to thirty high dividend yielding equity securities selected annually from the Dow Jones Industrial Average and the broader market. At least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in dividend yielding equity securities.

Focused StarALPHA Portfolio seeks total return through active trading of equity securities selected on the basis of company fundamentals, without regard to investment style or market capitalization.

SunAmerica Strategic Value Portfolio seeks long-term growth of capital by employing a "buy and hold" strategy with approximately 100 securities selected annually from the Russell 3000 Value Index.

The Asset Allocation Strategy Portfolios: Focused Equity Strategy, Focused Multi-Asset Strategy, Focused Balanced Strategy, Focused Fixed Income and Equity Strategy, and Focused Fixed Income Strategy ("Strategy Portfolios") invest in various SunAmerica funds, some of which are not presented in this report. Additional information on the Underlying Funds is available at our website, www.sunamericafunds.com.

The Strategy Portfolios, Focused Dividend Strategy Portfolio, Focused Growth and Income Portfolio and Focused StarALPHA Portfolio are diversified. The remaining Portfolios are non-diversified as defined by the Investment Company Act of 1940, as amended, (the "1940 Act").

Classes of Shares: Each Portfolio offers multiple classes of shares. The classes within each Portfolio are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

Class A shares—  Offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares of $1,000,000 or more will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

Class B shares—  Offered at net asset value per share without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares will convert automatically to Class A shares approximately eight years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

Class C shares—  Offered at net asset value per share without an initial sales charge and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase.

Class I shares—  Offered at net asset value per share exclusively for sale to certain institutions.

Class Z shares—  Offered at net asset value per share exclusively for sale to SunAmerica affiliated companies' retirement plans.

Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Fund's registration statement. Class A, Class B and Class C shares each make distribution and account maintenance fee payments under the distribution plans pursuant to Rule 12b-1 under the 1940 Act, except that Class B

NOTES TO FINANCIAL STATEMENTS — April 30, 2011 — (unaudited) (continued)

and Class C shares are subject to higher distribution fee rates. There are no distribution or account maintenance fee payments applicable to Class I or Class Z. For the Strategy Portfolios, only Class B shares and Class C shares make distribution fee payments (see Note 4).

Indemnification: Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, pursuant to Indemnification Agreements between the Fund and each of the current directors who is not an "interested person," as defined in Section 2(a)(19) of the 1940 Act, of the Fund (collectively, the "Disinterested Directors"), the Fund provides the Disinterested Directors with a limited indemnification against liabilities arising out of the performance of their duties to the Fund, whether such liabilities are asserted during or after their service as directors. In addition, in the normal course of business the Fund enters into contracts that contain the obligation to indemnify others. The Fund's maximum exposure under these arrangements is unknown. Currently, however, the Fund expects the risk of loss to be remote.

Note 2.  Fund Mergers

Pursuant to separate plans of reorganization, all of the assets and liabilities of the SunAmerica Blue-Chip Growth Fund, and the SunAmerica Disciplined Growth Fund, each a series of the SunAmerica Equity Funds, were transferred in a tax-free exchange to the Focused Large-Cap Growth Portfolio, in exchange for shares of the Focused Large-Cap Growth Portfolio. The reorganizations were consummated on December 7, 2009. The acquiring fund acquired all of the assets and liabilities of the target funds as shown in the table below.

Class A, Class B, Class C, and Class I shares of the SunAmerica Blue-Chip Growth Fund were exchanged tax-free for Class A, Class B, Class C, and Class Z shares of Focused Large-Cap Growth Portfolio at an exchange ratio of 0.94 to 1, 0.88 to 1, 0.87 to 1, and 0.91 to 1, respectively. Shares of the Focused Large-Cap Growth Portfolio issued in connection with the acquisition of the SunAmerica Blue-Chip Growth Fund were 2,698,364 with a value of $42,719,280. The assets in the investment portfolio of the SunAmerica Blue-Chip Growth Fund with a value of $42,754,444 and identified cost of $38,695,048 as of the date of the reorganization, were the principal assets acquired by the acquiring fund. For financial statement purposes, assets received and shares issued by the acquiring fund were recorded at value; however, the cost basis of the investments received from the target fund were carried forward to align ongoing reporting of the acquiring fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Class A, Class B, and Class C shares of the SunAmerica Disciplined Growth Fund were exchanged tax-free for Class A, Class B, and Class C shares of Focused Large-Cap Growth Portfolio at an exchange ratio of 0.69 to 1, 0.70 to 1, and 0.70 to 1, respectively. Shares of the Focused Large-Cap Growth Portfolio issued in connection with the acquisition of the SunAmerica Disciplined Growth Fund were 1,529,809 with a value of $23,710,672. The assets in the investment portfolio of the SunAmerica Disciplined Growth Fund with a value of $23,715,332 and identified cost of $19,281,400 as of the date of the reorganization, were the principal assets acquired by the acquiring fund. For financial statement purposes, assets received and shares issued by the acquiring fund were recorded at value; however, the cost basis of the investments received from the target fund were carried forward to align ongoing reporting of the acquiring fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The following is a summary of the shares outstanding, net assets, net asset value per share and net unrealized appreciation/(depreciation) immediately before and after the reorganizations:

	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
Target Funds
SunAmerica Blue-Chip Growth Fund				$4,059,396
Class A	2,337,162	$35,107,197	$15.02
Class B	375,426	4,889,870	13.02
Class C	182,480	2,353,096	12.90
Class I	24,031	369,117	15.36

NOTES TO FINANCIAL STATEMENTS — April 30, 2011 — (unaudited) (continued)

	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SunAmerica Disciplined Growth Fund				$4,433,932
Class A	1,192,664	$13,228,068	$11.09
Class B	150,649	1,573,990	10.45
Class C	851,687	8,908,614	10.46
Acquiring Fund
Focused Large-Cap Growth Portfolio				$34,793,507
Class A	13,244,905	$212,420,633	$16.04
Class B	2,571,881	38,190,220	14.85
Class C	6,327,565	94,105,675	14.87
Class Z	4,194,386	70,941,908	16.91
Post Reorganization
Focused Large-Cap Growth Portfolio				$43,286,835
Class A	16,258,722	$260,755,898	$16.04
Class B	3,007,185	44,654,080	14.85
Class C	7,084,794	105,367,385	14.87
Class Z	4,216,209	71,311,025	16.91

Assuming the reorganizations had been completed on November 1, 2009, the beginning of the annual reporting period for the acquiring fund, the pro forma results of operations for the period ended October 31, 2010, are as follows:

Net investment income (loss)	$(2,117,425)
Net realized/unrealized gains (losses)	52,167,441
Change in net assets resulting from operations	$50,050,016

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganizations were completed, it is not practicable to separate the amounts of revenue and earnings of the target funds that have been included in the Statement of Operations since December 7, 2009.

Pursuant to separate plans of reorganization, all of the assets and liabilities of the SunAmerica Growth Opportunities Fund and SunAmerica New Century Fund, each a series of the SunAmerica Equity Funds, and the Focused Mid-Cap Growth Portfolio, a series of the Fund, were transferred in a tax-free exchange to the Focused Small-Cap Growth Portfolio, in exchange for shares of the Focused Small-Cap Growth Portfolio. The reorganizations were consummated on December 7, 2009. The acquiring fund acquired all of the assets and liabilities of the target funds as shown in the table below.

Class A, Class B, Class C, and Class I shares of the SunAmerica Growth Opportunities Fund were exchanged tax-free for Class A, Class B, Class C, and Class I shares of Focused Small-Cap Growth Portfolio at an exchange ratio of 1.25 to 1, 1.21 to 1, 1.22 to 1, and 1.26 to 1 respectively. Shares of the Focused Small-Cap Growth Portfolio issued in connection with the acquisition of the SunAmerica Growth Opportunities Fund were 2,667,329 with a value of $31,013,948. The assets in the investment portfolio of the SunAmerica Growth Opportunities Fund with a value of $31,094,875 and identified cost of $29,921,840 as of the date of the reorganization, were the principal assets acquired by the acquiring fund. For financial statement purposes, assets received and shares issued by the acquiring fund were recorded at value; however, the cost basis of the investments received from the target fund were carried forward to align ongoing reporting of the acquiring fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Class A, Class B, and Class C shares of the SunAmerica New Century Fund were exchanged tax-free for Class A, Class B, and Class C shares of Focused Small-Cap Growth Portfolio at an exchange ratio of 0.99 to 1, 0.96 to 1, and 0.97 to 1 respectively. Shares of the Focused Small-Cap Growth Portfolio issued in connection with the acquisition of the SunAmerica New Century Fund were 3,163,448 with a value of $37,337,915. The assets in the investment portfolio of the SunAmerica New Century Fund with a value of $37,405,738 and identified cost of $36,184,864 as of the date of the reorganization, were the principal assets acquired by the acquiring fund. For financial statement purposes, assets received and shares issued by the acquiring fund were recorded at value; however, the cost basis of the investments

NOTES TO FINANCIAL STATEMENTS — April 30, 2011 — (unaudited) (continued)

received from the target fund were carried forward to align ongoing reporting of the acquiring fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Class A, Class B, and Class C shares of the Focused Mid-Cap Growth Portfolio were exchanged tax-free for Class A, Class B, and Class C shares of Focused Small-Cap Growth Portfolio at an exchange ratio of 0.83 to 1, 0.90 to 1, and 0.91 to 1, respectively. Shares of the Focused Small-Cap Growth Portfolio issued in connection with the acquisition of the Focused Mid-Cap Growth Portfolio were 3,230,185 with a value of $38,383,360. The assets in the investment portfolio of the Focused Mid-Cap Growth Portfolio with a value of $38,410,545 and identified cost of $32,926,072 as of the date of the reorganization, were the principal assets acquired by the acquiring fund. For financial statement purposes, assets received and shares issued by the acquiring fund were recorded at value; however, the cost basis of the investments received from the target fund were carried forward to align ongoing reporting of the acquiring fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The following is a summary of the shares outstanding, net assets, net asset value per share and net unrealized appreciation/(depreciation) immediately before and after the reorganizations:

	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
Target Funds
SunAmerica Growth Opportunities Fund				$1,173,035
Class A	1,583,734	$23,638,848	$14.93
Class B	318,114	4,114,487	12.93
Class C	248,191	3,199,051	12.89
Class I.	4,006	61,562	15.37
SunAmerica New Century Fund				$1,220,874
Class A	2,776,016	$33,065,649	$11.91
Class B	245,465	2,496,574	10.17
Class C	172,134	1,775,692	10.32
Focused Mid-Cap Growth Portfolio				$5,484,473
Class A	3,634,138	$36,082,051	$9.93
Class B	70,940	682,749	9.62
Class C	167,806	1,618,560	9.65
Acquiring Fund
Focused Small-Cap Growth Portfolio				$17,004,808
Class A	7,678,085	$91,934,355	$11.97
Class B	1,011,933	10,774,430	10.65
Class C	2,031,856	21,550,144	10.61
Class I	114,357	1,399,595	12.24
Post Reorganization
Focused Small-Cap Growth Portfolio				$24,883,190
Class A	15,427,332	$184,720,903	$11.97
Class B	1,696,965	18,068,240	10.65
Class C	2,653,509	28,143,447	10.61
Class I	119,387	1,461,157	12.24

Assuming the reorganizations had been completed on November 1, 2009, the beginning of the annual reporting period for the acquiring fund, the pro forma results of operations for the period ended October 31, 2010, are as follows:

Net investment income (loss)	$(2,450,035)
Net realized/unrealized gains (losses)	30,256,709
Change in net assets resulting from operations	$27,806,674

NOTES TO FINANCIAL STATEMENTS — April 30, 2011 — (unaudited) (continued)

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganizations were completed, it is not practicable to separate the amounts of revenue and earnings of the target funds that have been included in the Statement of Operations since December 7, 2009.

Pursuant to separate plans of reorganization, all of the assets and liabilities of the SunAmerica Balanced Assets Fund and the SunAmerica Growth and Income Fund, each a series of the SunAmerica Equity Funds, were transferred in a tax-free exchange to the Focused Growth and Income Portfolio, in exchange for shares of the Focused Growth and Income Portfolio. The reorganizations were consummated on January 25, 2010. The acquiring fund acquired all of the assets and liabilities of the target funds as shown in the table below.

Class A, Class B, Class C and Class I shares of the SunAmerica Balanced Assets Fund were exchanged tax-free for Class A, Class B, Class C, and Class I shares of Focused Growth and Income Portfolio at an exchange ratio of 1.01 to 1, 1.10 to 1, 1.10 to 1, and 1.01 to 1, respectively. Shares of the Focused Growth and Income Portfolio issued in connection with the acquisition of the SunAmerica Balanced Assets Fund were 7,104,120 with a value of $87,767,192. The assets in the investment portfolio of the SunAmerica Balanced Assets Fund with a value of $87,828,135 and identified cost of $84,382,872 as of the date of the reorganization, were the principal assets acquired by the acquiring fund. For financial statement purposes, assets received and shares issued by the acquiring fund were recorded at value; however, the cost basis of the investments received from the target fund were carried forward to align ongoing reporting of the acquiring fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Class A, Class B, Class C and Class I shares of the SunAmerica Growth and Income Fund were exchanged tax-free for Class A, Class B, Class C and Class I shares of Focused Growth and Income Portfolio at an exchange ratio of 0.87 to 1, 0.89 to 1, 0.89 to 1 and 0.87 to 1, respectively. Shares of the Focused Growth and Income Portfolio issued in connection with the acquisition of the SunAmerica Growth and Income Fund were 4,137,239 with a value of $50,453,578. The assets in the investment portfolio of the SunAmerica Growth and Income Fund with a value of $50,559,108 and identified cost of $47,970,619 as of the date of the reorganization, were the principal assets acquired by the acquiring fund. For financial statement purposes, assets received and shares issued by the acquiring fund were recorded at value; however, the cost basis of the investments received from the target fund were carried forward to align ongoing reporting of the acquiring fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The following is a summary of the shares outstanding, net assets, net asset value per share and net unrealized appreciation/(depreciation) immediately before and after the reorganizations:

	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
Target Funds
SunAmerica Balanced Assets Fund				$3,445,263
Class A	5,867,251	$73,999,494	$12.61
Class B	464,572	5,850,315	12.59
Class C	593,181	7,482,112	12.61
Class I	34,480	435,271	12.62
SunAmerica Growth and Income Fund				$2,588,489
Class A	3,268,665	$35,424,283	$10.84
Class B	468,642	4,787,737	10.22
Class C	995,115	10,115,687	10.17
Class I	11,570	125,871	10.88
Acquiring Fund
Focused Growth and Income Portfolio				$2,700,287
Class A	5,768,652	$72,268,037	$12.53
Class B	1,348,471	15,467,615	11.47
Class C	3,041,957	34,882,899	11.47

NOTES TO FINANCIAL STATEMENTS — April 30, 2011 — (unaudited) (continued)

	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
Post Reorganization
Focused Growth and Income Portfolio				$8,734,039
Class A	14,503,192	$181,691,814	$12.53
Class B	2,275,897	26,105,667	11.47
Class C	4,576,558	52,480,698	11.47
Class I	44,792	561,142	12.53

Assuming the reorganizations had been completed on November 1, 2009, the beginning of the annual reporting period for the acquiring fund, the pro forma results of operations for the period ended October 31, 2010, are as follows:

Net investment income (loss)	$680,429
Net realized/unrealized gains (losses)	22,198,458
Change in net assets resulting from operations	$22,878,887

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganizations were completed, it is not practicable to separate the amounts of revenue and earnings of the target funds that have been included in the Statement of Operations since January 25, 2010.

Note 3.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their financial statements:

Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will generally be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a Portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio's shares, and a Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U. S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, a Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Directors (the "Board") to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information

NOTES TO FINANCIAL STATEMENTS — April 30, 2011 — (unaudited) (continued)

with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to a Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The various inputs that may be used to determine the value of the Portfolios' investments are summarized into three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors, etc.)

Level 3 – Significant unobservable inputs (includes inputs that reflect the Portfolios' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Portfolios' net assets as of April 30, 2011 are reported on a schedule following the Portfolio of Investments.

Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable Securities and Exchange Commission ("SEC") guidance, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Portfolios' custodian takes possession of the collateral pledged for investments in repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest, to ensure that the value at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

NOTES TO FINANCIAL STATEMENTS — April 30, 2011 — (unaudited) (continued)

As of April 30, 2011, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank and Trust Co.:

Portfolio	Percentage Interest	Principal Amount
Focused Large-Cap Growth	6.51%	$12,891,000
Focused Small-Cap Growth	1.69	3,336,000
Focused Small-Cap Value	2.73	5,403,000
Focused Growth and Income	3.38	6,682,000
Focused Dividend Strategy	13.19	26,115,000
SunAmerica Strategic Value	0.99	1,952,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank and Trust Co., dated April 29, 2011, bearing interest at a rate of 0.01% per annum, with a principal amount of $197,952,000, a repurchase price of $197,952,165 and a maturity date of May 2, 2011. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	3.13%	04/30/2017	$191,040,000	$201,911,296

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed after ex-dividend date. Distributions received from the Fund's investments in U.S. real estate investment trusts ("REITS") often include "return of capital" which is recorded by the Fund as a reduction to the last basis of the securities held. The Strategy Portfolios invest in a combination of SunAmerica Mutual Funds including funds investing in fixed income securities. Distributions from income from Underlying Funds, if any, are recorded to income on ex-dividend date. Distributions from net realized capital gains from Underlying Funds, if any, are recorded to realized gains on the ex-dividend date. For financial statement purposes, the Fund amortizes all premiums and accretes all discounts on fixed income securities. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios, are allocated among the Portfolios based upon their relative net asset value or other appropriate methods. In all respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits in the Statement of Operations. For the Strategy Portfolios, the expenses included in the accompanying financial statements reflect the expenses of the Strategy Portfolios and do not include indirect expenses borne by each Strategy Portfolio in connection with its investment in the Underlying Funds.

Dividends from net investment income, if any, are normally paid quarterly for the Focused Balanced Strategy Portfolio, Focused Fixed Income and Equity Strategy Portfolio, Focused Growth and Income Portfolio and Focused Dividend Strategy Portfolio. Dividends from net investment income, if any, for the Focused Fixed Income Strategy Portfolio will normally be declared daily and paid quarterly. All other Portfolios pay annually. Capital gain distributions, if any, are paid annually. Each of the Portfolios reserves the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends

NOTES TO FINANCIAL STATEMENTS — April 30, 2011 — (unaudited) (continued)

and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

The Portfolios intend to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of their taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provisions are required. Each Portfolio is considered a separate entity for tax purposes. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examination by tax authorities for tax years ending before 2007.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of the valuation. The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of Portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and changes in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on a Portfolio's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

Note 4.  Investment Advisory and Management Agreement, Distribution Agreement and Service Agreements

The Fund, on behalf of each Portfolio, has entered into an Investment Advisory and Management Agreement (the "Agreement") with SunAmerica. Under the Agreement, SunAmerica provides continuous supervision of the respective Portfolios and administers their corporate affairs, subject to general review by the Board. In connection therewith, SunAmerica furnishes the Fund with office facilities, maintains certain of the Fund's books and records, and pays for the salaries and expenses of all personnel, including officers of the Fund who are employees of SunAmerica and its affiliates. The annual rate of the investment advisory and management fee payable by each Portfolio to SunAmerica as full compensation for services and facilities furnished to the Fund is as follows:

Portfolio	Percentage
Focused Equity Strategy	0.10%
Focused Multi-Asset Strategy	0.10%
Focused Balanced Strategy	0.10%
Focused Fixed Income and Equity	0.10%
Focused Fixed Income Strategy	0.10%
Focused Large-Cap Growth	0.75%
Focused Growth	1.00%
Focused Small-Cap Growth	0.75%
Focused Small-Cap Value	0.75%
Focused Growth and Income	0.75%
Focused Technology	1.00%
Focused Dividend Strategy	0.35%
Focused StarALPHA	1.00%
SunAmerica Strategic Value*	0.75%

*  Effective February 28, 2011, the investment advisory and management fee for SunAmerica Strategic Value Portfolio was decreased from 1.00% of average daily net assets to 0.75% of average daily net assets.

NOTES TO FINANCIAL STATEMENTS — April 30, 2011 — (unaudited) (continued)

The Agreement authorizes SunAmerica to retain one or more Subadvisers to manage the investment and reinvestment of the assets of their respective Portfolios, or portions thereof, for which they are responsible. SunAmerica does not retain any Subadviser with respect to the Strategy Portfolios, Focused Large-Cap Growth Portfolio, Focused Small-Cap Growth Portfolio, Focused Small-Cap Value Portfolio, Focused Growth and Income Portfolio, Focused Technology Portfolio, Focused Dividend Strategy Portfolio and the SunAmerica Strategic Value Portfolio. The organizations described below acted as Subadvisers as of the end of the fiscal period to which this report relates with respect to the corresponding Portfolios pursuant to Subadvisory Agreements with SunAmerica. Each of the Subadvisers is independent of SunAmerica and discharges its responsibilities subject to the policies of the Board of the Fund and the oversight and supervision of SunAmerica, which pays the Subadvisers' fees.

Focused Growth Portfolio
Janus Capital Management LLC

Focused StarALPHA Portfolio
BlackRock Investment Management, LLC
Kinetics Asset Management, Inc.
Thornburg Investment Management, Inc.

Each Subadviser is paid monthly by SunAmerica a fee equal to a percentage of the average daily net assets of the Portfolio allocated to the Subadviser. For the six months ended April 30, 2011, SunAmerica paid the Subadvisers for each Portfolio the following annual rates, expressed as a percentage of the average daily net assets of each Portfolio:

Portfolio	Percentage
Focused Growth	0.40%
Focused StarALPHA*	0.20%
SunAmerica Strategic Value†	0.23%

SunAmerica contractually agreed to waive fees and/or reimburse expenses, if necessary, at or below the following percentages of each Portfolio's average daily net assets. For the purposes of waived fee and/or reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. The contractual expense waivers and fee reimbursements will continue in effect indefinitely, unless terminated by the Board, including a majority of the Disinterested Directors.

Portfolio	Class A	Class B	Class C	Class I
Focused Growth	1.72%	2.37%	2.37%	—
Focused Small-Cap Growth	1.72%	2.37%	2.37%	1.33%
Focused Small-Cap Value	1.72%	2.37%	2.37%	—
Focused Growth and Income	1.72%	2.37%	2.37%	1.32%
Focused Technology	1.88%	2.53%	2.53%	—
Focused StarALPHA	1.72%	—	2.37%	—
SunAmerica Strategic Value	1.72%	2.37%	2.37%	—

Further, SunAmerica is voluntarily waiving fees and/or reimbursing expenses, if necessary, for the Strategy Portfolios, so that the total net expense ratio for the following classes do not exceed the amounts set forth below. For the purposes of waived fee and/or reimbursed expense calculations, annual fund operating expenses do not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. The voluntary fee waivers and/or expense reimbursements may be terminated at any time at the option of SunAmerica.

Portfolio	Class A	Class B	Class C	Class I
Focused Equity Strategy	0.25%	0.90%	0.90%	0.25%
Focused Multi-Asset Strategy	0.25%	0.90%	0.90%	—
Focused Balanced Strategy	0.25%	0.90%	0.90%	0.25%
Focused Fixed Income and Equity Strategy	0.25%	0.90%	0.90%	—
Focused Fixed Income Strategy	0.25%	0.90%	0.90%	—

*  Pursuant to the terms of an exemptive order received from the SEC, the subadvisory fee rate disclosed is an aggregate fee rate for all of the subadvisers to this Portfolio.

†  Effective February 28, 2011, SunAmerica assumed day-to-day portfolio management responsibility for the SunAmerica Strategic Value Portfolio.

NOTES TO FINANCIAL STATEMENTS — April 30, 2011 — (unaudited) (continued)

For the six months ended April 30, 2011, pursuant to the contractual and voluntary expense limitations in the above tables, SunAmerica has waived and/or reimbursed expenses as follows:

Portfolio	Other Expenses Reimbursed
Focused Fixed Income and Equity Strategy	$17,513
Focused Fixed Income Strategy	24,704

Portfolio	Other Expenses Reimbursed
Focused StarALPHA	$9,783

Portfolio	Amount
Focused Equity Strategy Class A	$729
Focused Equity Strategy Class B	1,625
Focused Equity Strategy Class I	4,005
Focused Balanced Strategy Class I	3,679
Focused Fixed Income and Equity Strategy Class A	8,893
Focused Fixed Income and Equity Strategy Class B	6,350
Focused Fixed Income and Equity Strategy Class C	6,262
Focused Fixed Income Strategy Class A	6,640
Focused Fixed Income Strategy Class B	6,064
Focused Fixed Income Strategy Class C	6,266
Focused Growth Class A	24,183
Focused Growth Class B	10,406
Focused Growth Class C	9,129

Portfolio	Amount
Focused Small-Cap Growth Class I	$2,411
Focused Growth and Income Class I	335
Focused Technology Class A	4,487
Focused Technology Class B	5,503
Focused Technology Class C	6,059
Focused Dividend Strategy Class A	40,743
Focused Dividend Strategy Class B	7,313
Focused Dividend Strategy Class C	16,947
Focused StarALPHA Class A	52,248
Focused StarALPHA Class C	15,496
SunAmerica Strategic Value Class A	11,895
SunAmerica Strategic Value Class B	7,271
SunAmerica Strategic Value Class C	6,662

Any voluntary or contractual waivers and/or reimbursements made by SunAmerica are subject to recoupment from the Portfolios for a period of two years after the occurrence of any such waivers and/or reimbursements, provided that the Portfolios are able to effect such payment to SunAmerica and remain in compliance with the applicable expense limitations.*

For the six months ended April 30, 2011, the amounts recouped by SunAmerica were as follows:

Portfolio	Amount
Focused Equity Strategy Class A	$1,778
Focused Equity Strategy Class B	246
Focused Small-Cap Growth Class B	11,950
Focused Small-Cap Growth Class C	13,087
Focused Small-Cap Value Class B	977

Portfolio	Amount
Focused Growth and Income Class B	$11,107
SunAmerica Strategic Value Class A	49,399
SunAmerica Strategic Value Class B	4,077
SunAmerica Strategic Value Class C	22,834

*  Effective March 1, 2011, the Board of Directors approved the termination of the Expense Limitation Agreement with respect to the Focused Dividend Strategy Portfolio. Any waivers or reimbursements made by SunAmerica with respect to the Focused Dividend Strategy Portfolio pursuant to the Expense Limitation Agreement continue to be subject to recoupment from the Focused Dividend Strategy Portfolio within the following two years, provided that the Focused Dividend Strategy Portfolio is able to effect such payment to SunAmerica and to the extent that the Total Annual Fund Operating Expenses fall below 0.95%, 1.60% and 1.60% for Class A, Class B and Class C shares, respectively.

NOTES TO FINANCIAL STATEMENTS — April 30, 2011 — (unaudited) (continued)

As of April 30, 2011, the amount of expenses previously waived and/or reimbursed by SunAmerica during the prior two years that remain subject to recoupment are as follows:

Portfolio	Other Expenses Reimbursed
Focused Fixed Income and Equity Strategy	$65,417
Focused Fixed Income Strategy	86,280

Portfolio	Other Expenses Reimbursed
Focused StarALPHA	$9,783

Portfolio	Class Specific Expenses Reimbursed
Focused Equity Strategy Class A	$26,987
Focused Equity Strategy Class B	23,817
Focused Equity Strategy Class I	21,054
Focused Balanced Strategy Class I	22,770
Focused Fixed Income and Equity Strategy Class A	37,649
Focused Fixed Income and Equity Strategy Class B	29,206
Focused Fixed Income and Equity Strategy Class C	33,163
Focused Fixed Income Strategy Class A	34,636
Focused Fixed Income Strategy Class B	28,471
Focused Fixed Income Strategy Class C	32,049
Focused Growth Class A	99,208
Focused Growth Class B	41,345
Focused Growth Class C	34,662

Portfolio	Class Specific Expenses Reimbursed
Focused Small-Cap Growth Class B	$9,552
Focused Small-Cap Growth Class I	20,096
Focused Growth and Income Class B	5,750
Focused Growth and Income Class I	16,549
Focused Technology Class A	4,487
Focused Technology Class B	21,085
Focused Technology Class C	18,155
Focused Dividend Strategy Class A	229,947
Focused Dividend Strategy Class B	55,063
Focused Dividend Strategy Class C	117,436
Focused StarALPHA Class A	149,199
Focused StarALPHA Class C	48,372
SunAmerica Strategic Value Class A	39,790
SunAmerica Strategic Value Class B	46,774
SunAmerica Strategic Value Class C	33,491

The Fund, on behalf of each Portfolio, has entered into a Distribution Agreement with SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an affiliate of SunAmerica. Each Portfolio has adopted a Distribution Plan on behalf of Class A, B and C shares of the Focused Portfolios and Class B and C shares of the Strategy Portfolios (each a "Plan" and collectively, the "Plans"), in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan," "Class B Plan," and "Class C Plan." In adopting the Plans, the Board determined that there was a reasonable likelihood that each such Plan would benefit the Portfolio and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

Under the Focused Portfolios' Class A Plan, Class B Plan, and Class C Plan, the Distributor receives a distribution fee from a Portfolio at an annual rate of 0.10%, 0.75% and 0.75%, respectively, of average daily net assets of such Portfolio's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. For the Strategy Portfolios, the Distributor receives payments at an annual rate of up to 0.65% of average daily net assets for both Class B and Class C. The distribution costs for which the Distributor may be compensated for include fees paid to broker-dealers that have sold Portfolio shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. Except for the Strategy Portfolios, the Plans provide that each class of shares of each Portfolio will also pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. Accordingly, for the six months ended April 30, 2011, SACS received fees, as reflected in the Statement of Operations, based upon the aforementioned rates.

The Fund, on behalf of the Portfolios that offer Class I shares, has entered into an Administrative and Shareholder Services Agreement with SACS, pursuant to which SACS is paid a fee (except with respect to the Strategy Portfolios) of 0.25% of average daily net assets of Class I shares as compensation for providing additional shareholder services to Class I shareholders.

NOTES TO FINANCIAL STATEMENTS — April 30, 2011 — (unaudited) (continued)

SACS receives sales charges on each Portfolio's Class A shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Portfolio's Class A, Class B and Class C shares. SACS has advised the Portfolios that for the six months ended April 30, 2011, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

	Class A				Class B	Class C
Portfolio	Sales Charges	Affiliated Broker-dealers	Non-affiliated Broker-dealers	Contingent Deferred Sales Charges	Contingent Deferred Sales Charges	Contingent Deferred Sales Charges
Focused Equity Strategy	$74,208	$25,043	$39,176	$—	$18,507	$2,524
Focused Multi-Asset Strategy	182,745	60,009	96,978	437	48,476	4,096
Focused Balanced Strategy	144,415	32,113	89,187	500	21,848	4,430
Focused Fixed Income and Equity Strategy	17,577	3,658	11,090	2	754	337
Focused Fixed Income Strategy	5,338	1,204	3,432	—	1,293	486
Focused Large-Cap Growth	49,825	22,723	20,280	7	15,551	686
Focused Growth	69,902	21,285	38,861	—	9,501	977
Focused Small-Cap Growth	32,449	12,128	15,736	19,026	7,215	991
Focused Small-Cap Value	106,747	17,954	74,821	—	4,865	257
Focused Growth and Income	62,399	29,454	24,186	—	16,537	195
Focused Technology	32,573	5,160	22,414	—	3,157	597
Focused Dividend Strategy	1,120,364	67,907	894,792	743	23,644	22,756
Focused StarALPHA	3,221	1,417	1,388	—	—	130
SunAmerica Strategic Value	37,138	13,001	18,880	5	20,051	779

The Fund, on behalf of each Portfolio, except for the Class Z shares, has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of SunAmerica. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Portfolios' transfer agent, State Street Bank and Trust Company, in connection with the services that it offers to the shareholders of the Portfolios. The Service Agreement, pursuant to which SAFS receives a fee from each Portfolio (except the Strategy Portfolios) to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Board. For the six months ended April 30, 2011, the Portfolios incurred the following expenses, which are included in transfer agent fees and expenses in the Statement of Operations, to compensate SAFS pursuant to the terms of the Service Agreement.

	Expense				Payable At April 30, 2011
Portfolio	Class A	Class B	Class C	Class I	Class A	Class B	Class C	Class I
Focused Large-Cap Growth	$318,847	$30,136	$96,210	$—	$51,483	$4,722	$15,601	$—
Focused Growth	146,452	17,174	29,781	—	24,036	2,694	4,709	—
Focused Small-Cap Growth	165,388	15,798	26,209	415	27,941	2,601	4,370	74
Focused Small-Cap Value	123,394	10,939	33,874	—	23,511	1,946	6,363	—
Focused Growth and Income	174,776	19,738	47,117	579	28,729	2,975	7,604	90
Focused Technology	46,897	3,823	11,022	—	5,953	588	1,781	—
Focused Dividend Strategy	410,458	37,305	167,741	—	84,947	7,417	33,792	—
Focused StarALPHA	35,410	—	4,965	—	5,675	—	781	—
SunAmerica Strategic Value	138,669	18,367	66,940	—	23,064	2,828	10,714	—

NOTES TO FINANCIAL STATEMENTS — April 30, 2011 — (unaudited) (continued)

At April 30, 2011, the following affiliates owned outstanding shares of the following classes of Portfolios:

Portfolio	Holder	Percentage
Focused Large-Cap Growth, Class A	Focused Equity Strategy Portfolio	16%
	Focused Multi-Asset Strategy Portfolio	7
	Focused Balanced Strategy Portfolio	8
Focused Growth, Class A	Focused Equity Strategy Portfolio	15
	Focused Balanced Strategy Portfolio	7
Focused Small-Cap Growth, Class A	Focused Equity Strategy Portfolio	17
	Focused Multi-Asset Strategy Portfolio	13
	Focused Balanced Strategy Portfolio	6
Focused Small-Cap Value, Class A	Focused Equity Strategy Portfolio	19
	Focused Multi-Asset Strategy Portfolio	15
	Focused Balanced Strategy Portfolio	8
Focused Growth and Income, Class A	Focused Balanced Strategy Portfolio	9
Focused Technology, Class A	Focused Multi-Asset Strategy Portfolio	27
Focused Dividend Strategy, Class A	Focused Equity Strategy Portfolio	5
	Focused Balanced Strategy Portfolio	5
Focused StarALPHA, Class A	Focused Multi-Asset Strategy Portfolio	65
	Focused Fixed Income and Equity Strategy Portfolio	13
SunAmerica Strategic Value, Class A	Focused Equity Strategy Portfolio	12
	Focused Balanced Strategy Portfolio	8

The Strategy Portfolios do not invest in funds advised by SunAmerica (each a "SunAmerica Fund" and collectively, the "SunAmerica Funds") for the purpose of exercising management or control; however, investments by the Strategy Portfolios within the set limits may represent a significant portion of an underlying SunAmerica Fund's net assets. At April 30, 2011, each Strategy Portfolio held less than 93% of the outstanding shares of any underlying SunAmerica Fund. In addition, the Strategy Portfolios, in the aggregate, held less than 93% of the outstanding shares of any underlying SunAmerica Funds.

On December 13, 2010, the Focused Small Cap Value Portfolio purchased 106,000 shares of the iShares Russell 2000 Value Index, an exchange traded fund ("ETF"), which caused the Portfolio to own in excess of five percent of its total assets in this ETF. The Portfolio is prohibited from owning more than five percent of its total assets in any one investment company. The error was corrected on December 23, 2010, when the Portfolio sold 4,328 shares of the iShares Russell 2000 Value Index, resulting in a gain of $3,333 to the Portfolio.

On September 22, 2008, American International Group, Inc. ("AIG"), the ultimate parent of SunAmerica, SACS, and SAFS, entered into a revolving credit facility ("FRBNY Credit Facility") with the Federal Reserve Bank of New York ("NY Fed"). In connection with the FRBNY Credit Facility, on March 4, 2009, AIG issued its Series C Perpetual, Convertible, Participating Preferred Stock (the "Series C Preferred Stock") to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"). The Series C Preferred Stock was entitled to approximately 77.8% of the voting power of AIG's outstanding stock.

On January 14, 2011, AIG completed a series of previously announced integrated transactions (the "Recapitalization") to recapitalize AIG. In the Recapitalization, AIG repaid the NY Fed approximately $21 billion in cash, representing all amounts owing under the FRBNY Credit Facility and the facility was terminated. Also as part of the Recapitalization, (i) the Series C Preferred Stock was exchanged for shares of AIG Common Stock, which was then transferred to the U.S. Department of the Treasury, and the Trust, which had previously held all shares of the Series C Preferred Stock, was terminated, and, (ii) AIG's Series E Preferred Shares and Series F Preferred Shares were exchanged for shares of AIG Common Stock and a new Series G Preferred Shares (which functions as a $2 billion commitment to provide funding that AIG will have the discretion and option to use). As a result of the Recapitalization, the United States Treasury held a majority of outstanding shares of AIG Common Stock.

NOTES TO FINANCIAL STATEMENTS — April 30, 2011 — (unaudited) (continued)

Note 5.  Purchase and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended April 30, 2011, were as follows:

	Focused Equity Strategy Portfolio	Focused Multi-Asset Strategy Portfolio	Focused Balanced Strategy Portfolio	Focused Fixed Income and Equity Strategy Portfolio	Focused Fixed Income Strategy Portfolio
Purchases (excluding U.S. government securities)	$14,730,641	$70,854,583	$28,932,064	$4,492,295	$602,246
Sales (excluding U.S. government securities)	42,350,895	117,870,709	51,649,092	7,416,540	4,243,162
Purchase of U.S. government securities	—	—	—	—	—
Sales of U.S. government securities	—	—	—	—	—
	Focused Large-Cap Growth Portfolio	Focused Growth Portfolio	Focused Small-Cap Growth Portfolio	Focused Small-Cap Value Portfolio	Focused Growth and Income Portfolio
Purchases (excluding U.S. government securities)	$556,091,742	$74,792,906	$217,083,371	$246,887,449	$580,367,097
Sales (excluding U.S. government securities)	679,747,565	94,145,460	242,465,637	234,642,945	577,771,911
Purchase of U.S. government securities	—	—	—	—	—
Sales of U.S. government securities	—	—	—	—	—

	Focused Technology Portfolio	Focused Dividend Strategy Portfolio	Focused StarALPHA Portfolio	SunAmerica Strategic Value Portfolio
Purchases (excluding U.S. government securities)	$32,403,444	$411,414,686	$73,707,468	$193,027,335
Sales (excluding U.S. government securities)	51,196,700	142,800,666	89,377,355	227,354,486
Purchase of U.S. government securities	—	—	—	—
Sales of U.S. government securities	—	—	—	—

NOTES TO FINANCIAL STATEMENTS — April 30, 2011 — (unaudited) (continued)

Note 6.  Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Mutual Funds and securities issued by AIG or an affiliate thereof. For the six months ended April 30, 2011, transactions in these securities were as follows:

Portfolio	Security	Income	Capital Gain Distribution Received	Value at October 31, 2010
Focused Equity Strategy	Various SunAmerica Funds*	$1,004,676	$—	$199,389,997
Focused Multi-Asset Strategy	Various SunAmerica Funds*	5,433,336	2,337,997	405,559,473
Focused Balanced Strategy	Various SunAmerica Funds*	2,315,511	1,886,774	199,809,243
Focused Fixed Income and Equity Strategy	Various SunAmerica Funds*	277,656	415,416	27,469,649
Focused Fixed Income Strategy	Various SunAmerica Funds*	272,978	366,600	18,722,957

Portfolio	Security	Cost of Purchases	Cost of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2011
Focused Equity Strategy	Various SunAmerica Funds*	$15,734,118	$42,350,895	$5,842,862	$25,270,391	$203,886,473
Focused Multi-Asset Strategy	Various SunAmerica Funds*	78,625,914	117,870,709	6,772,143	30,703,391	403,790,212
Focused Balanced Strategy	Various SunAmerica Funds*	33,134,349	51,649,092	3,821,954	11,050,028	196,166,482
Focused Fixed Income and Equity Strategy	Various SunAmerica Funds*	5,185,368	7,416,540	323,669	146,699	25,708,845
Focused Fixed Income Strategy	Various SunAmerica Funds*	1,243,172	4,243,162	77,036	(724,760)	15,075,243

* See Portfolio of Investments for details.

The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common directors, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the 1940 Act, such transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price.

No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the six months ended April 30, 2011, none of the Portfolios engaged in securities transactions with affiliated funds.

NOTES TO FINANCIAL STATEMENTS — April 30, 2011 — (unaudited) (continued)

Note 7.  Federal Income Taxes

The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily from wash sales, deferred losses, retirement pension expense, derivative transactions and investments in passive foreign investment companies.

	Distributable Earnings			Tax Distributions
	For the year ended October 31, 2010
Portfolio	Ordinary Income	Long-term Gains/ Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains	Return of Capital
Focused Equity Strategy	$329,434	$(165,877,752)	$9,898,582	$965,161	$—	$—
Focused Multi-Asset Strategy	414,536	(130,651,578)	7,542,171	5,136,238	—	—
Focused Balanced Strategy	92,747	(78,943,523)	6,103,141	1,975,365	—	—
Focused Fixed Income and Equity Strategy	29,945	(7,353,702)	(916,213)	477,322	—	—
Focused Fixed Income Strategy	34,989	(1,965,489)	119,163	514,879	—	—
Focused Large-Cap Growth	—	(129,121,822)	46,421,537	—	—	—
Focused Growth	—	(57,356,732)	30,092,313	—	—	—
Focused Small-Cap Growth	—	(103,610,741)	16,380,659	—	—	—
Focused Small-Cap Value	3,825,840	(60,180,212)	8,375,938	3,111,054	—	—
Focused Growth and Income	1,691,231	(204,009,373)	3,039,775	—	—	—
Focused Technology	—	(11,451,156)	6,849,903	—	—	—
Focused Dividend Strategy	923,951	(29,713,465)	33,642,493	6,400,431	—	—
Focused StarALPHA	—	(43,211,973)	(2,387,877)	44,149	—	—
SunAmerica Strategic Value	—	(175,684,036)	25,238,919	—	—	—

* Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

NOTES TO FINANCIAL STATEMENTS — April 30, 2011 — (unaudited) (continued)

As of October 31, 2010, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

Portfolio	Capital Loss Carryforward
	2011	2012	2013	2014	2015	2016	2017	2018
Focused Equity Strategy	$—	$—	$—	$—	$—	$89,281,837	$76,595,915	$—
Focused Multi-Asset Strategy	—	—	—	—	—	12,934,167	94,805,230	22,912,181
Focused Balanced Strategy	—	—	—	—	—	47,769,957	31,173,566	—
Focused Fixed Income and Equity Strategy	—	—	—	—	—	4,868,079	871,510	1,614,113
Focused Fixed Income Strategy	—	—	—	—	—	992,078	973,411	—
Focused Large-Cap Growth*	594,906	177,899	—	—	—	25,530,972	102,818,045	—
Focused Growth	—	—	—	—	—	24,960,640	32,396,092	—
Focused Small-Cap Growth*	—	—	—	—	6,462,714	85,219,917	11,928,110	—
Focused Small-Cap Value*	—	—	—	—	7,657,859	33,992,913	18,529,440	—
Focused Growth and Income*	9,596,942	—	—	—	—	113,753,819	79,653,978	1,004,634
Focused Technology	—	—	—	—	—	9,421,699	2,029,457	—
Focused Dividend Strategy	—	—	—	—	—	752,823	28,960,642	—
Focused StarALPHA	—	—	—	—	—	21,440,246	21,771,727	—
SunAmerica Strategic Value	—	—	—	—	—	85,589,094	90,094,942	—

* Certain capital loss carryforward amounts may be subject to limitations on their use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible that not all of the capital losses will be available for use. As of October 31, 2010, based on current tax law, the Focused Large-Cap Growth, Focused Small Cap Growth, Focused Small Cap Value and Focused Growth and Income have $13,250,228, $60,601,247, $5,527,643 and $128,555,632, respectively, of capital losses that will not be available for use.

NOTES TO FINANCIAL STATEMENTS — April 30, 2011 — (unaudited) (continued)

As of April 30, 2011, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	Focused Equity Strategy Portfolio	Focused Multi-Asset Strategy Portfolio	Focused Balanced Strategy Portfolio	Focused Fixed Income and Equity Strategy Portfolio	Focused Fixed Income Stategy Portfolio
Cost (tax basis)	$168,717,500	$365,544,650	$179,013,313	$26,478,359	$15,680,840
Appreciation	39,717,963	45,688,637	24,671,865	1,047,315	51,128
Depreciation	(4,548,990)	(7,443,075)	(7,518,696)	(1,826,297)	(656,725)
Net unrealized appreciation (depreciation)	$35,168,973	$38,245,562	$17,153,169	$(778,982)	$(605,597)
	Focused Large-Cap Growth Portfolio	Focused Growth Portfolio	Focused Small-Cap Growth Portfolio	Focused Small-Cap Value Portfolio	Focused Growth and Income Portfolio
Cost (tax basis)	$354,429,850	$148,107,971	$162,006,084	$152,411,924	$211,175,052
Appreciation	46,401,041	32,641,908	29,996,009	34,038,494	11,741,009
Depreciation	(11,529,344)	(3,511,733)	(1,772,584)	(8,134,239)	(8,548,116)
Net unrealized appreciation (depreciation)	$34,871,697	$29,130,175	$28,223,425	$25,904,255	$3,192,893

	Focused Technology Portfolio	Focused Dividend Strategy Portfolio	Focused StarALPHA Portfolio	SunAmerica Strategic Value Portfolio
Cost (tax basis)	$38,809,321	$651,858,670	$33,400,407	$197,803,350
Appreciation	6,515,868	81,918,478	4,675,728	14,289,280
Depreciation	(3,188,795)	(8,297,191)	(3,552,550)	(13,825,828)
Net unrealized appreciation (depreciation)	$3,327,073	$73,621,287	$1,123,178	$463,452

Note 8.  Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Portfolios set forth below have been reduced. For the six months ended April 30, 2011, the amount of expense reductions received by each Portfolio, used to offset the Portfolio's non-affiliated expenses, were as follows:

Portfolio	Total Expense Reductions
Focused Large-Cap Growth	$7,685
Focused Growth	4,080
Focused Small-Cap Growth	18,417
Focused Small-Cap Value	17,424
Focused Growth and Income	27,354
Focused Technology	3,793
Focused StarALPHA	1,358

NOTES TO FINANCIAL STATEMENTS — April 30, 2011 — (unaudited) (continued)

Note 9.  Capital Share Transactions

Transactions in shares of each class of each series were as follows:

	Focused Equity Strategy
	Class A				Class B
	For the six months ended April 30, 2011 (unaudited)		For the year ended October 31, 2010		For the six months ended April 30, 2011 (unaudited)		For the year ended October 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(1)(2)	402,957	$5,232,558	633,162	$7,110,509	75,542	$953,890	141,829	$1,577,145
Reinvested dividends	24,516	306,701	58,972	642,795	—	—	7,303	78,877
Shares redeemed(1)(2)	(1,023,687)	(13,212,048)	(1,868,797)	(20,889,199)	(610,669)	(7,773,579)	(1,159,597)	(12,831,886)
Net increase (decrease)	(596,214)	$(7,672,789)	(1,176,663)	$(13,135,895)	(535,127)	$(6,819,689)	(1,010,465)	$(11,175,864)
	Class C				Class I
	For the six months ended April 30, 2011 (unaudited)		For the year ended October 31, 2010		For the six months ended April 30, 2011 (unaudited)		For the year ended October 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	140,074	$1,789,378	261,208	$2,888,981	2,956	$37,842	7,857	$87,405
Reinvested dividends	—	—	13,424	145,113	187	2,334	559	6,081
Shares redeemed	(1,055,250)	(13,383,771)	(2,597,507)	(28,641,881)	(15,695)	(195,523)	(13,267)	(147,178)
Net increase (decrease)	(915,176)	$(11,594,393)	(2,322,875)	$(25,607,787)	(12,552)	$(155,347)	(4,851)	$(53,692)
	Focused Multi-Asset Strategy
	Class A				Class B
	For the six months ended April 30, 2011 (unaudited)		For the year ended October 31, 2010		For the six months ended April 30, 2011 (unaudited)		For the year ended October 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(3)(4)	805,510	$11,075,949	1,466,266	$18,302,776	222,032	$3,024,741	510,828	$6,325,594
Reinvested dividends	173,892	2,316,242	181,562	2,227,781	53,997	716,002	59,276	724,356
Shares redeemed(3)(4)	(1,748,128)	(23,916,719)	(3,196,550)	(39,755,997)	(1,140,186)	(15,511,951)	(1,783,902)	(22,084,278)
Net increase (decrease)	(768,726)	$(10,524,528)	(1,548,722)	$(19,225,440)	(864,157)	$(11,771,208)	(1,213,798)	$(15,034,328)

	Class C
	For the six months ended April 30, 2011 (unaudited)		For the year ended October 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	366,234	$5,002,945	1,010,025	$12,554,508
Reinvested dividends	108,272	1,437,851	120,421	1,472,745
Shares redeemed	(1,814,343)	(24,721,240)	(4,248,241)	(52,659,237)
Net increase (decrease)	(1,339,837)	$(18,280,444)	(3,117,795)	$(38,631,984)

(1)  For the six months ended April 30, 2011, includes automatic conversion of 212,071 shares of Class B shares in the amount of $2,726,210 to 209,343 shares of Class A shares in the amount of $2,726,210.

(2)  For the year ended October 31, 2010, includes automatic conversion of 189,855 shares of Class B shares in the amount of $2,092,280 to 187,591 shares of Class A shares in the amount of $2,092,280.

(3)  For the six months ended April 30, 2011, includes automatic conversion of 321,822 shares of Class B shares in the amount of $4,419,004 to 320,033 shares of Class A shares in the amount of $4,419,004.

(4)  For the year ended October 31, 2010, includes automatic conversion of 243,868 shares of Class B shares in the amount of $3,032,207 to 242,209 shares of Class A shares in the amount of $3,032,207.

NOTES TO FINANCIAL STATEMENTS — April 30, 2011 — (unaudited) (continued)

	Focused Balanced Strategy
	Class A				Class B
	For the six months ended April 30, 2011 (unaudited)		For the year ended October 31, 2010		For the six months ended April 30, 2011 (unaudited)		For the year ended October 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(1)(2)	618,661	$7,873,556	921,366	$10,855,696	175,272	$2,219,257	320,876	$3,757,383
Reinvested dividends	91,637	1,139,965	73,936	861,956	36,887	456,655	24,085	277,697
Shares redeemed(1)(2)	(1,094,101)	(13,963,468)	(1,981,405)	(23,382,774)	(663,963)	(8,433,161)	(1,195,589)	(14,035,561)
Net increase (decrease)	(383,803)	$(4,949,947)	(986,103)	$(11,665,122)	(451,804)	$(5,757,249)	(850,628)	$(10,000,481)
	Class C				Class I
	For the six months ended April 30, 2011 (unaudited)		For the year ended October 31, 2010		For the six months ended April 30, 2011 (unaudited)		For the year ended October 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	211,965	$2,685,458	656,090	$7,708,516	3,441	$43,951	7,073	$83,333
Reinvested dividends	65,955	818,503	41,662	481,618	1,076	13,409	689	7,982
Shares redeemed	(935,025)	(11,870,123)	(2,182,997)	(25,715,248)	(12,736)	(163,107)	(15,362)	(179,709)
Net increase (decrease)	(657,105)	$(8,366,162)	(1,485,245)	$(17,525,114)	(8,219)	$(105,747)	(7,600)	$(88,394)
	Focused Fixed Income and Equity Strategy
	Class A				Class B
	For the six months ended April 30, 2011 (unaudited)		For the year ended October 31, 2010		For the six months ended April 30, 2011 (unaudited)		For the year ended October 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(3)(4)	161,126	$1,831,128	215,656	$2,376,119	18,183	$207,077	38,882	$427,668
Reinvested dividends	21,117	236,755	19,429	214,691	6,792	75,997	5,609	61,776
Shares redeemed(3)(4)	(139,352)	(1,586,575)	(361,109)	(4,004,702)	(148,176)	(1,680,921)	(181,140)	(2,011,724)
Net increase (decrease)	42,891	$481,308	(126,024)	$(1,413,892)	(123,201)	$(1,397,847)	(136,649)	$(1,522,280)

	Class C
	For the six months ended April 30, 2011 (unaudited)		For the year ended October 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	26,360	$299,445	124,902	$1,383,852
Reinvested dividends	12,833	143,727	10,315	113,597
Shares redeemed	(155,764)	(1,770,472)	(408,806)	(4,522,603)
Net increase (decrease)	(116,571)	$(1,327,300)	(273,589)	$(3,025,154)

(1)  For the six months ended April 30, 2011, includes automatic conversion of 251,957 shares of Class B shares in the amount of $3,211,028 to 250,367 shares of Class A shares in the amount of $3,211,028.

(2)  For the year ended October 31, 2010, includes automatic conversion of 236,980 shares of Class B shares in the amount of $2,781,060 to 235,778 shares of Class A shares in the amount of $2,781,060.

(3)  For the six months ended April 30, 2011, includes automatic conversion of 86,768 shares of Class B shares in the amount of $985,102 to 86,687 shares of Class A shares in the amount of $985,102.

(4)  For the year ended October 31, 2010, includes automatic conversion of 38,030 shares of Class B shares in the amount of $422,410 to 37,974 shares of Class A shares in the amount of $422,410.

NOTES TO FINANCIAL STATEMENTS — April 30, 2011 — (unaudited) (continued)

	Focused Fixed Income Strategy
	Class A				Class B
	For the six months ended April 30, 2011 (unaudited)		For the year ended October 31, 2010		For the six months ended April 30, 2011 (unaudited)		For the year ended October 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(1)(2)	75,055	$856,821	238,172	$2,794,901	2,776	$31,651	77,307	$905,677
Reinvested dividends	19,569	223,332	14,974	173,330	8,411	95,917	6,249	72,097
Shares redeemed(1)(2)	(218,420)	(2,494,128)	(319,211)	(3,714,175)	(102,930)	(1,178,287)	(132,189)	(1,544,850)
Net increase (decrease)	(123,796)	$(1,413,975)	(66,065)	$(745,944)	(91,743)	$(1,050,719)	(48,633)	$(567,076)

	Class C
	For the six months ended April 30, 2011 (unaudited)		For the year ended October 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	18,266	$207,997	84,730	$991,221
Reinvested dividends	13,986	159,351	11,327	130,588
Shares redeemed	(80,302)	(925,522)	(170,754)	(1,990,014)
Net increase (decrease)	(48,050)	$(558,174)	(74,697)	$(868,205)

	Focused Large-Cap Growth Portfolio
	Class A				Class B
	For the six months ended April 30, 2011 (unaudited)		For the year ended October 31, 2010		For the six months ended April 30, 2011 (unaudited)		For the year ended October 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(3)(4)	716,295	$12,685,823	3,893,511	$65,289,677	40,132	$668,571	92,332	$1,394,506
Shares issued in merger†	—	—	3,013,817	48,335,265	—	—	435,304	6,463,860
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed(3)(4)	(2,611,309)	(47,820,704)	(3,552,608)	(57,048,222)	(376,484)	(6,278,728)	(1,409,862)	(21,136,673)
Net increase (decrease)	(1,895,014)	$(35,134,881)	3,354,720	$56,576,720	(336,352)	$(5,610,157)	(882,226)	$(13,278,307)
	Class C				Class Z
	For the six months ended April 30, 2011 (unaudited)		For the year ended October 31, 2010		For the six months ended April 30, 2011 (unaudited)		For the year ended October 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	42,850	$718,830	90,523	$1,357,430	29,068	$538,374	471,106	$8,098,875
Shares issued in merger†	—	—	757,229	11,261,710	—	—	21,823	369,117
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(695,652)	(11,582,404)	(1,714,741)	(25,585,053)	(4,155,620)	(79,153,246)	(570,723)	(9,664,342)
Net increase (decrease)	(652,802)	$(10,863,574)	(866,989)	$(12,965,913)	(4,126,552)	$(78,614,872)	(77,794)	$(1,196,350)

(1)  For the six months ended April 30, 2011, includes automatic conversion of 41,433 shares of Class B shares in the amount of $472,272 to 41,397 shares of Class A shares in the amount of $472,272.

(2)  For the year ended October 31, 2010, includes automatic conversion of 23,482 shares of Class B shares in the amount of $276,623 to 23,459 shares of Class A shares in the amount of $276,623.

(3)  For the six months ended April 30, 2011, includes automatic conversion of 214,130 shares of Class B shares in the amount of $3,570,924 to 196,568 shares of Class A shares in the amount of $3,570,924.

(4)  For the year ended October 31, 2010, includes automatic conversion of 888,561 shares of Class B shares in the amount of $13,381,991 to 820,799 shares of Class A shares in the amount of $13,381,991.

†  See Note 2.

NOTES TO FINANCIAL STATEMENTS — April 30, 2011 — (unaudited) (continued)

	Focused Growth Portfolio
	Class A				Class B
	For the six months ended April 30, 2011 (unaudited)		For the year ended October 31, 2010		For the six months ended April 30, 2011 (unaudited)		For the year ended October 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(1)(2)	260,327	$6,256,682	640,157	$13,935,042	26,006	$563,063	71,936	$1,413,479
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed(1)(2)	(784,738)	(18,874,493)	(1,645,649)	(35,434,360)	(164,603)	(3,549,770)	(451,728)	(8,817,801)
Net increase (decrease)	(524,411)	$(12,617,811)	(1,005,492)	$(21,499,318)	(138,597)	$(2,986,707)	(379,792)	$(7,404,322)

	Class C
	For the six months ended April 30, 2011 (unaudited)		For the year ended October 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	60,907	$1,328,849	135,993	$2,678,453
Reinvested dividends	—	—	—	—
Shares redeemed	(239,548)	(5,175,275)	(457,141)	(8,823,728)
Net increase (decrease)	(178,641)	$(3,846,426)	(321,148)	$(6,145,275)

	Focused Small-Cap Growth Portfolio
	Class A				Class B
	For the six months ended April 30, 2011 (unaudited)		For the year ended October 31, 2010		For the six months ended April 30, 2011 (unaudited)		For the year ended October 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(3)(4)	1,566,001	$22,942,679	1,418,375	$17,754,732	35,417	$466,049	82,557	$898,530
Shares issued in merger†	—	—	7,749,247	92,786,548	—	—	685,032	7,293,810
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed(3)(4)	(3,207,288)	(47,389,985)	(5,857,615)	(72,620,699)	(225,021)	(2,964,500)	(610,037)	(6,595,166)
Net increase (decrease)	(1,641,287)	$(24,447,306)	3,310,007	$37,920,581	(189,604)	$(2,498,451)	157,552	$1,597,174
	Class C				Class I
	For the six months ended April 30, 2011 (unaudited)		For the year ended October 31, 2010		For the six months ended April 30, 2011 (unaudited)		For the year ended October 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	72,255	$937,932	98,493	$1,093,938	3,488	$54,841	4,129	$50,726
Shares issued in merger†	—	—	621,653	6,593,303	—	—	5,030	61,562
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(306,000)	(3,999,089)	(891,618)	(9,568,060)	(2,603)	(40,520)	(102,274)	(1,324,589)
Net increase (decrease)	(233,745)	$(3,061,157)	(171,472)	$(1,880,819)	885	$14,321	(93,115)	$(1,212,301)

(1)  For the six months ended April 30, 2011, includes automatic conversion of 87,652 shares of Class B shares in the amount of $1,899,078 to 78,899 shares of Class A shares in the amount of $1,899,078.

(2)  For the year ended ended October 31, 2010, includes automatic conversion of 197,705 shares of Class B shares in the amount of $3,867,585 to 178,922 shares of Class A shares in the amount of $3,867,585.

(3)  For the six months ended April 30, 2011, includes automatic conversion of 119,794 shares of Class B shares in the amount of $1,588,574 to 105,492 shares of Class A shares in the amount of $1,588,574.

(4)  For the year ended ended October 31, 2010, includes automatic conversion of 260,038 shares of Class B shares in the amount of $2,805,734 to 230,384 shares of Class A shares in the amount of $2,805,734.

†  See Note 2.

NOTES TO FINANCIAL STATEMENTS — April 30, 2011 — (unaudited) (continued)

	Focused Small-Cap Value Portfolio
	Class A				Class B
	For the six months ended April 30, 2011 (unaudited)		For the year ended October 31, 2010		For the six months ended April 30, 2011 (unaudited)		For the year ended October 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(1)(2)	2,172,893	$40,079,889	1,224,856	$17,048,931	78,825	$1,273,945	79,384	$983,910
Reinvested dividends	163,722	2,694,867	194,516	2,415,894	13,932	203,273	15,141	167,456
Shares redeemed(1)(2)	(1,495,804)	(26,803,869)	(6,035,419)	(84,200,345)	(142,689)	(2,240,150)	(489,165)	(5,940,012)
Net increase (decrease)	840,811	$15,970,887	(4,616,047)	$(64,735,520)	(49,932)	$(762,932)	(394,640)	$(4,788,646)

	Class C
	For the six months ended April 30, 2011 (unaudited)		For the year ended October 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	346,624	$5,598,464	167,773	$2,115,049
Reinvested dividends	43,236	633,408	33,213	369,662
Shares redeemed	(214,860)	(3,399,089)	(1,080,055)	(12,841,709)
Net increase (decrease)	175,000	$2,832,783	(879,069)	$(10,356,998)

	Focused Growth and Income Portfolio
	Class A				Class B
	For the six months ended April 30, 2011 (unaudited)		For the year ended October 31, 2010		For the six months ended April 30, 2011 (unaudited)		For the year ended October 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(3)(4)	322,264	$4,495,490	723,598	$9,280,651	34,520	$439,567	68,715	$807,258
Shares issued in merger†	—	—	8,734,540	109,423,777	—	—	927,426	10,638,052
Reinvested dividends	88,243	1,197,463	—	—	9,743	120,321	—	—
Shares redeemed(3)(4)	(1,311,064)	(18,311,917)	(3,663,697)	(46,954,157)	(420,367)	(5,338,874)	(944,698)	(11,025,952)
Net increase (decrease)	(900,557)	$(12,618,964)	5,794,441	$71,750,271	(376,104)	$(4,778,986)	51,443	$419,358
	Class C				Class I
	For the six months ended April 30, 2011 (unaudited)		For the year ended October 31, 2010		For the six months ended April 30, 2011 (unaudited)		For the period January 25, 2010@ through October 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	52,220	$663,992	62,491	$733,235	—	$—	4,964	$62,295
Shares issued in merger†	—	—	1,534,601	17,597,799	—	—	44,792	561,142
Reinvested dividends	20,823	257,376	—	—	412	5,612	—	—
Shares redeemed	(498,135)	(6,333,608)	(1,294,004)	(15,062,644)	(5,289)	(75,307)	(10,719)	(135,232)
Net increase (decrease)	(425,092)	$(5,412,240)	303,088	$3,268,390	(4,877)	$(69,695)	39,037	$488,205

(1)  For the six months ended April 30, 2011, includes automatic conversion of 74,624 shares of Class B shares in the amount of $1,179,877 to 66,021 shares of Class A shares in the amount of $1,179,877.

(2)  For the year ended ended October 31, 2010, includes automatic conversion of 281,916 shares of Class B shares in the amount of $3,458,658 to 250,057 shares of Class A shares in the amount of $3,458,658.

(3)  For the six months ended April 30, 2011, includes automatic conversion of 174,158 shares of Class B shares in the amount of $2,199,544 to 158,265 shares of Class A shares in the amount of $2,199,544.

(4)  For the year ended October 31, 2010, includes automatic conversion of 433,372 shares of Class B shares in the amount of $5,052,306 to 395,896 shares of Class A shares in the amount of $5,052,306.

†  See Note 2.

@  Commencement of operations.

NOTES TO FINANCIAL STATEMENTS — April 30, 2011 — (unaudited) (continued)

	Focused Technology Portfolio
	Class A				Class B
	For the six months ended April 30, 2011 (unaudited)		For the year ended October 31, 2010		For the six months ended April 30, 2011 (unaudited)		For the year ended October 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(1)(2)	1,233,106	$8,186,759	1,141,588	$7,053,440	21,986	$143,499	47,526	$268,004
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed(1)(2)	(4,140,210)	(29,074,185)	(4,238,304)	(25,298,989)	(153,168)	(979,766)	(449,872)	(2,526,345)
Net increase (decrease)	(2,907,104)	$(20,887,426)	(3,096,716)	$(18,245,549)	(131,182)	$(836,267)	(402,346)	$(2,258,341)

	Class C
	For the six months ended April 30, 2011 (unaudited)		For the year ended October 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	68,897	$452,601	92,662	$523,425
Reinvested dividends	—	—	—	—
Shares redeemed	(219,054)	(1,406,605)	(532,926)	(2,967,812)
Net increase (decrease)	(150,157)	$(954,004)	(440,264)	$(2,444,387)

	Focused Dividend Strategy Portfolio
	Class A				Class B
	For the six months ended April 30, 2011 (unaudited)		For the year ended October 31, 2010		For the six months ended April 30, 2011 (unaudited)		For the year ended October 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(3)(4)	22,991,614	$257,431,058	20,604,080	$212,036,705	1,503,529	$16,743,129	1,301,504	$13,342,009
Reinvested dividends	303,404	3,416,730	354,481	3,616,882	18,788	210,112	32,859	332,739
Shares redeemed(3)(4)	(5,376,971)	(60,383,430)	(4,352,449)	(44,172,610)	(424,534)	(4,766,037)	(621,134)	(6,286,335)
Net increase (decrease)	17,918,047	$200,464,358	16,606,112	$171,480,977	1,097,783	$12,187,204	713,229	$7,388,413

	Class C
	For the six months ended April 30, 2011 (unaudited)		For the year ended October 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	6,756,032	$75,194,327	6,462,781	$66,402,455
Reinvested dividends	73,470	821,823	107,010	1,085,931
Shares redeemed	(914,116)	(10,309,552)	(996,007)	(10,023,409)
Net increase (decrease)	5,915,386	$65,706,598	5,573,784	$57,464,977

	Focused StarALPHA Portfolio
	Class A				Class C
	For the six months ended April 30, 2011 (unaudited)		For the year ended October 31, 2010		For the six months ended April 30, 2011 (unaudited)		For the year ended October 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	67,647	$691,320	432,450	$3,840,864	10,958	$110,757	42,541	$378,906
Reinvested dividends	7,799	76,041	4,636	42,515	—	—	—	—
Shares redeemed	(1,316,190)	(13,155,990)	(4,215,582)	(37,845,181)	(109,242)	(1,085,085)	(549,153)	(4,812,867)
Net increase (decrease)	(1,240,744)	$(12,388,629)	(3,778,496)	$(33,961,802)	(98,284)	$(974,328)	(506,612)	$(4,433,961)

(1)  For the six months ended April 30, 2011, includes automatic conversion of 68,830 shares of Class B shares in the amount of $444,970 to 64,348 shares of Class A shares in the amount of $444,970.

(2)  For the year ended October 31, 2010, includes automatic conversion of 226,519 shares of Class B shares in the amount of $1,282,551 to 213,110 shares of Class A shares in the amount of $1,282,551.

(3)  For the six months ended April 30, 2011, includes automatic conversion of 256,239 shares of Class B shares in the amount of $2,877,100 to 255,252 shares of Class A shares in the amount of $2,877,100.

(4)  For the year ended October 31, 2010, includes automatic conversion of 236,922 shares of Class B shares in the amount of $2,398,457 to 236,065 shares of Class A shares in the amount of $2,398,457.

NOTES TO FINANCIAL STATEMENTS — April 30, 2011 — (unaudited) (continued)

	SunAmerica Strategic Value
	Class A				Class B
	For the six months ended April 30, 2011 (unaudited)		For the year ended October 31, 2010		For the six months ended April 30, 2011 (unaudited)		For the year ended October 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(1)(2)	408,970	$6,811,221	1,567,436	$22,966,668	33,377	$523,278	91,729	$1,269,969
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed(1)(2)	(1,141,480)	(18,793,802)	(3,128,968)	(45,138,054)	(325,765)	(5,051,695)	(1,521,702)	(20,851,377)
Net increase (decrease)	(732,510)	$(11,982,581)	(1,561,532)	$(22,171,386)	(292,388)	$(4,528,417)	(1,429,973)	$(19,581,408)

	Class C
	For the six months ended April 30, 2011 (unaudited)		For the year ended October 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	39,799	$621,036	247,224	$3,417,505
Reinvested dividends	—	—	—	—
Shares redeemed	(718,974)	(11,144,055)	(1,664,414)	(22,617,685)
Net increase (decrease)	(679,175)	$(10,523,019)	(1,417,190)	$(19,200,180)

(1)  For the six months ended April 30, 2011, includes automatic conversion of 171,354 shares of Class B shares in the amount of $2,655,143 to 160,774 shares of Class A shares in the amount of $2,655,143.

(2)  For the year ended ended October 31, 2010, includes automatic conversion of 1,030,541 shares of Class B shares in the amount of $14,165,158 to 972,147 shares of Class A shares in the amount of $14,165,158.

Note 10.  Directors' Retirement Plan

The Board has adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended, for the Disinterested Directors. The Retirement Plan provides generally that a Disinterested Director may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Director of any of the adopting SunAmerica mutual funds (the "Adopting Funds") or has attained the age of 60 while a Director and completed five (5) consecutive years of service as a Director of any Adopting Fund (an "Eligible Director"). Pursuant to the Retirement Plan, an Eligible Director may receive benefits upon (i) his or her death or disability while a Director or (ii) the termination of his or her tenure as a Director, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Director.

As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Director and Participant, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Director's account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

Effective December 3, 2008, the Retirement Plan was amended to, among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Directors from first becoming participants in the Retirement Plan after December 31, 2008 and (3) permit active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to Participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

NOTES TO FINANCIAL STATEMENTS — April 30, 2011 — (unaudited) (continued)

The following amounts for the Retirement Plan Liabilities are included in the Directors' fees and expense line on the Statement of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Directors' fees and expenses line on the Statement of Operations.

Portfolio	Retirement Plan Liability	Retirement Plan Expense	Retirement Plan Payments
	As of April 30, 2011
Focused Equity Strategy	$2,905	$182	$404
Focused Multi-Asset Strategy	4,124	370	558
Focused Balanced Strategy	2,472	183	341
Focused Fixed Income and Equity Strategy	380	25	52
Focused Fixed Income Strategy	175	16	23
Focused Large-Cap Growth	19,582	435	2,834
Focused Growth	6,052	160	872
Focused Small-Cap Growth	9,297	170	1,350
Focused Small-Cap Value	3,088	126	439
Focused Growth and Income	15,408	205	2,266
Focused Technology	1,058	59	148
Focused Dividend Strategy	2,282	347	288
SunAmerica Strategic Value	5,517	190	791

Note 11.  Lines of Credit

The SunAmerica family of mutual funds has established a $75 million committed and $50 million uncommitted line of credit with State Street Bank and Trust Company, the Portfolios' custodian. Interest is currently payable at the higher of the Federal Funds Rate plus 125 basis points or London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 12.5 basis points per annum on the daily unused portion of the committed line of credit which is included in the other expenses line on the Statement of Operations. Borrowings under the line of credit will commence when the respective Portfolio's cash shortfall exceeds $100,000. During the six months ending April 30, 2011, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Focused Large-Cap Growth	4	$5,664	$39,157,557	1.50%
Focused Small-Cap Growth	5	445	2,150,655	1.49
Focused Small-Cap Value	1	10	237,212	1.48
Focused Growth and Income	1	13	304,691	1.49
Focused Technology	17	1,986	2,850,418	1.46
Focused StarALPHA	25	1,066	1,037,001	1.47
SunAmerica Strategic Value	67	1,855	674,027	1.48

At April 30, 2011, the Focused Technology Portfolio and the Focused StarALPHA Portfolio had $1,624,408 and $848,934, respectively, in borrowings outstanding at an interest rate of 1.38%.

Note 12.  Interfund Lending

Pursuant to exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and loan money to each other and other investment companies advised by SunAmerica or an affiliate for temporary or emergency purposes. An interfund loan will be made under this facility only if the lines of credit are not available and the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended April 30, 2011, none of the Portfolios participated in the program.

NOTES TO FINANCIAL STATEMENTS — April 30, 2011 — (unaudited) (continued)

Note 13.  Investment Concentration

The Focused Technology Portfolio invests primarily in the technology sector. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the prices of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers bears an additional risk that economic events may affect a substantial portion of the Portfolio's investments. In addition, at times equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment and biotechnology, among others. As of April 30, 2011, the Focused Technology Portfolio had 95.2% of its net assets invested in technology companies.

Note 14.  Subsequent Events

At a meeting of the Board of the Fund held on March 1, 2011 (the "March Meeting"), the Board approved, subject to shareholder approval, a proposed Agreement and Plan of Reorganization pursuant to which the Focused Equity Strategy Portfolio (the "Equity Strategy Portfolio") will transfer all of its assets to the Focused Multi-Asset Strategy Portfolio (the "Multi-Asset Strategy Portfolio") in exchange solely for the assumption of the Equity Strategy Portfolio's liabilities by the Multi-Asset Strategy Portfolio and for Class A, Class B, Class C and Class I shares of the Multi-Asset Strategy Portfolio, which shares will be distributed by the Equity Strategy Portfolio to the holders of its shares in complete liquidation thereof (the "Multi-Asset Strategy Reorganization"). A special meeting of shareholders of the Equity Strategy Portfolio was held on June 7, 2011, in order to consider the proposed Multi-Asset Strategy Reorganization. However, a quorum was not present at the special meeting and it was therefore adjourned to July 19, 2011.

In addition, at the March Meeting, the Board also approved, subject to shareholder approval, proposed Agreements and Plans of Reorganization pursuant to which the Focused Fixed Income Strategy Portfolio and Focused Fixed Income and Equity Strategy Portfolio (the "Target Portfolios") will transfer all of their assets to the Focused Balanced Strategy Portfolio (the "Balanced Strategy Portfolio") in exchange solely for the assumption of the Target Portfolio's liabilities by the Balanced Strategy Portfolio and for Class A, Class B, and Class C shares of the Balanced Strategy Portfolio, which shares will be distributed by each of the Target Portfolios to the holders of their respective shares in complete liquidation thereof (the "Balanced Strategy Reorganization"). A special meeting of shareholders of each Target Portfolio was held on June 7, 2011, in order to consider the proposed Balanced Strategy Reorganization. However, a quorum was not present at the special meeting with respect to each Target Portfolio and it was therefore adjourned to July 19, 2011.

On June 14, 2011, the Board of Directors of the Fund approved changes to the principal investment strategies of each Strategy Portfolio to permit each Strategy Portfolio to invest in the SunAmerica Global Trends Fund, a new series of SunAmerica Specialty Series, effective on June 14, 2011. Additional details regarding these changes may be found in the Fund's prospectus, as supplemented on June 14, 2011.

Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Directors

Richard W. Grant

Peter A. Harbeck

Dr. Judith L. Craven

William F. Devin

Stephen J. Gutman

William J. Shea

Officers

John T. Genoy, President
and Chief Executive Officer

Donna M. Handel, Treasurer

James Nichols, Vice President

Timothy Pettee, Vice President

Katherine Stoner, Vice President and Chief Compliance Officer

Gregory N. Bressler, Chief Legal Officer
and Secretary

Nori L. Gabert, Vice President and
Assistant Secretary

Kathleen Fuentes, Assistant Secretary

John E. McLean, Assistant Secretary

Gregory R. Kingston, Vice President and
Assistant Treasurer

John E. Smith Jr., Assistant Treasurer

Matthew Hackethal, Anti-Money Laundering Compliance Officer

Investment Adviser

SunAmerica Asset Management Corp.
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Distributor

SunAmerica Capital Services, Inc.
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Shareholder Servicing Agent

SunAmerica Fund Services, Inc.
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Custodian and Transfer Agent

State Street Bank and Trust Company
P.O. Box 5607
Boston, MA 02110

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Portfolios which is available in the Fund's Statement of Additional Information, may be obtained without charge upon request, by calling (800) 858-8850. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON SUNAMERICA SERIES, INC. PORTFOLIOS

Information regarding how SunAmerica Series, Inc. Portfolios voted proxies relating to securities held in the SunAmerica Series, Inc. Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800)858-8850 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Fund's Forms N-Q are available on the U.S. Securities and Exchange Commission's website at http://www.sec.gov. You can also review and obtain copies of Form N-Q at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Funds. Distribution of this report to persons other than shareholders of the Fund is authorized only in connection with a currently effective prospectus, setting forth details of the Fund, which must precede or accompany this report.

DELIVERY OF SHAREHOLDER DOCUMENTS

The Funds have adopted a policy that allows them to send only one copy of a Fund's prospectus, proxy material, annual report and semi-annual report (the "shareholder documents") to shareholders with multiple accounts residing at the same "household." This practice is called householding and reduces Fund expenses, which benefits you and other shareholders. Unless the Funds receive instructions to the contrary, you will only receive one copy of the shareholder documents. The Funds will continue to household the shareholder documents indefinitely, until we are instructed otherwise. If you do not wish to participate in householding, please contact Shareholder Services at (800) 858-8850 ext. 6010 or send a written request with your name, the name of your fund(s) and your account number(s) to SunAmerica Mutual Funds c/o BFDS, P.O. Box 219186, Kansas City MO, 64121-9186. We will resume individual mailings for your account within thirty (30) days of receipt of your request.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

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Go Paperless!!

Did you know that you have the option to
receive your shareholder reports online?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.

Why Choose Electronic Delivery?

It's Quick — Fund documents will be received faster than via traditional mail.

It's Convenient — Elimination of bulky documents from personal files.

It's Cost Effective — Reduction of your Fund's printing and mailing costs.

To sign up for electronic delivery, follow these simple steps:

1

Go to

www.sunamericafunds.com

2

Click on the link to "Go Paperless!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.sunamericafunds.com at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note — this option is only available to accounts opened through the Funds.

For information on receiving this report online, see inside back cover.

Distributed by: SunAmerica Capital Services, Inc.

This fund report must be preceded by or accompanied by a prospectus.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, from the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.sunamericafunds.com. Read the prospectus carefully before investing.

FOSAN - 4/11

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c) (2) (iv) of Regulation S-K (17 CFR 229.407) (as required by 22 (b) (15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a))
attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and
Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	July 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	July 7, 2011

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date:	July 7, 2011